Filed with the Securities and Exchange Commission on April 27, 2006

1933 Act Registration File No. 333-40128
1940 Act File No. 811-09997
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	16	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	18	[	X	]

(Check appropriate box or boxes.)

BAIRD FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

777 East Wisconsin Avenue
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (414) 765-3500

Charles M. Weber, Esq.
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On May 1, 2006 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

BAIRD FUNDS, INC.

Prospectus

May 1, 2006

Baird Intermediate Bond Fund
Baird Aggregate Bond Fund
Baird Intermediate Municipal Bond Fund
Baird Core Plus Bond Fund
Baird Short-Term Bond Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

RISK/RETURN SUMMARY	3

INVESTMENT OBJECTIVES	3
PRINCIPAL INVESTMENT STRATEGIES	4
PRINCIPAL RISKS	6
WHO MAY WANT TO INVEST IN THE FUNDS	9
PERFORMANCE INFORMATION	10
FEES AND EXPENSES OF THE FUNDS	16

MANAGEMENT OF THE FUNDS	17

THE ADVISOR	17
THE INVESTMENT MANAGEMENT TEAM	17

FINANCIAL HIGHLIGHTS	21

YOUR ACCOUNT	30

DISTRIBUTION OF SHARES	30
DESCRIPTION OF CLASSES	30
SHARE PRICE	31
BUYING SHARES	32
SELLING SHARES	36
EXCHANGING SHARES	37
GENERAL TRANSACTION POLICIES	38

PORTFOLIO HOLDINGS DISCLOSURE POLICY	39

DISTRIBUTIONS AND TAXES	39

DISTRIBUTIONS	39
TAXATION	40

PRIVACY POLICY	PP-1

FOR MORE INFORMATION	BACK COVER

Please find the Privacy Policy for Baird Funds, Inc.
inside the back cover of this prospectus.

2

Risk/Return Summary

This prospectus describes the Baird Intermediate Bond Fund (“Intermediate Bond Fund”), Baird Aggregate Bond Fund (“Aggregate Bond Fund”), Baird Intermediate Municipal Bond Fund (“Intermediate Municipal Bond Fund”), Baird Core Plus Bond Fund (“Core Plus Bond Fund”) and Baird Short-Term Bond Fund (“Short-Term Bond Fund”) (each, a “Fund” and collectively, the “Funds”), five investment portfolios offered by Baird Funds, Inc. (“Baird Funds” or the “Company”). Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) serves as the investment adviser to the Funds.

Investment Objectives

Intermediate Bond Fund
The investment objective of the Intermediate Bond Fund is to provide an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index. The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and ten years.

Aggregate Bond Fund
The investment objective of the Aggregate Bond Fund is to provide an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

Intermediate Municipal Bond Fund
The primary investment objective of the Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax. A secondary objective is to provide total return with relatively low volatility of principal. The Intermediate Municipal Bond Fund strives to achieve an annual rate of return, before fund expenses, greater than the annual rate of total return of the Lehman Brothers 7-Year General Obligation Bond Index. The Lehman Brothers 7-Year General Obligation Bond Index is an unmanaged, market value weighted index consisting of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of six to eight years.

Core Plus Bond Fund
The investment objective of the Core Plus Bond Fund is to provide an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Lehman Brothers U.S. Universal Bond Index. The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt with maturities of at least one year.

Short-Term Bond Fund
The investment objective of the Short-Term Bond Fund is to provide an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Lehman Brothers 1-3 Year Government/Credit Bond Index. The Lehman Brothers 1-3 Year Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and three years.

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Principal Investment Strategies

To achieve each Fund’s investment objectives, the Advisor attempts to keep the duration of each Fund’s portfolio substantially equal to that of its benchmark. The Advisor seeks to control credit quality risk by purchasing only investment grade, U.S. dollar denominated securities for the Aggregate Bond Fund, Intermediate Bond Fund, Intermediate Municipal Bond Fund and Short-Term Bond Fund. Although the Core Plus Bond Fund invests primarily in investment grade securities, it may also invest to a limited extent in non-investment grade securities. The Intermediate Municipal Bond Fund may invest in short-term municipal obligations and tax-exempt commercial paper. The Advisor attempts to diversify each Fund’s portfolio by holding securities of many different issuers and choosing issuers in a variety of sectors.

Duration: a measure of a fixed income security’s average life that reflects the present value of the security’s cash flow, and accordingly is a measure of price sensitivity to interest rate changes. For example, if interest rates decline by 1%, the market value of a portfolio with a duration of five years would rise by approximately 5%. Conversely, if interest rates increase by 1%, the market value of the portfolio would decline by approximately 5%.

The effective dollar-weighted average portfolio maturity of the Short-Term Bond Fund will be more than one year but less than three years during normal market conditions. The effective dollar-weighted average portfolio maturity of the Intermediate Bond Fund and Intermediate Municipal Bond Fund will be more than three years but less than ten years during normal market conditions. The effective dollar-weighted average portfolio maturity of the Core Plus Bond Fund and Aggregate Bond Fund will be more than five years during normal market conditions.

The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor. Some types of bonds may also have an “effective maturity” that is shorter than the stated maturity due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Dollar-weighted effective maturity is calculated by averaging the effective maturity of bonds held by the Fund with each effective maturity “weighted” according to the percentage of net assets that it represents.

The Advisor generally will sell a security when, on a relative basis and in the Advisor’s opinion, it will no longer help a Fund attain its objectives.

The Advisor attempts to achieve annual rates of total return greater than each Fund’s respective benchmark index. The Core Plus Bond Fund and Aggregate Bond Fund each maintain longer maturities than the Intermediate Bond Fund and Short-Term Bond Fund and typically maintain longer maturities than the Intermediate Municipal Bond Fund, thus providing a greater potential for return, with an increased level of risk. Each of the Core Plus Bond Fund’s and Aggregate Bond Fund’s investments are based on, although do not replicate, the securities composition of the respective Fund’s benchmark index. Consequently, each Fund’s portfolio composition and risks will differ. For example, the Core Plus Bond Fund may invest up to 20% of its net assets in non-investment grade debt securities (high yield or junk bonds). Because it does not purchase non-investment grade bonds, the Aggregate Bond Fund is expected to perform more closely to the overall investment grade bond market than the Core Plus Bond Fund.

Investment Grade Securities are:
Securities rated in one of the four highest categories by Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings (“Fitch”) or another nationally recognized statistical rating organization.

In determining which securities to buy for the Funds, the Advisor attempts to achieve returns that exceed a Fund’s benchmark primarily in three ways:

Yield curve positioning: The yield curve is a graphic representation of the actual or projected yields of fixed-income securities in relation to their maturities and durations. The Advisor attempts to match the average duration of the securities in the Fund with the average duration of the securities in the Fund’s benchmark. The securities in the Fund, though, will not be identical to the securities in the benchmark. The Advisor selects securities for the Fund with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective. Because the yield curve is constantly changing, the Advisor regularly adjusts the Fund’s portfolio to purchase securities that it believes will best assist the Fund in achieving its objectives.

4

Sector allocation: The Advisor next evaluates the return potential of each sector (including: asset-backed securities, mortgage-backed securities, government and governmental agency bonds, and corporate bonds for the Intermediate Bond Fund, Core Plus Bond Fund, Aggregate Bond Fund and Short-Term Bond Fund; and general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds for the Intermediate Municipal Bond Fund). The Advisor invests in securities in those sectors which it believes represent the greatest potential for achieving the Funds’ objectives. The Advisor regularly adjusts the portfolio in order to address changes in yields and underlying risks in various sectors.

Security selection: The Advisor then focuses on selecting individual securities. The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available securities of that issuer to purchase.

Each Fund will provide its shareholders with at least a 60-day notice of any change in such Fund’s policy to invest at least 80% of its assets in the types of securities suggested by its name.

Debt Securities
The Advisor will attempt to keep the Intermediate Bond Fund, Core Plus Bond Fund, Aggregate Bond Fund and Short-Term Bond Fund fully invested. The Intermediate Bond Fund, Core Plus Bond Fund, Aggregate Bond Fund and Short-Term Bond Fund each have a policy of investing at least 80% of its net assets in the following types of debt securities:

• U.S. government	• U.S. government agencies
• Stripped U.S. government	• Corporate
• Collateralized mortgage obligations	• Medium-term notes
• Asset-backed and mortgage-backed obligations	• Eurobonds

Municipal Obligations
The Intermediate Municipal Bond Fund invests principally in investment grade, intermediate-term municipal obligations issued by state and local governments exempt from federal income tax. During normal market conditions, the Fund will invest at least 80% of its net assets in bonds and debentures, the interest on which is exempt from regular federal income and alternative minimum taxes.

Municipal Obligations: are dollar-denominated debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their authorities, agencies, instrumentalities and political subdivisions.

In pursuing its investment objective, the Intermediate Municipal Bond Fund invests in a diversified portfolio of municipal obligations. Municipal obligations purchased by the Fund will be:

•	Investment grade at the time of purchase (i.e., BBB or higher by S&P or Fitch, or Baa or higher by Moody’s, or in the highest four categories by another nationally recognized rating agency)
•	Unrated at the time of purchase but determined to be of comparable quality by the Advisor
•	Municipal notes and other short-term obligations rated SP-1 by S&P or MIG-1 by Moody’s
•	Tax-exempt commercial paper rated A-1 by S&P or VMIG-1 by Moody’s.

Investment Grade Debt Securities
Debt obligations acquired by the Intermediate Bond Fund, Aggregate Bond Fund, Intermediate Municipal Bond Fund and Short-Term Bond Fund will be “investment grade,” as rated by at least one rating agency. The Core Plus Bond Fund will invest primarily in investment grade bonds, but may also invest in non-investment grade bonds, as described below. The Advisor may purchase unrated obligations for each Fund that are determined by the Advisor to be comparable in quality to the rated obligations. Average quality for the Intermediate Bond Fund, Aggregate Bond Fund, Intermediate Municipal Bond Fund and Short-Term Bond Fund is expected to be at least the second highest rating category of S&P or Moody’s. Average quality for the Core Plus Bond Fund is expected to be at least the third highest rating category of S&P or Moody’s. After purchase, a security may cease to be rated or may have its rating reduced below the minimum rating required by a Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the security. With respect to the Aggregate Bond Fund, Intermediate Bond Fund, Intermediate Municipal Bond Fund and Short-Term Bond Fund, if over 5% of a Fund’s net assets consist of obligations that have fallen below the minimum rating, the Advisor will immediately sell some of those securities to reduce the aggregate value of such securities to less than 5% of the Fund’s net assets.

5

Non-Investment Grade Debt Securities (High Yield or Junk Bonds)
The Core Plus Bond Fund may invest up to 20% of its net assets in non-investment grade bonds, which are debt securities that are not rated in one of the four highest rating categories of S&P, Moody’s, Fitch or another nationally recognized rating agency.

Illiquid Investments
Each Fund may invest up to 15% of its net assets in illiquid securities, measured at the time of purchase. In general, illiquid securities are securities that cannot be sold or disposed of within seven days at their approximate market value. Securities that are not registered under the federal securities laws and cannot be sold to the U.S. public because of Securities and Exchange Commission (“SEC”) regulations (known as “restricted securities”) generally are regarded as illiquid securities unless the Advisor determines otherwise in the case of Rule 144A securities and certain commercial paper.

Foreign Securities
Each Fund may invest up to 20% of its net assets in U.S. dollar-denominated debt obligations of foreign corporations and governments.

Cash or Similar Investments; Temporary Strategies
Under normal market conditions, each Fund may invest up to 20% of its net assets in cash or similar short-term, investment grade securities such as U.S. government securities, repurchase agreements, commercial paper or certificates of deposit. In addition, each Fund may invest up to 100% of its total assets in cash or short-term, investment grade securities as a temporary defensive position during adverse market, economic or political conditions and in other limited circumstances. Taxable obligations purchased by the Intermediate Municipal Bond Fund normally will not exceed 20% of the Fund’s total assets at the time of purchase. To the extent a Fund engages in any temporary strategies, the Fund may not achieve its investment objective.

Principal Risks

The main risks of investing in each of the Funds are substantially similar. However, certain risks are enhanced for each Fund. Specifically, the Core Plus Bond Fund and Aggregate Bond Fund each maintain longer maturities than the Intermediate Bond Fund and Short-Term Bond Fund, and typically maintain longer maturities than the Intermediate Municipal Bond Fund, thus providing a greater potential for return, with an increased level of risk. In addition, although the Core Plus Bond and Aggregate Bond Funds’ maturities are similar, their portfolio composition and the resulting risks are different. In particular, because the Core Plus Bond Fund may purchase securities that are rated below investment grade, the Core Plus Bond Fund may be exposed to greater credit risk, including risk of default, and other risks associated with non-investment grade bonds than the Aggregate Bond Fund. Also, the risks associated with investing in municipal securities are enhanced with the Intermediate Municipal Bond Fund.

6

Management Risks
The Advisor may err in its choices of securities or portfolio mixes. Such errors could result in a negative return and a loss to you. Because each Fund holds fewer securities than its benchmark index, material events affecting a Fund’s portfolio (for example, an issuer’s decline in credit quality) may influence the performance of the Fund to a greater degree than such events will influence its benchmark index and may prevent the Fund from attaining its investment objective for a particular period.

Bond Market Risks
The major risks of each Fund are those of investing in the bond market. A bond’s market value is affected significantly by changes in interest rates - generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest-rate risk”). Generally, the longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit-quality risk”). Because bond values may fluctuate, a Fund’s share price may fluctuate. As a result, if the value of a Fund’s investment decreases, you may lose money.

Credit Quality Risks
Individual issues of fixed-income securities may be subject to the credit risk of the issuer. Therefore, the underlying company may experience unanticipated financial problems and may be unable to meet its payment obligations. Bonds receiving the lowest investment grade rating or a high yield (“junk bond”) rating may have speculative characteristics and, compared to higher grade securities, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances.

Non-Investment Grade Bond Risks — Core Plus Bond Fund Only
The Core Plus Bond Fund may invest up to 20% of its net assets in non-investment grade debt securities (commonly referred to as junk bonds). Non-investment grade bonds, while generally offering higher yields than investment grade securities with similar maturities, involve greater risk, including the possibility of default or bankruptcy.

Non-investment grade debt securities tend to be more sensitive to economic conditions than higher-rated debt securities. As a result, they generally are more sensitive to credit risk than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of non-investment grade debt securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Core Plus Bond Fund may have difficulty disposing of certain non-investment grade debt securities because there may be a thin trading market for such securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. Periods of economic uncertainty generally result in increased volatility in the market prices of these securities and will also increase the volatility of the Core Plus Bond Fund’s net asset value.

Liquidity Risks
Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other securities or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Funds.

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Foreign Securities Risks
Foreign investments involve additional risk including currency rate fluctuations, political and economic instability and differences in financial reporting standards, in addition to less regulated securities markets.

Mortgage- and Asset-Backed Securities Risks — Aggregate Bond Fund, Intermediate Bond Fund, Core Plus Bond Fund and Short-Term Bond Fund Only
Mortgage- and asset-backed securities are subject to a number of risks, including interest rate risk. These types of securities are more sensitive to interest rate risk than other types of fixed income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of these securities. When interest rates fall, mortgage- and asset-backed securities are subject to prepayment risk. Prepayment risk is the risk that the borrower will prepay some or the entire principal owed to the issuer. If that happens, a Fund may have to replace the security by investing the proceeds in a security with a lower yield. This could reduce the share price and income distributions of those Funds noted above. When interest rates rise, certain types of mortgage- and asset-backed securities are subject to extension risk. Extension risk is the risk that such securities will be paid off more slowly than originally anticipated and their value will decrease as the average life and interest rates increase.

Government Obligations Risks
The Funds may invest in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. However, no assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. For instance, securities issued by the Government National Mortgage Association (“Ginnie Mae”) are supported by the full faith and credit of the United States, while securities issued by the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) are supported only by the discretionary authority of the U.S. government. Moreover, securities issued by the Student Loan Marketing Association (“Sallie Mae”) are supported only by the credit of that agency. While the U.S. government provides financial support to various U.S. government-sponsored agencies and instrumentalities, such as those listed above, no assurance can be given that it will always do so.

Tax Risks — Intermediate Municipal Bond Fund Only
Municipal securities may decrease in value during times when tax rates are low. Since interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Intermediate Municipal Bond Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Investment in tax-exempt securities poses additional risks. In many cases, the Internal Revenue Service (“IRS”) has not ruled on whether the interest received on a tax-exempt obligation is tax-exempt, and accordingly, purchases of these securities are based on the opinion of bond counsel to the issuers at the time of issuance. The Intermediate Municipal Bond Fund and the Advisor rely on these opinions and will not review the basis for them.

8

Municipal Obligations Risks — Intermediate Municipal Bond Fund only
The Intermediate Municipal Bond Fund may invest more than 25% of its total assets in municipal obligations issued by persons located in the same state and the interest on which is paid solely from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or types of projects may have a disproportionate impact on the Intermediate Municipal Bond Fund’s share price.

It is anticipated that the Intermediate Municipal Bond Fund will invest in municipal securities issued by governmental authorities throughout the United States and its territories. The Intermediate Municipal Bond Fund intends to purchase various types of municipal bonds. These include general obligation and pre-refunded bonds issued for any purpose, and revenue bonds funding education, housing and transportation and essential services including, without limitation, water, sewer and electricity.

Municipal obligations, which the Intermediate Municipal Bond Fund may acquire, include municipal lease obligations, which are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. If the funds are not appropriated for the following year’s lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Intermediate Municipal Bond Fund.

The Funds cannot guarantee that they will achieve their respective investment objectives. Please be aware that you may lose money by investing in the Funds.

Who May Want to Invest in the Funds

The Funds may be appropriate for investors who:

•	Wish to invest for the long-term;
•	Want to earn income on investments considered more stable than stocks;
•	Are looking for a fixed-income component to their portfolio;
•	Are willing to assume the risk of investing in fixed-income securities; and
•	Have long-term goals such as planning for retirement.

The Intermediate Municipal Bond Fund may be appropriate for investors who are looking for income that is exempt from federal income tax. The Intermediate Municipal Bond Fund is not an appropriate investment for tax-deferred retirement accounts, such as individual retirement accounts (“IRAs”), because its returns before taxes are generally lower than those of taxable funds.

Before investing in a Fund, you should carefully consider:

•	Your investment goals;
•	The amount of time you are willing to leave your money invested; and
•	The amount of risk you are willing to take.

9

Performance Information

The performance information that follows gives some indication of how each Fund’s performance can vary. The bar charts indicate the risks of investing in the Funds by showing the performance of each Fund from year-to-year (on a calendar year basis), except in the case of the Short-Term Bond Fund which only provides performance for one calendar year. The tables show each Fund’s average annual returns compared to a broad-based securities market index. The information shown assumes reinvestment of distributions.

The after-tax returns for the Institutional Class shares of the Funds shown in the tables are intended to show the impact of assumed federal income taxes on an investment in the Funds. The “Return After Taxes on Distributions” shows the effect of taxable distributions (net investment income and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if Fund shares were sold at the end of the specified period. The after tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. For 2005, the highest ordinary income and short-term gain rate was 35% and the highest long-term gain rate was 15%. In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA. After-tax returns for the Investor Class shares of the Funds will vary from those shown for the Institutional Class shares. Please remember that a Fund’s past performance (before and after taxes) does not reflect how the Fund may perform in the future.

10

Intermediate Bond Fund
Institutional Class*
Calendar Year Returns as of 12/31

*Please note that the Institutional Class has a lower level of expenses than the Investor Class. If the returns for the Investor Class were shown, the returns would have been lower. See “Fees and Expenses of the Funds.”

Best quarter:	3rd quarter 2001	3.70%
Worst quarter:	2nd quarter 2004	-2.50%

Average Annual Total Returns as of December 31, 2005	1 Year	5 Years	Since Inception(1)
Intermediate Bond Fund
Institutional Class
Return Before Taxes	1.77%	5.24%	6.27%
Return After Taxes on Distributions	0.23%	3.29%	4.31%
Return After Taxes on Distributions and Sale of Fund Shares	1.14%	3.30%	4.19%
Investor Class
Return Before Taxes	1.56%	4.98%	6.03%

Lehman Brothers Intermediate Government/Credit Bond Index (2)	1.58%	5.50%	5.95%
_____________
(1)	The returns shown are since the Fund’s inception date, September 29, 2000 (commencement of operations).

(2)
The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and ten years. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

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Aggregate Bond Fund
Institutional Class*
Calendar Year Returns as of 12/31

*Please note that the Institutional Class has a lower level of expenses than the Investor Class. If the returns for the Investor Class were shown, the returns would have been lower. See “Fees and Expenses of the Funds.”

Best quarter:	3rd quarter 2001	4.35%
Worst quarter:	2nd quarter 2004	-2.30%

Average Annual Total Returns as of December 31, 2005	1 Year	5 Years	Since Inception(1)
Aggregate Bond Fund
Institutional Class
Return Before Taxes	2.85%	6.38%	7.21%
Return After Taxes on Distributions	1.19%	4.16%	4.95%
Return After Taxes on Distributions and Sale of Fund Shares	1.85%	4.13%	4.83%
Investor Class
Return Before Taxes	2.54%	6.14%	6.97%

Lehman Brothers Aggregate Bond Index (2)	2.43%	5.87%	6.42%

(1)	The returns shown are since the Fund’s inception date, September 29, 2000 (commencement of operations).

(2)
The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

12

Intermediate Municipal Bond Fund
Institutional Class*
Calendar Year Returns as of 12/31

*Please note that the Institutional Class has a lower level of expenses than the Investor Class. If the returns for the Investor Class were shown, the returns would have been lower. See “Fees and Expenses of the Funds.”

Best quarter:	3rd quarter 2002	5.10%
Worst quarter:	2nd quarter 2004	-2.63%

Average Annual Total Returns as of December 31, 2005	1 Year	Since Inception(1)
Intermediate Municipal Bond Fund
Institutional Class
Return Before Taxes	1.33%	5.14%
Return After Taxes on Distributions	1.33%	5.10%
Return After Taxes on Distributions and Sale of Fund Shares	2.15%	4.96%
Investor Class
Return Before Taxes	1.13%	4.88%

Lehman Brothers 7-Year General Obligation Bond Index(2)	1.81%	4.85%

Lehman Brothers 10-Year General Obligation Bond Index(3)	2.74%	5.76%
_____________
(1)	The returns shown are since the Fund’s inception date, March 30, 2001 (commencement of operations).

(2)
The Lehman Brothers 7-Year General Obligation Bond index is an unmanaged, market value weighted index consisting of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million, have a minimum amount outstanding of at least $5 million, have been issued within the last five years, and have a maturity of six to eight years. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible. The Lehman Brothers 7-Year General Obligation Bond Index has been selected to replace the Lehman Brothers 10-Year General Obligation Bond Index as the Intermediate Municipal Bond Fund’s benchmark because the average maturity of the bonds owned by the Fund are closer to the maturity of the bonds in the Lehman Brothers 7-Year General Obligation Bond Index (6-8 years) than the maturity of the bonds in the Lehman Brothers 10-Year General Obligation Bond Index (8-12 years).

(3)
The Lehman Brothers 10-Year General Obligation Bond Index is an unmanaged, market value weighted index of bond prices compiled by Lehman Brothers. The index consists of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million, have a minimum amount outstanding of at least $5 million, have been issued within the last five years, and have a maturity of eight to twelve years. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

13

Core Plus Bond Fund
Institutional Class*
Calendar Year Returns as of 12/31

*Please note that the Institutional Class has a lower level of expenses than the Investor Class. If the returns for the Investor Class were shown, the returns would have been lower. See “Fees and Expenses of the Funds.”

Best quarter:	2nd quarter 2003	4.48%
Worst quarter:	2nd quarter 2004	-2.44%

Average Annual Total Returns as of December 31, 2005	1 Year	5 Years	Since Inception(1)
Core Plus Bond Fund
Institutional Class
Return Before Taxes	2.23%	6.23%	7.08%
Return After Taxes on Distributions	0.36%	3.80%	4.65%
Return After Taxes on Distributions and Sale of Fund Shares	1.45%	3.92%	4.66%
Investor Class
Return Before Taxes	1.93%	5.96%	6.80%

Lehman Brothers U.S. Universal Bond Index (2)	2.72%	6.26%	6.69%
______________
(1)	The returns shown are since the Fund’s inception date, September 29, 2000 (commencement of operations).

(2)
The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt with maturities of at least one year. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

14

Short Term Bond Fund
Institutional Class
Calendar Year Return as of 12/31

Best quarter:	2nd quarter 2005	1.27%
Worst quarter:	1st quarter 2005	-0.23%

Average Annual Total Returns as of December 31, 2005	1 Year	Since Inception(1)
Short Term Bond Fund
Institutional Class
Return Before Taxes	1.85%	1.45%
Return After Taxes on Distributions	0.70%	0.38%
Return After Taxes on Distributions and Sale of Fund Shares	1.19%	0.62%

Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index(2)	1.77%	1.36%
______________
(1)	The returns shown are since the Fund’s inception date, August 31, 2004 (commencement of operations).

(2)
The Lehman Brothers 1-3 Year Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and three years. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

15

Fees and Expenses of the Funds

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Funds or Investor Class shares of the Intermediate Bond Fund, Core Plus Bond Fund, Aggregate Bond Fund or Intermediate Municipal Bond Fund.

Shareholder Fees
(fees paid directly from your investment)
The shares of the Funds are no-load, so you pay no sales charges (loads) to buy or sell shares.*

Annual Fund Operating Expenses (expenses that are deducted from Fund assets; as a percent of average net assets)

	Investor Class Shares(3)	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b-1) Fees(1)	0.25%	None
Other Expenses(2)	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%

*	The Funds will charge a $15 fee for wire transfers of redemption proceeds. The wire transfer fee may be waived in limited circumstances. See “Payment of Redemption Proceeds.”

(1)
Because each Fund pays 12b-1 distribution fees for its Investor Class shares, which are based upon the Fund’s assets attributable to the Investor Class, if you own Investor Class shares of a Fund for a long period of time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(2)
“Other Expenses” include custodian, administration, transfer agency and other customary Fund expenses. “Other Expenses” are fixed at 0.05% of each Fund’s average daily net assets pursuant to an Administration Agreement between each Fund and the Advisor. Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund, excluding borrowing costs (such as interest and dividend expenses on securities sold short) and extraordinary or non-recurring expenses.

(3)	The Short-Term Bond Fund is not currently offering Investor Class shares to investors.

Example
The following example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in a Fund for the time periods indicated;
•	You redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;
•	Your dividends and distributions have been reinvested; and
•	The Fund’s operating expenses remain the same.

16

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Intermediate Bond Fund - Investor Class Shares	$56	$176	$307	$689
Intermediate Bond Fund - Institutional Class Shares	$31	$ 97	$169	$381
Aggregate Bond Fund - Investor Class Shares	$56	$176	$307	$689
Aggregate Bond Fund - Institutional Class Shares	$31	$ 97	$169	$381
Intermediate Municipal Bond Fund - Investor Class Shares	$56	$176	$307	$689
Intermediate Municipal Bond Fund - Institutional Class Shares	$31	$ 97	$169	$381
Core Plus Bond Fund - Investor Class Shares	$56	$176	$307	$689
Core Plus Bond Fund - Institutional Class Shares	$31	$ 97	$169	$381
Short-Term Bond Fund - Institutional Class Chares	$31	$ 97	$169	$381

Management of the Funds

The Advisor

Robert W. Baird & Co. Incorporated, subject to the general supervision of the Company’s Board of Directors, is responsible for the day-to-day management of the Funds in accordance with each Fund’s respective investment objective and policies. This includes making investment decisions, and buying and selling securities. Pursuant to an Investment Advisory Agreement between the Company and the Advisor, for its services the Advisor receives, and for the fiscal year ended December 31, 2005 was paid, an annual fee of 0.25% of the average daily net assets of each Fund. The advisory fee is accrued daily and paid monthly.

A discussion regarding the bases for the Board of Director’s approval of the Investment Advisory Agreement is available in the Funds’ 2005 Annual Report.

Under a separate Administration Agreement with the Advisor, each Fund pays the Advisor a fee of 0.05% of its average daily net assets to serve as administrator. As administrator, the Advisor assumes and pays all expenses of each Fund, excluding borrowing costs (such as interest and dividend expenses on securities sold short) and extraordinary or non-recurring expenses. In this way, the Advisor is able to control or limit the Funds’ direct expenses.

The Advisor was founded in 1919 and has its main office at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. The Advisor provides investment management services for individuals and institutional clients including pension and profit sharing plans. As of December 31, 2005, the Advisor had over $17 billion in assets under management.

The Investment Management Team

The individuals listed below are members of the Advisor’s investment management team that manages each Fund’s investments. All team members are equally responsible for the day-to-day management of the Funds and work together to develop investment strategies and select securities for the Funds. The investment management team is supported by a staff of research analysts, traders and other investment professionals.

The Funds’ SAI provides additional information about the members of the investment management team, including other accounts they manage, their ownership of Fund shares and their compensation.

17

Mary Ellen Stanek, CFA
Ms. Stanek is a Managing Director and Chief Investment Officer of the Advisor. She also serves as Chief Investment Officer of Baird Advisors, a department of the Advisor. Ms. Stanek oversees the entire investment management team. She has over 27 years of investment experience managing various types of fixed income portfolios. Ms. Stanek joined Baird Advisors in March 2000. Prior to joining Baird Advisors, Ms. Stanek was employed by Firstar Investment Research & Management Company, LLC (“FIRMCO”) where she served as President and CEO from November 1998 to February 2000, and Chief Operating Officer and President from March 1994 to November 1998. Ms. Stanek also served as President of Firstar Funds, Inc. from December 1998 to March 2000. Ms. Stanek obtained her undergraduate degree from Marquette University and M.B.A. from the University of Wisconsin-Milwaukee. She earned the Chartered Financial Analyst designation in 1983. Ms. Stanek is a member of the CFA Institute and the Milwaukee Investment Analysts Society.

Gary A. Elfe, CFA
Mr. Elfe is a Managing Director and Senior Portfolio Manager of the Advisor. As a member of the investment management team, Mr. Elfe serves as Director of Fixed Income Research and Trading. He has over 27 years of investment experience managing various types of fixed income portfolios. Mr. Elfe joined Baird Advisors in February 2000. Prior to joining Baird Advisors, Mr. Elfe was a Senior Vice President and Senior Portfolio Manager with FIRMCO, where he was Director of Fixed Income Research & Trading. Mr. Elfe obtained his undergraduate degree and M.B.A. from the University of Wisconsin-Milwaukee. He earned the Chartered Financial Analyst designation in 1982. Mr. Elfe is a member of the CFA Institute and the Milwaukee Investment Analysts Society.

Charles B. Groeschell
Mr. Groeschell is a Managing Director and Senior Portfolio Manager of the Advisor. He has over 25 years of investment experience managing various types of fixed income portfolios. Mr. Groeschell joined Baird Advisors in February 2000. Prior to joining Baird Advisors, Mr. Groeschell was a Senior Vice President and Senior Portfolio Manager with FIRMCO, where he played a lead role in the overall management of major fixed income client relationships. Mr. Groeschell received his B.A. from Texas Christian University and his M.B.A. from the University of Wisconsin-Milwaukee.

Warren D. Pierson, CFA
Mr. Pierson is a Senior Vice President and Senior Portfolio Manager of the Advisor. He has over 20 years of investment experience managing taxable and tax-exempt fixed income portfolios. Mr. Pierson joined Baird Advisors in February 2000. Prior to joining Baird Advisors, Mr. Pierson was employed by FIRMCO where he served as a Senior Vice President and Senior Portfolio Manager from February 1999 to February 2000, Vice President and Senior Portfolio Manager from June 1997 to February 1999, and Vice President and Portfolio Manager from May 1993 to June 1997. Mr. Pierson managed municipal bond portfolios and intermediate taxable bond portfolios while at FIRMCO. Mr. Pierson received his undergraduate degree from Lawrence University. He earned the Chartered Financial Analyst designation in 1990. Mr. Pierson is a member of the CFA Institute and is a member and past President of the Milwaukee Investment Analysts Society.

Daniel A. Tranchita, CFA
Mr. Tranchita is a Senior Vice President and Senior Portfolio Manager of the Advisor. He has over 17 years of investment experience managing taxable and tax-exempt fixed income portfolios. Mr. Tranchita joined Baird Advisors in February 2000. Prior to joining Baird Advisors, Mr. Tranchita was employed by FIRMCO where he served as a Senior Vice President and Senior Portfolio Manager from February 1999 to February 2000, Vice President and Senior Portfolio Manager from June 1997 to February 1999, and Vice President and Portfolio Manager from June 1993 to June 1997. Mr. Tranchita performed quantitative fixed income analysis and portfolio management while at FIRMCO. Mr. Tranchita received his undergraduate degree and M.B.A. from Marquette University. He earned the Chartered Financial Analyst designation in 1993. Mr. Tranchita is a member of the CFA Institute and the Milwaukee Investment Analysts Society.

18

M. Sharon deGuzman
Ms. deGuzman is a First Vice President and Portfolio Manager of the Advisor. She has over 15 years of investment experience managing taxable and tax-exempt fixed income portfolios. Ms. deGuzman joined Baird Advisors in February 2000. Prior to joining Baird Advisors, Ms. deGuzman was employed by FIRMCO where she served as an Assistant Vice President and Portfolio Manager from November 1998 to February 2000, a Portfolio Manager from November 1996 to November 1998, and a Fixed Income Analyst from November 1995 to November 1996. Ms. deGuzman performed quantitative fixed income analysis and portfolio management while at FIRMCO. She received her undergraduate degree from Eastern Illinois University. She is a member of the CFA Institute and the Milwaukee Investment Analysts Society.
19

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the period from the Fund’s commencement of operations through December 31, 2005. Certain information reflects financial results for a single Fund share. The total returns presented in the table represent the rate that an investor would have earned on an investment in the Fund for the stated periods (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended December 31, 2005 was audited by Grant Thornton LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ Annual Report, which is available upon request. The information for the prior years was audited by a different firm.

	Baird Intermediate Bond Fund - Institutional Class
	Year Ended December 31,
	2005	2004	2003	2002	2001
Per Share Data:
Net asset value, beginning of period	$10.83	$10.88	$10.86	$10.60	$10.55
Income from investment operations:
Net investment income	0.46	0.47(3)	0.49	0.56	0.62(3)
Net realized and unrealized gains (losses) on investments	(0.27)	(0.05)	0.14	0.27	0.08(4)
Total from investment operations	0.19	0.42	0.63	0.83	0.70
Less distributions:
Dividends from net investment income	(0.47)	(0.47)	(0.49)	(0.56)	(0.62)
Distributions from net realized gains	-	(0.00)(2)	(0.12)	(0.01)	(0.03)
Total distributions	(0.47)	(0.47)	(0.61)	(0.57)	(0.65)
Net asset value, end of period	$10.55	$10.83	$10.88	$10.86	$10.60
Total return	1.77%	3.91%	5.89%	8.02%	6.68%
Supplemental data and ratios:
Net assets, end of period	$231,800,807	$191,563,699	$149,836,855	$146,236,339	$89,682,104
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	4.34%	4.32%	4.39%	5.20%	5.71%
Portfolio turnover rate(1)	42.1%	44.8%	64.4%	41.1%	79.5%

(1)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(2)	Amount is less than $0.01.
(3)	Calculated using average shares outstanding during the period.
(4)	The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

21

	Baird Intermediate Bond Fund - Investor Class
	Year Ended December 31,
	2005	2004	2003	2002	2001
Per Share Data:
Net asset value, beginning of period	$11.13	$11.17	$11.13	$10.71	$10.56
Income from investment operations:
Net investment income	0.45	0.45(3)	0.48	0.54(3)	0.59(3)
Net realized and unrealized gains (losses) on investments	(0.28)	(0.05)	0.14	0.27	0.08(4)
Total from investment operations	0.17	0.40	0.62	0.81	0.67
Less distributions:
Dividends from net investment income	(0.44)	(0.44)	(0.46)	(0.38)	(0.49)
Distributions from net realized gains	-	(0.00)(2)	(0.12)	(0.01)	(0.03)
Total distributions	(0.44)	(0.44)	(0.58)	(0.39)	(0.52)
Net asset value, end of period	$10.86	$11.13	$11.17	$11.13	$10.71
Total return	1.56%	3.65%	5.61%	7.74%	6.43%
Supplemental data and ratios:
Net assets, end of period	$2,829,659	$3,012,328	$1,321,648	$1,127,162	$1,189,191
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	4.09%	4.07%	4.14%	4.95%	5.46%
Portfolio turnover rate(1)	42.1%	44.8%	64.4%	41.1%	79.5%

(1)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(2)	Amount is less than $0.01.
(3)	Calculated using average shares outstanding during the period.
(4)	The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

22

	Baird Aggregate Bond Fund - Institutional Class
	Year Ended December 31,
	2005	2004	2003	2002	2001
Per Share Data:
Net asset value, beginning of period	$10.74	$10.71	$10.69	$10.51	$10.42
Income from investment operations:
Net investment income	0.49(2)	0.49(2)	0.56	0.62	0.68
Net realized and unrealized gains (losses) on investments	(0.19)	0.07	0.20	0.23	0.17
Total from investment operations	0.30	0.56	0.76	0.85	0.85
Less distributions:
Dividends from net investment income	(0.49)	(0.50)	(0.56)	(0.62)	(0.67)
Distributions from net realized gains	(0.01)	(0.03)	(0.18)	(0.05)	(0.09)
Total distributions	(0.05)	(0.53)	(0.74)	(0.67)	(0.76)
Net asset value, end of period	$10.54	$10.74	$10.71	$10.69	$10.51
Total return	2.85%	5.30%	7.19%	8.30%	8.33%
Supplemental data and ratios:
Net assets, end of period	$227,132,399	$115,382,862	$91,550,534	$87,847,176	$83,392,652
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	4.56%	4.58%	4.85%	5.75%	6.33%
Portfolio turnover rate(1)	46.0%	72.6%	106.7%	51.2%	79.2%

(1)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(2)	Calculated using average shares outstanding during the period.

23

	Baird Aggregate Bond Fund - Investor Class
	Year Ended December 31,
	2005	2004	2003	2002	2001
Per Share Data:
Net asset value, beginning of period	$10.95	$10.88	$10.84	$10.57	$10.43
Income from investment operations:
Net investment income	0.47(2)	0.48(2)	0.55	0.60(2)	0.65(2)
Net realized and unrealized gains (losses) on investments	(0.19)	0.07	0.19	0.23	0.17
Total from investment operations	0.28	0.55	0.74	0.83	0.82
Less distributions:
Dividends from net investment income	(0.47)	(0.45)	(0.52)	(0.51)	(0.59)
Distributions from net realized gains	(0.01)	(0.03)	(0.18)	(0.05)	(0.09)
Total distributions	(0.48)	(0.48)	(0.70)	(0.56)	(0.68)
Net asset value, end of period	$10.75	$10.95	$10.88	$10.84	$10.57
Total return	2.54%	5.20%	6.95%	8.08%	7.98%
Supplemental data and ratios:
Net assets, end of period	$1,289,926	$708,858	$719,844	$845,481	$166,622
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	4.31%	4.33%	4.60%	5.50%	6.08%
Portfolio turnover rate(1)	46.0%	72.6%	106.7%	51.2%	79.2%

(1)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(2)	Calculated using average shares outstanding during the period. Calculated using average shares outstanding during the period.

24

	Baird Intermediate Municipal Bond Fund - Institutional Class
	Year Ended December 31,
	2005	2004	2003	2002	March 30, 2001(1) through December 31, 2001
Per Share Data:
Net asset value, beginning of period	$10.81	$10.91	$10.86	$10.25	$10.00
Income from investment operations:
Net investment income	0.39(2)	0.40(2)	0.42(2)	0.43(2)	0.34(2)
Net realized and unrealized gains (losses) on investments	(0.25)	(0.11)	0.10	0.64	0.17(3)
Total from investment operations	0.14	0.29	0.52	1.07	0.51
Less distributions:
Dividends from net investment income	(0.39)	(0.39)	(0.43)	(0.46)	(0.25)
Distributions from net realized gains	-	-	(0.04)	(0.00(4)	(0.01)
Total distributions	(0.39)	(0.39)	(0.47)	(0.46)	(0.26)
Net asset value, end of period	$10.56	$10.81	$10.91	$10.86	$10.25
Total return	1.33%	2.69%	4.91%	10.72%	5.02%(5)
Supplemental data and ratios:
Net assets, end of period	$53,831,848	$36,889,211	$30,234,195	$31,221,508	$14,448,572
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%(6)
Ratio of net investment income to average net assets	3.64%	3.70%	3.88%	4.11%	4.32%(6)
Portfolio turnover rate(7)	13.7%	4.2%	17.7%	32.6%	14.8%(5)

(1)	Commencement of operations.
(2)	Calculated using average shares outstanding during the period.
(3)	The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(4)	Amount is less than $0.01.
(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

25

	Baird Intermediate Municipal Bond Fund - Investor Class
	Year Ended December 31,
	2005	2004	2003	2002	March 30, 2001(1) through December 31, 2001
Per Share Data:
Net asset value, beginning of period	$10.99	$11.09	$11.02	$10.27	$10.00
Income from investment operations:
Net investment income	0.37(2)	0.38(2)	0.40(2)	0.41(2)	0.31(2)
Net realized and unrealized gains (losses) on investments	(0.25)	(0.12)	0.10	0.64	0.17(3)
Total from investment operations	0.12	0.26	0.50	1.05	0.48
Less distributions:
Dividends from net investment income	(0.36)	(0.36)	(0.39)	(0.30)	(0.20)
Distributions from net realized gains	-	-	(0.04)	(0.00)(4)	(0.01)
Total distributions	(0.36)	(0.36)	(0.43)	(0.30)	(0.21)
Net asset value, end of period	$10.75	$10.99	$11.09	$11.02	$10.27
Total return	1.13%	2.40%	4.69%	10.46%	4.74%(5)
Supplemental data and ratios:
Net assets, end of period	$1,491,666	$4,611,766	$756,792	$706,207	$624,209
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%(6)
Ratio of net investment income to average net assets	3.39%	3.45%	3.63%	3.86%	4.07%(6)
Portfolio turnover rate(7)	13.7%	4.2%	17.7%	32.6%	14.8%(5)

(1)	Commencement of operations.
(2)	Calculated using average shares outstanding during the period.
(3)	The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(4)	Amount is less than $0.01.
(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

26

	Baird Core Plus Bond Fund - Institutional Class
	Year Ended December 31,
	2005	2004	2003	2002	2001
Per Share Data:
Net asset value, beginning of period	$10.38	$10.45	$10.45	$10.42	$10.45
Income from investment operations:
Net investment income	0.51(2)	0.54	0.56	0.62	0.65
Net realized and unrealized gains (losses) on investments	(0.28)	0.10	0.36	0.07	0.05
Total from investment operations	(0.23)	0.64	0.92	0.69	0.70
Less distributions:
Dividends from net investment income	(0.54)	(0.53)	(0.56)	(0.62)	(0.66)
Distributions from net realized gains	(0.01)	(0.18)	(0.36)	(0.04)	(0.07)
Total distributions	(0.55)	(0.71)	(0.92)	(0.66)	(0.73)
Net asset value, end of period	$10.06	$10.38	$10.45	$10.45	$10.42
Total return	2.23%	6.29%	8.94%	6.90%	6.84%
Supplemental data and ratios:
Net assets, end of period	$32,173,459	$32,495,641	$42,709,634	$54,221,923	$69,182,002
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	4.92%	4.85%	4.56%	6.03%	6.25%
Portfolio turnover rate(1)	37.6%	52.5%	103.1%	66.8%	47.0%

(1)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(2)	Calculated using average shares outstanding during the period.

27

	Baird Core Plus Bond Fund - Investor Class
	Year Ended December 31,
	2005	2004	2003	2002	2001
Per Share Data:
Net asset value, beginning of period	$10.62	$10.67	$10.65	$10.49	$10.45
Income from investment operations:
Net investment income	0.49(2)	0.53	0.53(2)	0.60(2)	0.64(2)
Net realized and unrealized gains (losses) on investments	(0.29)	0.10	0.37	0.07	0.05
Total from investment operations	0.20	0.63	0.90	0.67	0.69
Less distributions:
Dividends from net investment income	(0.51)	(0.50)	(0.52)	(0.47)	(0.58)
Distributions from net realized gains	(0.01)	(0.18)	(0.36)	(0.04)	(0.07)
Total distributions	(0.52)	(0.68)	(0.88)	(0.51)	(0.65)
Net asset value, end of period	$10.30	$10.62	$10.67	$10.65	$10.49
Total return	1.93%	6.09%	8.60%	6.58%	6.70%
Supplemental data and ratios:
Net assets, end of period	$449,709	$125,847	$124,481	$296,026	$258,351
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	4.67%	4.60%	4.31%	5.78%	6.00%
Portfolio turnover rate(1)	37.6%	52.5%	103.1%	66.8%	47.0%

(1)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(2)	Calculated using average shares outstanding during the period.

28

	Baird Short-Term Bond Fund - Institutional Class
	Year Ended December 31, 2005	August 31, 2004(1) through December 31, 2004
Per Share Data:
Net asset value, beginning of period	$9.93	$10.00
Income from investment operations:
Net investment income	0.33	0.08
Net realized and unrealized losses on investments	(0.15)	(0.07)
Total from investment operations	0.18	0.01
Less distributions:
Dividends from net investment income	(0.32)	(0.08)
Net asset value, end of period	$9.79	$9.93
Total return	1.85%	0.10%	(2)
Supplemental data and ratios:
Net assets, end of period	$97,057,968	$31,973,000
Ratio of expenses to average net assets	0.30%	0.30%	(3)
Ratio of net investment income to average net assets	3.52%	2.60%	(3)
Portfolio turnover rate(4)	31.8%	16.7%	(2)

(1)	Commencement of operations.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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Your Account

Distribution of Shares

Distributor
The Advisor, Robert W. Baird & Co. Incorporated, is also the distributor (the “Distributor”) for shares of the Funds, and a member of the National Association of Securities Dealers, Inc.

Rule 12b-1 Plan
The Funds have adopted a distribution and shareholder service plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”). Under the Rule 12b-1 Plan, Investor Class shares pay the Distributor a fee of 0.25% of their average daily net asset value. The Distributor uses this fee primarily to finance activities that promote the sale of Investor Class shares. Such activities include, but are not necessarily limited to, compensating brokers, dealers, financial intermediaries and sales personnel for distribution and shareholder services, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and advertising. Because 12b-1 fees are ongoing, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Sales and Networking Programs
The Advisor has established a referral program pursuant to which it may pay cash compensation to its sales personnel and/or other brokers, dealers or financial intermediaries for sales of Institutional Class shares of the Funds. Compensation paid to participants in this program for sales of Institutional Class shares of the Funds may be more or less than compensation they receive for sales of shares of other investment companies.

The program is available to brokers, dealers and financial intermediaries that distribute shares of the Funds. The Advisor will pay compensation under the referral program out of its own resources. Accordingly, the referral program will not affect the price an investor will pay for Institutional Class shares of the Funds. Please see “Fees and Expenses of the Funds” for information about the Funds’ fees and expenses.

From time to time, the Advisor may also pay brokers, dealers or other financial intermediaries for the provision of certain marketing support and administrative, shareholder and other services on behalf of their clients who are Fund shareholders. Any such payments will be made from the Advisor’s own resources and will not increase costs to the Funds. The payments to these firms may vary based on the types of services provided, the level of sales activity and amount of their clients’ assets invested in the Funds. The Advisor may be reimbursed for such payments, if permissible, under the Funds’ Rule 12b-1 Plan.

Description of Classes

Each Fund (other than the Short-Term Bond Fund) offers two classes of shares - Investor Class and Institutional Class. Currently, the Short-Term Bond Fund does not have Investor Class shareholders and is not offering Investor Class shares to investors. Therefore, only the Institutional Class shares of the Short-Term Bond Fund are offered in this prospectus. The classes differ with respect to their minimum investments. In addition, Investor Class shares impose a Rule 12b-1 fee that is assessed against the assets of a Fund attributable to that class.

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The Distributor may select financial institutions, such as banks, fiduciaries, custodians, investment advisers and broker/dealers, as agents to provide sales or administrative services for their clients or customers who beneficially own Investor Class shares. Financial institutions will receive 12b-1 fees from the Distributor based upon shares owned by their clients or customers. The Distributor will determine the schedule of such fees and the basis upon which such fees will be paid.

Share Price

Shares of each class in a Fund are sold at their net asset value (“NAV”).

The NAV for each class of shares of a Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (currently 3:00 p.m., Central time) Monday through Friday, except on days the NYSE is not open. If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time. The NYSE is closed most national holidays and Good Friday. Please refer to the Funds’ SAI for a complete list of the days that the NYSE is closed.

When	making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:
•	The name of the Fund;
•	The dollar amount of shares to be purchased;
•	Purchase application or investment stub; and
•	Check payable to Baird Funds or, if paying by wire, receipt of Federal Funds.

The NAV for a class of shares is determined by adding the value of each Fund’s investments, cash and other assets attributable to a particular share class, subtracting the liabilities attributable to that class and then dividing the result by the total number of shares outstanding in the class.

Each Fund’s investments are valued according to market value. When a market quote for a security is not readily available or deemed to be inaccurate by the Advisor, the Advisor will value the security at “fair value” as determined in accordance with procedures adopted by the Board of Directors. In accordance with these procedures, the Advisor may use broker quotes or, if the broker quotes are unavailable or are deemed to be unreliable, fair value will be determined by the valuation committee of the Advisor. In determining fair value, the valuation committee takes into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published price for the same security. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Trading in Foreign Securities
The securities markets on which the foreign securities owned by a Fund trade may be open on days when the Fund does not calculate its NAV and thus the value of the Fund’s shares may change on days when shareholders are not able to purchase or redeem shares of the Fund. In computing the NAV of each Fund, a Fund will typically value any foreign securities held at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the close of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Company’s Board of Directors.

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Buying Shares

Minimum Investments

	Initial Purchase	Subsequent Purchases
Investor Class Shares	$1,000 - IRAs	$500
	$2,500 - all other accounts	$500
Institutional Class Shares	$250,000	No minimum

Minimum Investment Reductions - Institutional Class Shares
The minimum initial investment amount for Institutional Class shares is reduced for all employees, directors and officers of the Advisor or the Funds and members of their families (including parents, grandparents, siblings, spouses, children and in-laws of such employees, directors and officers). Also, the minimum initial investment amount for Institutional Class shares may be reduced at the discretion of the Distributor, including reductions to $10,000 for purchases made through certain registered investment advisers and qualified third-party platforms, as approved by the Distributor.

Timing of Requests
Your price per share will be the NAV next computed after your request is received in good order by a Fund or its agents. All requests received in good order before the close of regular trading on the NYSE will be executed at the NAV computed on that day. Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.

Receipt of Orders
Shares may only be purchased on days the NYSE is open for business. The Funds may authorize one or more broker/dealers to accept on their behalf purchase and redemption orders that are in good order. In addition, these broker/dealers may designate other financial intermediaries to accept purchase and redemption orders on a Fund’s behalf. Contracts with these agents require the agents to track the time that purchase and redemption orders are received. Purchase and redemption orders must be received by the Funds or authorized intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

Customer Identification Procedures
The Company, on behalf of each Fund, is required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.

In compliance with the USA PATRIOT Act, please note that U.S. Bancorp Fund Services, LLC, the Company’s transfer agent (the “Transfer Agent”), will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Program.  As requested on the Account Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted as your permanent street address. If you require assistance when completing your application, please call (toll free) 1-866-44BAIRD.

If the Company or the Transfer Agent does not have a reasonable belief of the identity of a shareholder, the initial purchase will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. The Funds also reserve the right to close the account within five business days if clarifying information and/or documentation is not received. Any delay in processing your order will affect the purchase price you receive for your shares. The Company, the Distributor and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing. If at any time the Company or the Transfer Agent detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Company or the Transfer Agent may determine not to open an account, may reject additional purchases, may close an existing account, may file a suspicious activity report and/or may take other action.

The Funds may not be sold to investors residing outside the U.S. and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

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Market Timing Policy
Depending on various factors (including the size of the Fund, the amount of assets the Advisor typically maintains in cash or cash equivalents, and the dollar amount, number and frequency of trades), short-term or excessive trading into and out of the Funds, generally known as market timing, may harm all shareholders by disrupting investment strategies; increasing brokerage, administrative and other expenses; decreasing tax efficiency; diluting the value of shares held by long-term shareholders; and impacting Fund performance. The Company’s Board of Directors has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of market timing (the “Market Timing Policy”). Pursuant to the Market Timing Policy, the Funds may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in the Advisor’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, the Advisor may consider an investor’s trading history in the Funds or other Baird Funds. The Funds, the Advisor and affiliates thereof are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

The Company monitors and enforces its market timing policy through:

•	Regular reports to the Company’s Board of Directors by the Funds’ Chief Compliance Officer regarding any instances of suspected market timing;

•	Monitoring of trade activity; and

•	Restrictions and prohibitions on purchases and/or exchanges by persons believed to engage in frequent trading activity.

In addition, if market timing is detected in an omnibus account held by a financial intermediary, the Funds may request that the intermediary restrict or prohibit further purchases or exchanges of Fund shares by any shareholder that has been identified as having violated the Market Timing Policy. The Funds may also request that the intermediary provide identifying information about the underlying shareholders in the account.

While the Funds seek to take action that will detect and deter market timing, the risks of market timing cannot be completely eliminated. For example, the Funds may not be able to identify or reasonably detect or deter market timing transactions that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, or redemption orders to the Funds on behalf of their customers who are the beneficial owners. More specifically, unless the financial intermediaries have the ability to detect and deter market timing transactions themselves, the Funds may not be able to determine whether the purchase or sale is connected with a market timing transaction. Additionally, there can be no assurance that the systems and procedures of the Transfer Agent will be able to monitor all trading activity in a manner that would detect market timing. However, the Funds, the Advisor, the Distributor and the Transfer Agent will attempt to detect and deter market timing in transactions by all Fund investors, whether directly through the Transfer Agent or through financial intermediaries.

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Methods of Buying
	To Open an Account	To Add to an Account
By Telephone
You may not use telephone transactions for your initial purchase of a Fund’s shares. If you have elected the “Telephone Exchange Option” on a Baird Fund, you may call that Fund (toll-free) at 1-866-44BAIRD to request an exchange into another Baird Fund. See “Exchanging Shares.”

If you have completed the “Telephone Purchase Option” section of the Account Application, call the Funds (toll-free) at 1-866-44BAIRD to place your order. You will then be able to move money from your bank account to your Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. The minimum telephone purchase is $500.

By Mail
Make your check payable to “Baird Funds.” Forward the check and your application to the address below. To prevent fraud, the Funds will not accept cash, money orders, third party checks, traveler’s checks, credit card checks, starter checks or U.S. Treasury checks for the purchase of shares. If your check is returned for any reason, a $25 fee will be assessed against your account and you will be responsible for any loss incurred by the Fund(s). The Funds will only accept payment by cashier’s check when the cashier’s check is in excess of $10,000.

Fill out the investment stub from an account statement, or indicate the Fund name and account number on your check. Make your check payable to “Baird Funds.” Forward the check and stub to the address below.

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To Open an Account	To Add to an Account
By Federal Funds Wire	Forward your application to Baird Funds at the address below. Call (toll-free) 1-866-44BAIRD to obtain an account number. Wire funds using the instructions to the right.
Notify the Funds of an incoming wire by calling (toll-free) 1-866-44BAIRD. Use the following instructions:
U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA#: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit:
(name of Fund, share class)
(name/title on the account)
(account #)
The Funds, the Advisor and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

Automatic Investment Plan
Open a Fund account with one of the other methods. If by mail, be sure to include your checking account number on the appropriate section of your application and enclose a voided check or deposit slip with your initial purchase application.

If you did not set up an Automatic Investment Plan with your original application, call the Funds (toll-free) at 1-866-44BAIRD. Additional investments (minimum of $500) will be taken from your checking account automatically monthly or quarterly. If you do not have sufficient funds in your account or if your account is closed at the time of the automatic transaction, you will be assessed a $25 fee.

Through Shareholder Service Organizations	To purchase shares for another investor, call the Funds (toll-free) at 1-866-44BAIRD.	To purchase shares for another investor, call the Funds (toll-free) at 1-866-44BAIRD.
By Exchange	Call the Funds (toll-free) at 1-866-44BAIRD to obtain exchange information. See “Exchanging Shares.”	Call the Funds (toll-free) at 1-866-44BAIRD to obtain exchange information. See “Exchanging Shares.”
You should use the following addresses when sending documents by mail or by overnight delivery:

By Mail Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	By Overnight Delivery Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

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Selling Shares

Methods of Selling
To Sell Some or All of Your Shares
By Telephone	Call the Funds (toll-free) at 1-866-44BAIRD to place the order. (Note: for security reasons, requests by telephone will be recorded.)
By Mail
Send a letter to the Funds that indicates the dollar amount or number of shares you wish to redeem. The letter should contain the Fund’s name, the account number and the number of shares or the dollar amount of shares to be redeemed. Be sure to have all shareholders sign the letter. For IRA accounts, requests submitted without an election regarding tax withholding will be subject to tax withholding.

By Federal Funds Wire
Call the Funds (toll-free) at 1-866-44BAIRD and indicate the dollar amount or number of shares you wish to redeem. Be sure to have all necessary information from your bank. Your bank may charge a fee to receive wired funds.

Systematic Withdrawal Plan
The Funds offer shareholders a Systematic Withdrawal Plan. Call the Funds (toll-free) at 1-866-44BAIRD to arrange for regular monthly or quarterly fixed withdrawal payments. The minimum payment you may receive is $50 per period. Note that this plan may deplete your investment and affect your income or yield.

Shareholder Service Organization	Consult your account agreement for information on redeeming shares.
By Exchange	Call the Funds (toll-free) at 1-866-44BAIRD to obtain exchange information. See “Exchanging Shares” for further information.

Payment of Redemption Proceeds
You may request redemption of your shares at any time. Your shares will be redeemed at the next NAV per share calculated after your order is received in good order by a Fund or its agents. You may receive the proceeds in one of three ways:

1)
A check mailed to your account’s address. You will generally receive the proceeds within seven days after the Fund or its agent receives your request in good order. Checks will not be forwarded by the U.S. Postal Service, so please notify us if your address has changed.

2)
The proceeds transmitted by Electronic Funds Transfer (“EFT”) to a properly pre-authorized bank account. The proceeds usually will arrive at your bank two banking days after we process your redemption.

3)
The proceeds transmitted by wire to a pre-authorized bank account for a $15 fee, which will be deducted from your redemption proceeds. The Advisor reserves the right to waive the wire fee in limited circumstances. The proceeds usually will arrive at your bank the first banking day after we process your redemption.

When	making a redemption request, make sure your request is in good order. “Good order” means your letter of instruction includes:
•	The name of the Fund;
•	The number of shares or the dollar amount of shares to be redeemed;
•	Signatures of all registered shareholders exactly as the shares are registered; and
•	The account number.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, there may be a delay in sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date. This procedure is intended to protect the Funds and their shareholders from loss.

The Transfer Agent will send redemption proceeds by wire or EFT only to the bank and account designated on the account application or in written instructions (with signatures guaranteed) subsequently received by the Transfer Agent, and only if the bank is a member of the Federal Reserve System. If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

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Signature Guarantees
A signature guarantee of each owner is required to redeem shares in the following situations:

•	If you change ownership on your account;
•	When you want the redemption proceeds sent to a different address than that registered on the account;
•	If the proceeds are to be made payable to someone other than the account’s owner(s);
•	For any redemption transmitted by federal wire transfer to a bank other than your bank of record;
•	If a change of address request has been received by the Transfer Agent within the last 15 days; and
•	For redemptions of Investor Class shares totaling $50,000 or more from any shareholder account.

Signature guarantees are designed to protect both you and the Funds from fraud. Signature guarantees can be obtained from most banks, credit unions or saving associations, or from broker/dealers, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide signature guarantees.

Corporate, Trust and Other Accounts
Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Funds (toll-free) at 1-866-44BAIRD before making the redemption request to determine what additional documents are required.

Transfer of Ownership
In order to change the account registrant or transfer ownership of an account, additional documents will be required. To avoid delays in processing these requests, you should call the Funds (toll-free) at 1-866-44BAIRD before making your request to determine what additional documents are required.

Exchanging Shares

You may exchange all or a portion of your investment from the same class of one Baird Fund to another. You may also exchange between classes of a Fund or other Baird Funds if you meet the minimum investment requirements for the class you would like to exchange into. Any new account established through an exchange will be subject to the minimum investment requirements applicable to the shares acquired. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. The exchange privilege may be exercised only in those states where the class of shares of the Fund being acquired legally may be sold.

In addition to your ability to exchange all or a portion of your investment between any of the Baird Funds, you may also exchange Baird Fund shares for shares of a money market fund, called the First American Prime Obligations Fund, by sending a written exchange request to the Funds or, if you have established telephone exchange privileges, by calling (toll-free) 1-866-44BAIRD. Shares of the First American Prime Obligations Fund are not offered by this prospectus. Please read that prospectus before making an exchange into the First American Prime Obligations Fund. This exchange privilege is offered as a convenience to the Funds’ shareholders. Please note that when exchanging from a Fund to the First American Prime Obligations Fund, you will begin accruing income from the First American Prime Obligations Fund the day following the exchange. When exchanging less than all of the balance from the First American Prime Obligations Fund to your Fund, your exchange proceeds will exclude accrued and unpaid income from the First American Prime Obligations Fund through the date of exchange. When exchanging your entire balance from the First American Prime Obligations Fund, accrued income will automatically be exchanged into the Fund when the income is collected and paid from the First American Prime Obligations Fund at the end of the month.

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An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss.

Call the Funds (toll-free) at 1-866-44BAIRD to learn more about exchanges and other Baird Funds.

More Information about the Exchange Privilege
The Funds are intended as long-term investment vehicles and not to provide a means of speculating on short-term market movements. In addition, excessive trading can hurt a Fund’s performance and shareholders. Therefore, each Fund may terminate, without notice, the exchange privilege of any shareholder who uses the exchange privilege excessively. See “Your Account—Buying Shares—Market Timing Policy.” The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

General Transaction Policies

The Funds reserve the right to:

•	Vary or waive any minimum investment requirement.

•	Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

•
Reject any purchase or exchange request for any reason. Generally, a Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or a shareholder’s history of excessive trading).

•
Reinvest a distribution check in your account at a Fund’s then-current NAV and reinvest all subsequent distributions if you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a distribution check remains uncashed for six months.

•
Redeem all shares in your account if your balance falls below the Fund’s minimum requirements for the applicable class of shares. If, within 60 days of a Fund’s written request, you have not increased your account balance, you may be required to redeem your shares. The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

•	Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect a Fund.

•	Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

•	Modify or terminate the exchange privilege after a 60-day written notice to shareholders.

•
Make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets. In such cases, you may incur brokerage costs in converting these securities to cash.

•	Reject any purchase or redemption request that does not contain all required documentation.

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If you elect telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Funds by telephone, you may also mail the requests to the Funds at the address listed under “Buying Shares.”

In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-866-44BAIRD to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Your broker/dealer or other financial organization may establish policies that differ from those of the Funds. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this prospectus. Contact your broker/dealer or other financial organization for details.

Portfolio Holdings Disclosure Policy

Each Fund’s full portfolio holdings as of quarter-end are posted on the Company’s website at http://www.bairdfunds.com no earlier than 15 calendar days after quarter-end. Each Fund also files its portfolio holdings as of the end of the first and third fiscal quarters with the SEC on Form N-Q within 60 days after the end of the quarter, and files its portfolio holdings as of the end of the second and fourth fiscal quarters with the SEC on Form N-CSR within 10 days after mailing its annual and semi-annual reports to shareholders. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the SAI.
Distributions and Taxes

Distributions
Each Fund makes distributions to its shareholders from the Fund’s net investment income and any realized net capital gains.

Distributions from a Fund’s net investment income are declared and paid monthly. Capital gains, if any, are generally distributed once a year. It is expected that each Fund’s distributions will be primarily distributions of net investment income.

Each share class determines its net investment income and capital gains distributions in the same manner. However, because Investor Class shares have Rule 12b-1 distribution fees, distributions of net investment income paid to Investor Class shareholders will be lower per share than those paid to Institutional Class shareholders.

All of your distributions from a Fund’s net investment income and capital gains will be reinvested in additional shares of the same class of that Fund unless you instruct otherwise on your account application or have redeemed all shares you held in the Fund.

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Taxation

Tax-Exempt Distributions
The Intermediate Municipal Bond Fund intends to make tax-exempt distributions to shareholders of income from interest earned on qualifying municipal obligations. However, the Intermediate Municipal Bond Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal tax may be subject to state and local income tax. If you are subject to the federal alternative minimum tax (“AMT”), you may have to pay federal tax on a portion of your distributions from tax-exempt income. You may also be subject to tax on any capital gain realized by the Intermediate Municipal Bond Fund. Shareholders will be advised annually as to the federal tax status of exempt-interest dividends made by the Intermediate Municipal Bond Fund for the preceding year.

Taxable Distributions
Distributions from interest earned on securities held by the Intermediate Bond Fund, Core Plus Bond Fund, Aggregate Bond Fund and Short-Term Bond Fund are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account) regardless of whether the distributions are received in cash or reinvested in Fund shares. Distributions paid by a Fund (including the Intermediate Municipal Bond Fund) out of the Fund’s net investment income (which includes dividends, interest, net short-term capital gains and net gains from foreign currency transactions), if any, generally are taxable to the Fund’s shareholders as ordinary income, except to the extent any of the dividends are “qualified dividends,” as described below. Distributions from a Fund’s net investment income may be eligible for the corporate dividends-received deduction.

To the extent that a Fund distributes “qualified dividend” income to its shareholders, the receipt of such income may be eligible for the reduced rate of tax applicable to non-corporate shareholders on net long-term capital gains. If a Fund has gross income (excluding net capital gains) of which more than 95% was qualified dividends, all of that Fund’s distributions attributable to net investment income will be eligible for the lower rates on qualified dividends. Certain holding period requirements also must be satisfied by both a Fund and the shareholder to obtain qualified dividend treatment. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time a shareholder has owned Fund shares.

A distribution from a Fund’s net investment income or capital gains declared by the Fund in October, November or December, but paid during January of the following year, will be considered to be paid on December 31 of the year it was declared.

If the value of shares is reduced below a shareholder’s cost as a result of a distribution by a Fund, the distribution will be taxable even though it, in effect, represents a return of invested capital. Investors considering buying shares just prior to a distribution of a Fund’s net investment income or capital gains should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to the record date for a distribution may receive a distribution which will be taxable to them.

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Shareholders will be advised annually as to the federal tax status of all distributions made by each Fund for the preceding year. Distributions by the Funds may also be subject to state and local taxes. Please note that distributions of both net investment income and capital gains are taxable even if reinvested.

Shareholders that sell, exchange or redeem shares generally will have a capital gain or loss from the sale, redemption or exchange. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, exchange or redemption, and how long the shares were held by a shareholder.

Additional tax information may be found in the SAI. Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences of an investment in the Funds.

Taxable Investments
The Intermediate Municipal Bond Fund may invest up to 20% of its net assets in U.S. government and corporate bonds and other debt securities that are of the same quality as its investments in municipal bonds. These bonds produce income taxable for federal purposes, unlike municipal bonds which generally provide income exempt from federal income tax.

If You Are Subject to the Alternative Minimum Tax
The Intermediate Municipal Bond Fund may invest up to 20% of its net assets in municipal obligations whose interest is a tax-preference item for purposes of the AMT. If you are subject to the AMT, a portion of the Intermediate Municipal Bond Fund’s distributions to you may not be exempt from federal income tax. If this is the case, the Intermediate Municipal Bond Fund’s net return to you may be lower.

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BAIRD FUNDS, INC. PRIVACY POLICY

This disclosure is being made pursuant to Regulation S-P concerning the Fund’s privacy policy. It is our policy to protect the privacy and security of your personal and financial information. We treat your information as confidential and recognize the importance of protecting access to it.

We collect and maintain information about you so that we can open and maintain your account in the Funds and provide various services to you. We may collect and maintain the following personal information about you:

•
Information we receive from you or your financial advisor on account applications or other forms, correspondence, or conversations, such as your name, address, e-mail address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, such as your account number and balance, positions, activity, history, cost basis information, and other financial information.

We do not sell any of your information to third parties. We do not disclose any nonpublic personal information about you to nonaffiliated third parties, except as requested or authorized by you, as necessary to process a transaction or service an account, as requested by regulatory authorities or as otherwise permitted or required by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. We may also provide your name and address to third party service providers who send account statements and other Fund-related materials to you. We restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Not a part of the Prospectus.

PP-1

For More Information

You can find more information about the Funds in the following documents:

Statement of Additional Information (“SAI”)
The SAI contains details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus. This means that the SAI is legally considered a part of this prospectus even though it is not physically within this prospectus.

Annual and Semi-Annual Reports
The Funds’ Annual and Semi-Annual Reports provide information regarding the Funds’ financial reports and portfolio holdings. The Annual Report contains a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the Funds’ last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquiries about the Funds by calling the Funds (toll-free) at 1-866-44BAIRD or by writing to:

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

The SAI and the Annual and Semi-Annual Reports are also available, free of charge, on the Funds’ website at http://www.bairdfunds.com.

You may write to the SEC’s Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC’s Public Reference Room and review and copy documents while you are there. For more information about the operation of the SEC Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0102
publicinfo@sec.gov
1-202-551-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov.

1940 Act File No. 811-09997

BAIRD FUNDS, INC.

Prospectus

May 1, 2006

Baird LargeCap Fund
Baird MidCap Fund
Baird SmallCap Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

RISK/RETURN SUMMARY	3

INVESTMENT OBJECTIVES	3
PRINCIPAL INVESTMENT STRATEGIES	3
PRINCIPAL RISKS	6
WHO MAY WANT TO INVEST IN THE FUNDS	7
PERFORMANCE INFORMATION	7
FEES AND EXPENSES OF THE FUNDS	11

MANAGEMENT OF THE FUNDS	12

THE ADVISOR	12
THE INVESTMENT MANAGEMENT TEAM	13
HISTORICAL PERFORMANCE INFORMATION OF THE ADVISOR FOR SIMILAR ACCOUNTS	14

FINANCIAL HIGHLIGHTS	16

YOUR ACCOUNT	22

DISTRIBUTION OF SHARES	22
DESCRIPTION OF CLASSES	22
SHARE PRICE	23
BUYING SHARES	23
SELLING SHARES	27
EXCHANGING SHARES	28
GENERAL TRANSACTION POLICIES	29

PORTFOLIO HOLDINGS DISCLOSURE POLICY	30

DISTRIBUTIONS AND TAXES	31

DISTRIBUTIONS	31
TAXATION	31

PRIVACY POLICY	PP-1
FOR MORE INFORMATION	BACK COVER

Please find the Privacy Policy for Baird Funds, Inc.
inside the back cover of this prospectus.

2

Risk/Return Summary

This prospectus describes the Baird LargeCap Fund (“LargeCap Fund”), Baird MidCap Fund (“MidCap Fund”) and Baird SmallCap Fund (“SmallCap Fund”) (each, a “Fund” and collectively, the “Funds”), three investment portfolios offered by Baird Funds, Inc. (“Baird Funds” or the “Company”). Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) serves as the investment adviser to the Funds.

Investment Objectives

LargeCap Fund
The investment objective of the LargeCap Fund is to provide long-term growth of capital. Dividend income is a secondary consideration.

MidCap Fund
The investment objective of the MidCap Fund is to provide long-term growth of capital.

SmallCap Fund
The investment objective of the SmallCap Fund is to provide long-term growth of capital.

Principal Investment Strategies

LargeCap Fund
To achieve its investment objective, the LargeCap Fund invests, under normal circumstances, at least 80% of its net assets in the equity securities of large-capitalization companies, principally common stocks, preferred stocks and securities convertible into common stocks of U.S. issuers, including foreign issuers that are directly traded in the United States. The LargeCap Fund may also invest a combined total of up to 15% of its total assets in American Depositary Receipts (“ADRs”) and mid-capitalization companies. ADRs are receipts generally issued by U.S. banks or trust companies evidencing ownership of the underlying foreign securities and denominated in U.S. dollars. The LargeCap Fund defines large-capitalization companies as those companies with a market capitalization in excess of $5 billion at the time of investment. The LargeCap Fund defines mid-capitalization companies as those companies with a market capitalization substantially similar to that of companies in the Standard & Poor’s MidCap 400 Index (the “S&P MidCap 400 Index”) at the time of investment. As of March 31, 2006, the average weighted and median capitalizations of the companies in the S&P MidCap 400 Index were $3.1 billion and $2.8 billion, respectively.

When analyzing equity securities to be purchased by the LargeCap Fund, the Advisor emphasizes a company’s growth prospects. The Advisor considers growth companies to be those that have projected earnings and projected dividend growth rates, when applicable, that exceed those of the Standard & Poor’s 500 Index (the “S&P 500 Index”). The LargeCap Fund’s investments are selected using a variety of both quantitative techniques and fundamental research in seeking to maximize the LargeCap Fund’s expected return while controlling risk. The LargeCap Fund seeks a portfolio comprised of companies with a number of the following attributes:

•	Experienced management;
•	Leadership positions in their markets;
•	A strong balance sheet;
•	A consistent history of earnings stability and growth;
•	Proprietary products, processes and/or services; and
•	Realistic growth strategies.

3

The Advisor applies the following strategies when purchasing securities for the LargeCap Fund’s portfolio:

•	Intentionally avoiding short-term trading strategies and rapid shifts in industry positions.
•
Setting sector limits of the greater of 30% of the LargeCap Fund’s total assets or double the weighting of the S&P 500 Index in any one sector. Thus, the LargeCap Fund may be heavily invested in a single sector. However, a single sector may include numerous subsectors or industries. The LargeCap Fund may therefore be concentrated in one sector, while being diversified among several industries.

•	Typically holding the securities of less than 50 companies with exposure to approximately 20 industries.
•
Investing at least 80% of the LargeCap Fund’s total assets in securities of companies that the Advisor believes are financially sound, are leaders in their respective industries, and have a historical record of consistent growth and stability of earnings and dividends.

MidCap Fund
To achieve its investment objective, the MidCap Fund invests, under normal circumstances, at least 80% of its net assets in the equity securities of mid-capitalization companies, principally common stocks, preferred stocks and securities convertible into common stocks of U.S. issuers, including foreign issuers that are directly traded in the United States. The MidCap Fund may also invest up to 15% of its total assets in ADRs related to mid-capitalization companies. The MidCap Fund defines mid-capitalization companies as those companies with a market capitalization substantially similar to that of companies in the S&P MidCap 400 Index at the time of investment. As of March 31, 2006, the average weighted and median capitalizations of the companies in the S&P MidCap 400 Index were $3.1 billion and $2.8 billion, respectively.

When analyzing equity securities to be purchased by the MidCap Fund, the Advisor emphasizes a company’s growth prospects. The Advisor considers growth companies to be those that have projected earnings growth rates that exceed those of the S&P MidCap 400 Index. The MidCap Fund’s investments are selected using a variety of both quantitative techniques and fundamental research in seeking to maximize the MidCap Fund’s expected return while controlling risk. The MidCap Fund seeks a portfolio comprised of companies with one or more of the following attributes:

•	Experienced management;
•	Leadership positions in their markets;
•	A strong balance sheet;
•	Proprietary products, processes and/or services; and
•	Realistic growth strategies.

The Advisor applies the following strategies when purchasing securities for the MidCap Fund’s portfolio:

•	Intentionally avoiding short-term trading strategies and rapid shifts in industry positions.
•
Setting sector limits of the greater of 30% of the MidCap Fund’s total assets or double the weighting of the S&P MidCap 400 Index in any one sector. Thus, the MidCap Fund may be heavily invested in a single sector. However, a single sector may include numerous subsectors or industries. The MidCap Fund may therefore be concentrated in one sector, while being diversified among several industries.

•	Typically holding the securities of less than 100 companies.
•	Seeking securities whose growth prospects, in the Advisor’s opinion, are not reflected in their current stock prices.
•	Limiting the size of any one new position. No security will represent more than 5% of the Fund’s total assets at the time of purchase.

4

SmallCap Fund
To achieve its investment objective, the SmallCap Fund invests, under normal circumstances, at least 80% of its net assets in the equity securities of small-capitalization companies, principally common stocks, preferred stocks and securities convertible into common stocks of U.S. issuers, including foreign issuers that are directly traded in the United States. The SmallCap Fund may also invest up to 15% of its total assets in ADRs related to small-capitalization companies. The SmallCap Fund defines small-capitalization companies as those companies with a market capitalization within the range of companies in the Standard & Poor’s Small Cap 600 Index (the “S&P 600 Index”) at the time of investment. As of March 31, 2006, the average weighted and median capitalizations of the companies in the S&P 600 Index were $1.0 billion and $0.9 billion, respectively.

When analyzing equity securities to be purchased by the SmallCap Fund, the Advisor emphasizes a company’s growth prospects. The Advisor considers growth companies to be those that have projected earnings growth rates that exceed those of the S&P 600 Index. The SmallCap Fund’s investments are selected using a variety of both quantitative techniques and fundamental research in seeking to maximize the SmallCap Fund’s expected return while controlling risk. The SmallCap Fund seeks a portfolio comprised of companies with one or more of the following attributes:

•	Experienced management;
•	Leadership positions in their markets;
•	A strong balance sheet;
•	Proprietary products, processes and/or services; and
•	Realistic growth strategies.

The Advisor applies the following strategies when purchasing securities for the SmallCap Fund’s portfolio:

•	Intentionally avoiding short-term trading strategies and rapid shifts in industry positions.
•
Setting sector limits of the greater of 30% of the SmallCap Fund’s total assets or double the weighting of the S&P 600 Index in any one sector. Thus, the SmallCap Fund may be heavily invested in a single sector. However, a single sector may include numerous subsectors or industries. The SmallCap Fund may therefore be concentrated in one sector, while being diversified among several industries.

•	Typically holding the securities of less than 50 companies with exposure to approximately 20 industries.
•	Seeking securities whose growth prospects, in the Advisor’s opinion, are not reflected in their current stock prices.
•	Limiting the size of any one new position. No security will represent more than 5% of the Fund’s total assets at the time of purchase.

For all three Funds, the Advisor may sell a security due to achievement of valuation targets, significant change in the initial investment premise or fundamental deterioration. Fundamental deterioration occurs when a company is no longer able to achieve the results generally expected by the investment management team due to a specific issue, such as a loss of a key customer or pricing pressure in the industry.

Each Fund will provide its shareholders with at least a 60-day notice of any change in such Fund’s policy to invest at least 80% of its assets in the types of securities suggested by its name.

5

Cash or Similar Investments; Temporary Strategies
Under normal market conditions, each Fund may invest up to 20% of its net assets in cash or similar short-term, investment grade securities such as U.S. government securities, repurchase agreements, commercial paper or certificates of deposit. In addition, each Fund may invest up to 100% of its total assets in cash or short-term, investment grade securities as a temporary defensive position during adverse market, economic or political conditions and in other limited circumstances. To the extent a Fund engages in any temporary strategies or maintains a substantial cash position, the Fund may not achieve its investment objective.

Investment Grade Securities are:
Securities rated in one of the four highest categories by Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc., (“Moody’s”), Fitch Ratings (“Fitch”) or another nationally recognized statistical rating organization.

Principal Risks

The main risks of investing in each of the Funds are:

Stock Market Risks
Equity security prices vary and may fall, thus reducing the value of a Fund’s investments. Certain stocks selected for a Fund’s portfolio may decline in value more than the overall stock market. In general, the securities of mid-capitalization or small-capitalization businesses may be more volatile than those of larger, more established businesses.

Growth-Style Investing Risks
Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because each Fund focuses on growth-style stocks, a Fund’s performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. In recent years, growth stocks have been characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.

Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect. Such errors could result in a negative return and a loss to you.

Capitalization Risks
The SmallCap Fund and MidCap Fund invest primarily in small-capitalization and mid-capitalization stocks, respectively, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure. You should expect that the value of the SmallCap and MidCap Funds’ shares will be more volatile than the value of shares in a fund that invests primarily in large-capitalization companies.

The Funds cannot guarantee that they will achieve their respective investment objectives. Please be aware that you may lose money by investing in the Funds.

6

Who May Want to Invest in the Funds

The Funds may be appropriate for investors who:

•	Wish to invest for the long-term;
•	Want to realize capital appreciation on investments in equity securities;
•	Are looking for an equity component to their portfolio;
•	Are willing to assume the risk of investing in equity securities; and
•	Have long-term goals such as planning for retirement.

The Funds are not appropriate for investors who have short-term financial goals.

Before investing in a Fund, you should carefully consider:

•	Your investment goals;
•	The amount of time you are willing to leave your money invested; and
•	The amount of risk you are willing to take.

Performance Information

The performance information that follows gives some indication of how each Fund’s performance can vary. The bar charts indicate the risks of investing in the Funds by showing the performance of each Fund from year-to-year (on a calendar year basis), except in the case of the SmallCap Fund which only provides performance for one calendar year. The tables show each Fund’s average annual returns compared to broad-based securities market indices. The information shown assumes reinvestment of dividends and distributions.

The after-tax returns for the Institutional Class shares of the Funds shown in the tables are intended to show the impact of assumed federal income taxes on an investment in the Funds. The “Return After Taxes on Distributions” shows the effect of taxable distributions (net investment income and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if Fund shares were sold at the end of the specified period. The after tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. For 2005, the highest ordinary income and short-term gain rate was 35% and the highest long-term gain rate was 15%. In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”). After-tax returns for the Investor Class shares of the Funds will vary from those shown for the Institutional Class shares. Please remember that a Fund’s past performance (before and after taxes) does not reflect how the Fund may perform in the future.

7

LargeCap Fund
Institutional Class*
Calendar Year Returns as of 12/31

*Please note that the Institutional Class has a lower level of expenses than the Investor Class. If the returns for the Investor Class were shown, the returns would have been lower. See “Fees and Expenses of the Funds.”

Best quarter:	4th quarter 2001	13.95%
Worst quarter:	2nd quarter 2002	-17.02%

Average Annual Total Returns as of December 31, 2005	1 Year	5 Year	Since Inception(1)
LargeCap Fund
Institutional Class
Return Before Taxes	3.39%	-2.32%	-2.99%
Return After Taxes on Distributions	3.25%	-2.40%	-3.08%
Return After Taxes on Distributions and Sale of Fund Shares	2.39%	-1.98%	-2.54%
Investor Class
Return Before Taxes	3.15%	-2.57%	-3.25%

Russell 1000 Growth Index(2)	5.27%	-3.59%	-7.73%

S&P 500 Index(3)	4.91%	0.55%	-1.03%

____________________________
(1)	The returns shown are since the Fund’s inception date, September 29, 2000 (commencement of operations).

(2)
The Russell 1000 Growth Index, constructed to provide a comprehensive and unbiased barometer of the large-cap growth market, measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index consists of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index, which in turn consists of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization. These indices do not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible. The Russell 1000 Growth Index has been selected to replace the S&P 500 Index as the LargeCap Fund’s primary benchmark because the Russell 1000 Growth Index more accurately represents the performance of the growth-style stocks in which the LargeCap Fund invests.

(3)
The S&P 500 Index is an unmanaged, market-value weighted index of 500 stocks chosen by S&P on the basis of market size, liquidity and industry group representation. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

8

MidCap Fund
Institutional Class*
Calendar Year Returns as of 12/31

*Please note that the Institutional Class has a lower level of expenses than the Investor Class. If the returns for the Investor Class were shown, the returns would have been lower. See “Fees and Expenses of the Funds.”

Best quarter:	4th quarter 2001	16.05%
Worst quarter:	3rd quarter 2001	-16.31%

Average Annual Total Returns as of December 31, 2005	1 Year	5 Year	Since Inception(1)
MidCap Fund
Institutional Class
Return Before Taxes	5.56%	3.53%	2.90%
Return After Taxes on Distributions	5.02%	3.42%	2.79%
Return After Taxes on Distributions and Sale of Fund Shares	4.35%	3.03%	2.48%
Investor Class
Return Before Taxes	5.24%	3.29%	2.66%

Russell MidCap Growth Index(2)	12.10%	1.37%	0.85%

S&P MidCap 400 Index(3)	12.55%	8.60%	8.19%
____________________________
(1)	The returns shown are since the Fund’s inception date December 29, 2000 (commencement of operations).

(2)
The Russell MidCap Growth Index, constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market, measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values. The Russell MidCap Index consists of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index. The Russell 1000 Index consists of the largest 1,000 companies in the Russell 3000 Index, which in turn consists of the 3,000 largest U.S. domiciled publicly traded common stocks by market capitalization. These indices do not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible. The Russell MidCap Growth Index has been selected to replace the S&P MidCap 400 Index as the MidCap Fund’s primary benchmark because the Russell MidCap Growth Index more accurately represents the performance of the growth-style stocks in which the MidCap Fund invests.

(3)
The S&P MidCap 400 Index is an unmanaged, market-value weighted index of 400 mid-cap stocks chosen by S&P on the basis of market size, liquidity and industry group representation. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

9

SmallCap Fund
Institutional Class*
Calendar Year Return as of 12/31

*Please note that the Institutional Class has a lower level of expenses than the Investor Class. If the returns for the Investor Class were shown, the returns would have been lower. See “Fees and Expenses of the Funds.”

Best quarter:	3rd quarter 2005	3.52%
Worst quarter:	1st quarter 2005	-2.77%

Average Annual Total Returns as of December 31, 2005	1 Year	Since Inception(1)
SmallCap Fund
Institutional Class
Return Before Taxes	3.32%	7.83%
Return After Taxes on Distributions	3.32%	7.83%
Return After Taxes on Distributions and Sale of Fund Shares	2.16%	6.67%
Investor Class
Return Before Taxes	3.05%	7.57%

Russell 2000® Growth Index (2)	4.15%	8.27%

S&P SmallCap 600 Index(3)	7.68%	12.93%

____________________________
(1)	The returns shown are since the Fund’s inception date June 30, 2004 (commencement of operations).

(2)
The Russell 2000 Growth Index, constructed to provide a comprehensive and unbiased barometer of the small-cap growth market, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index consists of the 2,000 smallest U.S. domiciled publicly-traded common stocks that are included in the Russell 3000 Index. These common stocks represent approximately 8% of the U.S. equity market. These indices do not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible. The Russell 2000 Growth Index has been selected to replace the S&P SmallCap 600 Index as the SmallCap Fund’s primary benchmark because the Russell 2000 Growth Index more accurately reflects the performance of the growth-style stocks in which the SmallCap Fund invests.

(3)
The S&P SmallCap 600 Index is an unmanaged, market-value weighted index of 600 small-capitalization common stocks chosen by S&P on the basis of market size, liquidity and industry characteristics. This index does reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

10

Fees and Expenses of the Funds

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares or Institutional Class shares of the Funds.

Shareholder Fees
(fees paid directly from your investment)
The shares of the Funds are no-load, so you pay no sales charges (loads) to buy or sell shares.*

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets; as a percent of average net assets)

	LargeCap Investor Class Shares	LargeCap Institutional Class Shares	MidCap Investor Class Shares	MidCap Institutional Class Shares	SmallCap Investor Class Shares	SmallCap Institutional Class Shares
Management Fees	0.65%	0.65%	0.75%	0.75%	0.85%	0.85%
Distribution and Service (12b-1) Fees(1)	0.25%	None	0.25%	None	0.25%	None
Other Expenses(2)	0.28%	0.28%	0.23%	0.23%	0.46%	0.46%
Total Annual Fund Operating Expenses(3)	1.18%	0.93%	1.23%	0.98%	1.56%	1.31%
Less Expense Reimbursement	-0.18%	-0.18%	-0.13%	-0.13%	-0.36%	-0.36%
Net Annual Fund Operating Expenses	1.00%	0.75%	1.10%	0.85%	1.20%	0.95%

* The Funds will charge a $15 fee for wire transfers of redemption proceeds. The wire transfer fee may be waived in limited circumstances. See “Payment of Redemption Proceeds.”

(1)
Because each Fund pays 12b-1 distribution fees for its Investor Class shares, which are based upon the Fund’s assets attributable to the Investor Class, if you own Investor Class shares of a Fund for a long period of time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(2)	“Other Expenses” are based on amounts incurred during the last fiscal period and include custodian, administration, transfer agency and other customary Fund expenses.

(3)
The Advisor has contractually agreed to limit the LargeCap, MidCap and SmallCap Funds’ Total Annual Fund Operating Expenses to 1.00%, 1.10% and 1.20%, respectively, of average daily net assets for the Investor Class shares and 0.75%, 0.85% and 0.95%, respectively, of average daily net assets for the Institutional Class shares of the Funds, at least through April 30, 2007. The Advisor can recapture any expenses or fees it has waived or reimbursed within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Funds are not obligated to pay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

Example
The following example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in a Fund for the time periods indicated;
•	You redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;
•	Your dividends and distributions have been reinvested; and
•	The Fund’s operating expenses remain the same.

11

Please note that the one-year numbers below are based on the Funds’ net expenses resulting from the expense limitation agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LargeCap Fund - Investor Class Shares	$102	$357	$632	$1,416
LargeCap Fund - Institutional Class Shares	$ 77	$278	$497	$1,127
MidCap Fund - Investor Class Shares	$112	$377	$663	$1,477
MidCap Fund - Institutional Class Shares	$ 87	$299	$529	$1,190
SmallCap Fund - Investor Class Shares	$122	$457	$816	$1,826
SmallCap Fund - Institutional Class Shares	$ 97	$380	$684	$1,548

Management of the Funds

The Advisor

Robert W. Baird & Co. Incorporated, subject to the general supervision of the Company’s Board of Directors, is responsible for the day-to-day management of the Funds in accordance with each Fund’s respective investment objective and policies. This includes making investment decisions, and buying and selling securities. Pursuant to an Investment Advisory Agreement between the Company and the Advisor, for its services, the Advisor receives an annual fee of 0.65%, 0.75% and 0.85% of the average daily net assets of the LargeCap Fund, MidCap Fund and SmallCap Fund, respectively. The advisory fee is accrued daily and paid monthly.

However, the Advisor has contractually agreed to waive its fees and/or reimburse each Fund’s operating expenses at least through April 30, 2007 to the extent necessary to ensure that the total operating expenses, excluding taxes, interest and brokerage commissions (on an annual basis) do not exceed:

•	1.00% of the Investor Class’s average daily net assets and 0.75% of the Institutional Class’s average daily net assets for the LargeCap Fund;

•	1.10% of the Investor Class’s average daily net assets and 0.85% of the Institutional Class’s average daily net assets for the MidCap Fund; and

•	1.20% of the Investor Class’s average daily net assets and 0.95% of the Institutional Class’s average daily net assets for the SmallCap Fund.

The Advisor is permitted to recoup the fees waived and/or expenses paid within a three-year period to the extent of the expense limitation. Any waivers or reimbursements have the effect of lowering the overall expense ratio for the applicable Fund and increasing the overall return to investors at the time any such amounts are waived and/or reimbursed.

After expense waivers, the advisory fee paid to the Advisor for the fiscal period ended December 31, 2005 was equal to 0.47% of the LargeCap Fund’s average daily net assets, 0.62% of the MidCap Fund’s average daily net assets and 0.49% of the SmallCap Fund’s average daily net assets.

A discussion regarding the bases for the Board of Director’s approval of the Investment Advisory Agreement is available in the Funds’ 2005 Annual Report.

The Advisor was founded in 1919 and has its main office at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. The Advisor provides investment management services for individuals and institutional clients including pension and profit sharing plans. As of December 31, 2005, the Advisor had over $17 billion in assets under management.

12

The Investment Management Team

The individuals listed below are members of the Advisor’s investment management team that manages the Funds’ investments. No member of the investment management team is solely responsible for making recommendations for portfolio purchases and sales. The investment management team is supported by a staff of research analysts, traders and other investment professionals. Each Fund’s co-managers jointly review and approve the analysts’ recommendations and make the final buy and sell decisions for a Fund upon approval of a majority of the co-managers.

The Funds’ SAI provides additional information about the members of the investment management team, including other accounts they manage, their ownership of Fund shares and their compensation.

David W. Bowman, CFA
Mr. Bowman co-manages the LargeCap Fund. He is a Senior Vice President and Senior Portfolio Manager of the Advisor. He joined Baird Investment Management, a department of the Advisor, in 1995. Prior to joining the Advisor, he spent 18 years at an independent, Milwaukee-area money management firm. As a Principal and Vice President there, Mr. Bowman had substantial research responsibilities in addition to portfolio management and systems duties. He holds a degree in Finance, Investments and Banking from the University of Wisconsin-Milwaukee, and earned the Chartered Financial Analyst designation in 1981.

Richard A. Burling, CFA
Mr. Burling co-manages the LargeCap Fund. He is a Senior Vice President and Senior Portfolio Manager of the Advisor. He joined Baird Investment Management in 2001. Prior to joining the Advisor, he spent 14 years with Firstar Investment Research & Management Company, LLC (“FIRMCO”), most recently serving as Senior Vice President and Senior Portfolio Manager. He also served as a member of FIRMCO’s Investment Policy Committee from February 2000 to March 2001. Mr. Burling received his B.A. from Northwestern University in 1980 and his M.B.A. from the University of Wisconsin-Madison in 1982. He earned the Chartered Financial Analyst designation in 1989.

Joel D. Vrabel, CFA
Mr. Vrabel co-manages the LargeCap Fund. He is a Senior Vice President and Senior Portfolio Manager of the Advisor. He joined Baird Investment Management in 1995. Prior to joining the Advisor, he spent ten years as a Principal and Vice President of a $3 billion west coast investment management organization, and with an independent, Wisconsin-based investment advisory firm. During the preceding 13 years, he served in the capacity of Chief Equity Investment Officer and Portfolio Manager at National Investment Services of America. He holds B.B.A. and M.B.A. degrees from the University of Wisconsin-Milwaukee, and earned the Chartered Financial Analyst designation in 1977.

Douglas E. Guffy
Mr. Guffy co-manages the LargeCap Fund. He is a senior research analyst for Baird Investment Management and a Vice President of the Advisor, having joined Baird Investment Management in April 2004. Previously, he had been a portfolio manager at American Express Financial Corp. He also served as a Group Director of Research and a research analyst during his nine years at American Express. Before joining American Express, he was an equity analyst for Banc One Investment Advisors. Mr. Guffy earned his B.S. in Economics and Government from Anderson University and his M.B.A. from Ball State University.

J. Bary Morgan, CFA
Mr. Morgan co-manages the LargeCap Fund and MidCap Fund. He is a Managing Director and Senior Portfolio Manager of the Advisor and Chief Investment Officer of Baird Investment Management. He joined Baird Investment Management in 1992. He concentrated his undergraduate studies in finance and accounting, earning a B.S. degree in Finance from Louisiana Tech University. Mr. Morgan received an M.B.A. from the Indiana University Graduate School of Business. He earned the Chartered Financial Analyst designation in 1995.

13

Charles F. Severson, CFA
Mr. Severson co-manages the MidCap Fund and SmallCap Fund. He is a Senior Vice President and Senior Portfolio Manager of the Advisor. He joined the Advisor in 1987 as an Institutional Salesman. In 1991, Mr. Severson joined Baird Investment Management as a Portfolio Manager. He has a B.B.A. degree in Accounting and Finance and a M.S. degree in Finance from the University of Wisconsin-Madison. He earned the Chartered Financial Analyst designation in 1990.

Greg P. Edwards, CFA
Mr. Edwards co-manages the MidCap Fund and SmallCap Fund. He is a Vice President and Portfolio Manager of the Advisor. He joined Baird Investment Management in December 2003. Prior to joining the Advisor, he was an equity analyst at Blackrock Financial Management in Wilmington, DE for three years. Before joining Blackrock, Mr. Edwards was an equity analyst for three years at Pilgrim Baxter & Associates in Wayne, PA. He earned a B.B.A. in Finance, Marketing and Transportation in 1992 and a M.S. in Finance in 1997, both from the University of Wisconsin-Madison where he was a graduate of the Applied Security Analysis Program. Mr. Edwards earned the Chartered Financial Analyst designation in 2000.

Historical Performance Information of the Advisor for Similar Accounts

The following tables set forth the historical composite performance data for all actual, fee-paying, discretionary equity accounts that have investment objectives, policies, strategies and risks substantially similar to those of the MidCap Fund (the “MidCap Accounts”) and SmallCap Fund (the “SmallCap Accounts”), managed by the Advisor for the periods indicated. The MidCap Accounts represented assets of $320.3 million and the SmallCap Accounts represented assets of $51.8 million as of December 31, 2005.

PERFORMANCE OF THE MIDCAP AND SMALLCAP ACCOUNTS IS HISTORICAL AND DOES NOT REPRESENT THE FUTURE PERFORMANCE OF THE MIDCAP AND SMALLCAP FUNDS OR OF THE ADVISOR.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. All returns presented below reflect the deduction of the MidCap and SmallCap Funds’ Institutional Class total annual fund operating expenses, before the Advisor’s contractual fee waiver and/or expense reimbursement, as set forth under the heading “Fees and Expenses of the Funds.” Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and cash equivalents are included in performance returns. The composite’s returns are calculated on a time-weighted basis. Leverage has not been used in the MidCap and SmallCap Accounts. The MidCap and SmallCap Accounts are not subject to the diversification requirements, tax restrictions or investment limitations imposed on the MidCap and SmallCap Funds by the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code. Consequently, the performance results of the MidCap and SmallCap Accounts could have been adversely affected if they had been regulated under the federal securities and tax laws. The investment results of the composites presented below are unaudited and are not intended to predict or suggest the future returns of the MidCap and SmallCap Funds. The standards used to calculate total return as presented in the following tables differ from the standards required by the Securities and Exchange Commission (the “SEC”) for calculation of average annual total return.

14

MidCap Accounts

Periods Ended 12/31/05	MidCap Accounts Composite	Russell MidCap Growth Index(1)	S&P MidCap 400 Index(2)
Average Annual Total Returns
1 year	5.57%	12.10%	12.55%
5 years	3.84%	1.37%	8.60%
10 years	13.04%	9.26%	14.35%
Since Inception (06/30/93) through 12/31/05)(3)	12.96%	10.55%	14.11%

(1)
The Russell MidCap Growth Index, constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market, measures the performance of those Russell MidCap Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell MidCap Index consists of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index. The Russell 1000 Index consists of the largest companies in the Russell 3000 Index, which in turn consists of the 3,000 largest U.S. domiciled publicly traded common stocks by market capitalization. These indices do not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

(2)
The S&P MidCap 400 Index is an unmanaged, market-value weighted index of 400 mid-cap stocks chosen by S&P on the basis of market size, liquidity and industry group representation. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

(3)	The MidCap Composite began on June 30, 1993.

SmallCap Accounts

Periods Ended 12/31/05	SmallCap Accounts Composite	Russell 2000 Growth Index(1)	S&P 600 Index(2)
Average Annual Total Returns
1 year	2.93%	4.15%	7.68%
5 years(3)	5.25%	2.28%	10.77%

(1)
The Russell 2000 Growth Index, constructed to provide a comprehensive and unbiased barometer of the small-cap growth market, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index consists of the 2,000 smallest U.S. domiciled publicly-traded common stocks that are included in the Russell 3000 Index. These common stocks represent approximately 8% of the U.S. equity market. These indices do not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

(2)
The S&P 600 Index is an unmanaged, market-value weighted index of 600 small-capitalization common stocks chosen by S&P on the basis of market size, liquidity and industry characteristics. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

(3)	The SmallCap Composite began on January 1, 2001.

15

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the period from the Fund’s commencement of operations through December 31, 2005. Certain information reflects financial results for a single Fund share. The total returns presented in the table represent the rate that an investor would have earned or lost on an investment in the Fund for the stated periods (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended December 31, 2005 was audited by Grant Thornton LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ Annual Report, which is available upon request. The information for the prior years was audited by a different firm.

	Baird LargeCap Fund - Institutional Class
	Year Ended December 31,
	2005	2004	2003	2002	2001
Per Share Data:
Net asset value, beginning of period	$8.13	$7.78	$6.41	$8.63	$9.58
Income from investment operations:
Net investment income	0.04(1)	0.06(1)	0.02	0.02	0.01
Net realized and unrealized gains (losses) on investments	0.24	0.35	1.37	(2.22)	(0.95)
Total from investment operations	0.28	0.41	1.39	(2.20)	(0.94)
Less distributions:
Dividends from net investment income	(0.08)	(0.06)	(0.02)	(0.02)	(0.01)
Distributions from net realized gains	―	―	―	―	―
Total distributions	(0.08)	(0.06)	(0.02)	(0.02)	(0.01)
Net asset value, end of period	$8.33	$8.13	$7.78	$6.41	$8.63
Total return	3.39%	5.21%	21.75%	(25.53)%	(9.84)%
Supplemental data and ratios:
Net assets, end of period	$27,375,626	$64,754,140	$59,743,783	$48,900,767	$51,446,666
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets (before waivers)	0.93%	0.93%	0.95%	0.95%	1.06%
Ratio of net investment income to average net assets	0.46%	0.72%	0.34%	0.23%	0.12%
Ratio of net investment income (loss) to average net assets (before waivers)	0.28%	0.54%	0.14%	0.03%	(0.19)%
Portfolio turnover rate (2)	28.6%	23.2%	24.8%	16.2%	9.0%

(1)	Calculated using average shares outstanding during the period.
(2)	Portfolio turnover is calculated on the basis of the LargeCap Fund as a whole without distinguishing between the classes of shares issued.

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	Baird LargeCap Fund - Investor Class
	Year Ended December 31,
	2005	2004	2003	2002	2001
Per Share Data:
Net asset value, beginning of period	$8.09	$7.75	$6.40	$8.61	$9.57
Income from investment operations:
Net investment income (loss)	0.02(1)	0.04(1)	0.01	(0.00)(2)	(0.01)
Net realized and unrealized gains (losses) on investments	0.23	0.35	1.35	(2.21)	(0.95)
Total from investment operations	0.25	0.39	1.36	(2.21)	(0.96)
Less distributions:
Dividends from net investment income	(0.05)	(0.05)	(0.01)	(0.00)(2)	―
Distributions from net realized gains	―	―	―	―	―
Total distributions	(0.05)	(0.05)	(0.01)	(0.00)	―
Net asset value, end of period	$8.29	$8.09	$7.75	$6.40	$8.61
Total return	3.15%	5.00%	21.20%	(25.65)%	(10.03)%
Supplemental data and ratios:
Net assets, end of period	$2,400,525	$1,900,053	$634,160	$647,018	$615,533
Ratio of expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets (before waivers)	1.18%	1.18%	1.20%	1.20%	1.31%
Ratio of net investment income (loss) to average net assets	0.21%	0.47%	0.09%	(0.02)%	(0.13)%
Ratio of net investment income (loss) to average net assets (before waivers)	0.03%	0.29%	(0.11)%	(0.22)%	(0.44)%
Portfolio turnover rate (3)	28.6%	23.2%	24.8%	16.2%	9.0%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.01.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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	Baird MidCap Fund - Institutional Class
	Year Ended December 31,
	2005	2004	2003	2002	2001
Per Share Data:
Net asset value, beginning of period	$10.91	$9.72	$7.66	$9.11	$9.70
Income from investment operations:
Net investment loss	(0.02)(1)	(0.04)(1)	(0.07)	(0.07)(1)	(0.06)(1)
Net realized and unrealized gains (losses) on investments	0.63	1.25	2.13	(1.38)	(0.53)
Total from investment operations	0.61	1.21	2.06	(1.45)	(0.59)
Less distributions:
Distributions from net realized gains	(0.40)	(0.02)	―	―	―
Net asset value, end of period	$11.12	$10.91	$9.72	$7.66	$9.11
Total return	5.56%	12.44%	26.89%	(15.92)%	(6.08)%
Supplemental data and ratios:
Net assets, end of period	$85,670,669	$86,476,869	$28,629,656	$20,864,264	$13,049,574
Ratio of expenses to average net assets	0.85%	0.85%	1.20%	1.25%	1.25%
Ratio of expenses to average net assets (before waivers)	0.98%	1.05%	1.20%	1.39%	2.06%
Ratio of net investment loss to average net assets	(0.21)%	(0.43)%	(0.81)%	(0.84)%	(0.67)%
Ratio of net investment loss to average net assets (before waivers)	(0.34)%	(0.63)%	(0.81)%	(0.98)%	(1.48)%
Portfolio turnover rate (2)	77.4%	77.9%	81.8%	55.4%	73.6%

(1)	Calculated using average shares outstanding during the period.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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	Baird MidCap Fund - Investor Class
	Year Ended December 31,
	2005	2004	2003	2002	2001
Per Share Data:
Net asset value, beginning of period	$10.82	$9.65	$7.63	$9.09	$9.70
Income from investment operations:
Net investment loss	(0.05)(1)	(0.07)(1)	(0.09)	(0.09)(1)	(0.08)(1)
Net realized and unrealized gains (losses) on investments	0.62	1.26	2.11	(1.37)	(0.53)
Total from investment operations	0.57	1.19	2.02	(1.46)	(0.61)
Less distributions:
Distributions from net realized gains	(0.40)	(0.02)	―	―	―
Net asset value, end of period	$10.99	$10.82	$9.65	$7.63	$9.09
Total return	5.24%	12.32%	26.47%	(16.06)%	(6.29)%
Supplemental data and ratios:
Net assets, end of period	$4,506,947	$3,944,857	$959,209	$801,703	$1,050,356
Ratio of expenses to average net assets	1.10%	1.10%	1.45%	1.50%	1.50%
Ratio of expenses to average net assets (before waivers)	1.23%	1.30%	1.45%	1.64%	2.31%
Ratio of net investment loss to average net assets	(0.46)%	(0.68)%	(1.06)%	(1.09)%	(0.92)%
Ratio of net investment loss to average net assets (before waivers)	(0.59)%	(0.88)%	(1.06)%	(1.23)%	(1.73)%
Portfolio turnover rate (2)	77.4%	77.9%	81.8%	55.4%	73.6%

(1)	Calculated using average shares outstanding during the period.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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	Baird SmallCap Fund - Institutional Class
	Year Ended December 31, 2005	June 30, 2004(1) through December 31, 2004
Per Share Data:
Net asset value, beginning of period	$10.84	$10.00
Income from investment operations:
Net investment loss(2)	(0.06)	(0.03)
Net realized and unrealized gains on investments	0.42	0.87
Total from investment operations	0.36	0.84
Net asset value, end of period	$11.20	$10.84
Total return	3.32%	8.40%(3)
Supplemental data and ratios:
Net assets, end of period	$45,010,093	$17,331,262
Ratio of expenses to average net assets	0.95%	0.95%(4)
Ratio of expenses to average net assets (before waivers)	1.31%	1.89%(4)
Ratio of net investment loss to average net assets	(0.57)%	(0.65)%(4)
Ratio of net investment loss to average net assets (before waivers)	(0.93)%	(1.59)%(4)
Portfolio turnover rate (5)	56.4%	34.7%(3)
__________________________________________________________________________________________________________________
(1)	Commencement of operations.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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	Baird SmallCap Fund - Investor Class
	Year Ended December 31, 2005	June 30, 2004(1) through December 31, 2004
Per Share Data:
Net asset value, beginning of period	$10.83	$10.00
Income from investment operations:
Net investment loss(2)	(0.09)	(0.05)
Net realized and unrealized gains on investments	0.42	0.88
Total from investment operations	0.33	0.83
Net asset value, end of period	$11.16	$10.83
Total return	3.05%	8.30%(3)
Supplemental data and ratios:
Net assets, end of period	$2,363,567	$68,184
Ratio of expenses to average net assets	1.20%	1.20%(4)
Ration of expenses to average net assets (before waivers)	1.56%	2.14%(4)
Ratio of net investment loss to average net assets	(0.82)%	(0.90)%(4)
Ratio of net investment loss to average net assets (before waivers)	(1.18)%	(1.84)%(4)
Portfolio turnover rate (5)	56.4%	34.7%(3)
__________________________________________________________________________________________________________________

(1)	Commencement of operations.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

21

Your Account

Distribution of Shares

Distributor
The Advisor, Robert W. Baird & Co. Incorporated, is also the distributor (the “Distributor”) for shares of the Funds, and a member of the National Association of Securities Dealers, Inc.

Rule 12b-1 Plan
The Funds have adopted a distribution and shareholder service plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”). Under the Rule 12b-1 Plan, the Investor Class shares pay the Distributor a fee of 0.25% of their average daily net asset value. The Distributor uses this fee primarily to finance activities that promote the sale of Investor Class shares. Such activities include, but are not necessarily limited to, compensating brokers, dealers, financial intermediaries and sales personnel for distribution and shareholder services, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and advertising. Because 12b-1 fees are ongoing, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Sales and Networking Programs
The Advisor has established a referral program pursuant to which it may pay cash compensation to its sales personnel and/or other brokers, dealers or financial intermediaries for sales of Institutional Class shares of the Funds. Compensation paid to participants in this program for sales of Institutional Class shares of the Funds may be more or less than compensation they receive for sales of shares of other investment companies.

The program is available to brokers, dealers and financial intermediaries that distribute shares of the Funds. The Advisor will pay compensation under the referral program out of its own resources. Accordingly, the referral program will not affect the price an investor will pay for Institutional Class shares of the Funds. Please see “Fees and Expenses of the Funds” for information about the Funds’ fees and expenses.

From time to time, the Advisor may also pay brokers, dealers or other financial intermediaries for the provision of certain marketing support and administrative, shareholder and other services on behalf of their clients who are Fund shareholders. In some circumstances, the Funds may directly pay the intermediary for performing sub-transfer agency and related services provided that the aggregate fee does not exceed what the Funds would pay the transfer agent if the intermediary’s clients were direct shareholders of the Funds. Any such payments in excess of these limitations will be made from the Advisor’s own resources and will not increase costs to the Funds. The payments to these firms may vary based on the types of services provided, the level of sales activity and amount of their clients’ assets invested in the Funds. The Advisor may be reimbursed for such payments, if permissible, under the Funds’ Rule 12b-1 Plan.

Description of Classes

Each Fund offers two classes of shares: Investor Class and Institutional Class. The classes differ with respect to their minimum investments. In addition, Investor Class shares impose a Rule 12b-1 fee that is assessed against the assets of a Fund attributable to that class.

The Distributor may select financial institutions, such as banks, fiduciaries, custodians, investment advisers and broker/dealers, as agents to provide sales or administrative services for their clients or customers who beneficially own Investor Class shares. Financial institutions will receive 12b-1 fees from the Distributor based upon shares owned by their clients or customers. The Distributor will determine the schedule of such fees and the basis upon which such fees will be paid.

22

Share Price

Shares of each class in a Fund are sold at their net asset value (“NAV”).

The NAV for each class of shares of a Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (currently 3:00 p.m., Central time) Monday through Friday, except on days the NYSE is not open. If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time. The NYSE is closed most national holidays and Good Friday. Please refer to the Funds’ SAI for a complete list of the days that the NYSE is closed.

When	making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:
•	The name of the Fund;
•	The dollar amount of shares to be purchased;
•	Purchase application or investment stub; and
•	Check payable to Baird Funds or, if paying by wire, receipt of Federal Funds.

The NAV for a class of shares is determined by adding the value of each Fund’s investments, cash and other assets attributable to a particular share class, subtracting the liabilities attributable to that class and then dividing the result by the total number of shares outstanding in the class.

Each Fund’s investments are valued according to market value. When a market quote for a security is not readily available or deemed to be inaccurate by the Advisor, the Advisor will value the security at “fair value” as determined in accordance with procedures adopted by the Board of Directors. In accordance with these procedures, the Advisor may use broker quotes or, if the broker quotes are unavailable or are deemed to be unreliable, fair value will be determined by the valuation committee of the Advisor. In determining fair value, the valuation committee takes into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published price for the same security. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Buying Shares

Minimum Investments

	Initial Purchase	Subsequent Purchases
Investor Class Shares	$1,000 - IRAs $2,500 - all other accounts	$250 $250
Institutional Class Shares	$100,000	No minimum

Minimum Investment Reductions - Institutional Class Shares
The minimum initial investment amount for Institutional Class shares is reduced for all employees, directors and officers of the Advisor or the Funds and members of their families (including parents, grandparents, siblings, spouses, children and in-laws of such employees, directors and officers). Also, the minimum initial investment amount for Institutional Class shares may be reduced at the discretion of the Distributor, including reductions to $10,000 for purchases made through certain registered investment advisers and qualified third-party platforms, as approved by the Distributor.

23

Timing of Requests
Your price per share will be the NAV next computed after your request is received in good order by a Fund or its agents. All requests received in good order before the close of regular trading on the NYSE will be executed at the NAV computed on that day. Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.

Receipt of Orders
Shares may only be purchased on days the NYSE is open for business. The Funds may authorize one or more broker/dealers to accept on their behalf purchase and redemption orders that are in good order. In addition, these broker/dealers may designate other financial intermediaries to accept purchase and redemption orders on a Fund’s behalf. Contracts with these agents require the agents to track the time that purchase and redemption orders are received. Purchase and redemption orders must be received by the Funds or authorized intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

Customer Identification Procedures
The Company, on behalf of each Fund, is required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.

In compliance with the USA PATRIOT Act, please note that U.S. Bancorp Fund Services, LLC, the Company’s transfer agent (the “Transfer Agent”), will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Program. As requested on the Account Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted as your permanent street address. If you require assistance when completing your application, please call (toll free) 1-866-44BAIRD.

If the Company or the Transfer Agent does not have a reasonable belief of the identity of a shareholder, the initial purchase will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. The Funds also reserve the right to close the account within five business days if clarifying information and/or documentation is not received. Any delay in processing your order will affect the purchase price you receive for your shares. The Company, the Distributor and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing. If at any time the Company or the Transfer Agent detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Company or the Transfer Agent may determine not to open an account, may reject additional purchases, may close an existing account, may file a suspicious activity report and/or may take other action.

The Funds may not be sold to investors residing outside the U.S. and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

Market Timing Policy
Depending on various factors (including the size of the Fund, the amount of assets the Advisor typically maintains in cash or cash equivalents, and the dollar amount, number and frequency of trades), short-term or excessive trading into and out of the Funds, generally known as market timing, may harm all shareholders by disrupting investment strategies; increasing brokerage, administrative and other expenses; decreasing tax efficiency; diluting the value of shares held by long-term shareholders; and impacting Fund performance. The Company’s Board of Directors has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of market timing (the “Market Timing Policy”). Pursuant to the Market Timing Policy, the Funds may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in the Advisor’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, the Advisor may consider an investor’s trading history in the Funds or other Baird Funds. The Funds, the Advisor and affiliates thereof are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

24

The Company monitors and enforces its market timing policy through:

•	Regular reports to the Company’s Board of Directors by the Funds’ Chief Compliance Officer regarding any instances of suspected market timing;

•	Monitoring of trade activity; and

•	Restrictions and prohibitions on purchases and/or exchanges by persons believed to engage in frequent trading activity.

In addition, if market timing is detected in an omnibus account held by a financial intermediary, the Funds may request that the intermediary restrict or prohibit further purchases or exchanges of Fund shares by any shareholder that has been identified as having violated the Market Timing Policy. The Funds may also request that the intermediary provide identifying information about the underlying shareholders in the account.

While the Funds seek to take action that will detect and deter market timing, the risks of market timing cannot be completely eliminated. For example, the Funds may not be able to identify or reasonably detect or deter market timing transactions that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, or redemption orders to the Funds on behalf of their customers who are the beneficial owners. More specifically, unless the financial intermediaries have the ability to detect and deter market timing transactions themselves, the Funds may not be able to determine whether the purchase or sale is connected with a market timing transaction. Additionally, there can be no assurance that the systems and procedures of the Transfer Agent will be able to monitor all trading activity in a manner that would detect market timing. However, the Funds, the Advisor, the Distributor and the Transfer Agent will attempt to detect and deter market timing in transactions by all Fund investors, whether directly through the Transfer Agent or through financial intermediaries.

Methods of Buying
	To Open an Account	To Add to an Account
By Telephone
You may not use telephone transactions for your initial purchase of a Fund’s shares. If you have elected the “Telephone Exchange Option” on a Baird Fund, you may call that Fund (toll-free) at 1-866-44BAIRD to request an exchange into another Baird Fund. See “Exchanging Shares.”

If you have completed the “Telephone Purchase Option” section of the Account Application, call the Funds (toll-free) at
1-866-44BAIRD to place your order. You will then be able to move money from your bank account to your Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. The minimum telephone purchase is $250.

By Mail
Make your check payable to “Baird Funds.” Forward the check and your application to the address below. To prevent fraud, the Funds will not accept cash, money orders, third party checks, traveler’s checks, credit card checks, starter checks or U.S. Treasury checks for the purchase of shares. If your check is returned for any reason, a $25 fee will be assessed against your account and you will be responsible for any loss incurred by the Fund(s). The Funds will only accept payment by cashier’s check when the cashier’s check is in excess of $10,000.

Fill out the investment stub from an account statement, or indicate the Fund name and account number on your check. Make your check payable to “Baird Funds.” Forward the check and stub to the address below.

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By Federal Funds Wire	Forward your application to Baird Funds at the address below. Call (toll-free) 1-866-44BAIRD to obtain an account number. Wire funds using the instructions to the right.
Notify the Funds of an incoming wire by calling (toll-free)
1-866-44BAIRD. Use the following instructions:
U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA#: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit:
(name of Fund, share class)
(name/title on the account)
(account #)
The Funds, the Advisor and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

Automatic Investment Plan
Open a Fund account with one of the other methods. If by mail, be sure to include your checking account number on the appropriate section of your application and enclose a voided check or deposit slip with your initial purchase application.

If you did not set up an Automatic Investment Plan with your original application, call the Funds (toll-free) at 1-866-44BAIRD. Additional investments (minimum of $250) will be taken from your checking account automatically monthly or quarterly. If you do not have sufficient funds in your account or if your account is closed at the time of the automatic transaction, you will be assessed a $25 fee.

Through Shareholder Service Organizations	To purchase shares for another investor, call the Funds (toll-free) at 1-866-44BAIRD.	To purchase shares for another investor, call the Funds (toll-free) at 1-866-44BAIRD.
By Exchange	Call the Funds (toll-free) at 1-866-44BAIRD to obtain exchange information. See “Exchanging Shares.”	Call the Funds (toll-free) at 1-866-44BAIRD to obtain exchange information. See “Exchanging Shares.”

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You should use the following addresses when sending documents by mail or by overnight delivery:

By Mail Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	By Overnight Delivery Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

Selling Shares

Methods of Selling
To Sell Some or All of Your Shares
By Telephone	Call the Funds (toll-free) at 1-866-44BAIRD to place the order. (Note: for security reasons, requests by telephone will be recorded.)
By Mail
Send a letter to the Funds that indicates the dollar amount or number of shares you wish to redeem. The letter should contain the Fund’s name, the account number and the number of shares or the dollar amount of shares to be redeemed. Be sure to have all shareholders sign the letter. For IRA accounts, requests submitted without an election regarding tax withholding will be subject to tax withholding.

By Federal Funds Wire
Call the Funds (toll-free) at 1-866-44BAIRD and indicate the dollar amount or number of shares you wish to redeem. Be sure to have all necessary information from your bank. Your bank may charge a fee to receive wired funds.

Systematic Withdrawal Plan
The Funds offer shareholders a Systematic Withdrawal Plan. Call the Funds (toll-free) at 1-866-44BAIRD to arrange for regular monthly or quarterly fixed withdrawal payments. The minimum payment you may receive is $50 per period. Note that this plan may deplete your investment and affect your income or yield.

Shareholder Service Organization	Consult your account agreement for information on redeeming shares.
By Exchange	Call the Funds (toll-free) at 1-866-44BAIRD to obtain exchange information. See “Exchanging Shares” for further information.

Payment of Redemption Proceeds
You may request redemption of your shares at any time. Your shares will be redeemed at the next NAV per share calculated after your order is received in good order by a Fund or its agents. You may receive the proceeds in one of three ways:

1)
A check mailed to your account’s address. You will generally receive the proceeds within seven days after the Fund or its agent receives your request in good order. Checks will not be forwarded by the U.S. Postal Service, so please notify us if your address has changed.

2)
The proceeds transmitted by Electronic Funds Transfer (“EFT”) to a properly pre-authorized bank account. The proceeds usually will arrive at your bank two banking days after we process your redemption.

3)
The proceeds transmitted by wire to a pre-authorized bank account for a $15 fee, which will be deducted from your redemption proceeds. The Advisor reserves the right to waive the wire fee in limited circumstances. The proceeds usually will arrive at your bank the first banking day after we process your redemption.

When	making a redemption request, make sure your request is in good order. “Good order” means your letter of instruction includes:
•	The name of the Fund;
•	The number of shares or the dollar amount of shares to be redeemed;
•	Signatures of all registered shareholders exactly as the shares are registered; and
•	The account number.

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Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, there may be a delay in sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date. This procedure is intended to protect the Funds and their shareholders from loss.

The Transfer Agent will send redemption proceeds by wire or EFT only to the bank and account designated on the account application or in written instructions (with signatures guaranteed) subsequently received by the Transfer Agent, and only if the bank is a member of the Federal Reserve System. If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

Signature Guarantees
A signature guarantee of each owner is required to redeem shares in the following situations:

•	If you change ownership on your account;
•	When you want the redemption proceeds sent to a different address than that registered on the account;
•	If the proceeds are to be made payable to someone other than the account’s owner(s);
•	For any redemption transmitted by federal wire transfer to a bank other than your bank of record;
•	If a change of address request has been received by the Transfer Agent within the last 15 days; and
•	For redemptions of Investor Class shares totaling $50,000 or more from any shareholder account.

Signature guarantees are designed to protect both you and the Funds from fraud. Signature guarantees can be obtained from most banks, credit unions or saving associations, or from broker/dealers, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide signature guarantees.

Corporate, Trust and Other Accounts
Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Funds (toll-free) at 1-866-44BAIRD before making the redemption request to determine what additional documents are required.

Transfer of Ownership
In order to change the account registrant or transfer ownership of an account, additional documents will be required. To avoid delays in processing these requests, you should call the Funds (toll-free) at 1-866-44BAIRD before making your request to determine what additional documents are required.

Exchanging Shares

You may exchange all or a portion of your investment from the same class of one Baird Fund to another. You may also exchange between classes of a Fund or other Baird Funds if you meet the minimum investment requirements for the class you would like to exchange into. Any new account established through an exchange will be subject to the minimum investment requirements applicable to the shares acquired. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. The exchange privilege may be exercised only in those states where the class of shares of the Fund being acquired legally may be sold.

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In addition to your ability to exchange all or a portion of your investment between any of the Baird Funds, you may also exchange Baird Fund shares for shares of a money market fund, called the First American Prime Obligations Fund, by sending a written exchange request to the Funds or, if you have established telephone exchange privileges, by calling (toll-free) 1-866-44BAIRD. Shares of the First American Prime Obligations Fund are not offered by this prospectus. Please read that prospectus before making an exchange into the First American Prime Obligations Fund. This exchange privilege is offered as a convenience to the Funds’ shareholders. Please note that when exchanging from a Fund to the First American Prime Obligations Fund, you will begin accruing income from the First American Prime Obligations Fund the day following the exchange. When exchanging less than all of the balance from the First American Prime Obligations Fund to your Fund, your exchange proceeds will exclude accrued and unpaid income from the First American Prime Obligations Fund through the date of exchange. When exchanging your entire balance from the First American Prime Obligations Fund, accrued income will automatically be exchanged into the Fund when the income is collected and paid from the First American Prime Obligations Fund at the end of the month.

An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss.

Call the Funds (toll-free) at 1-866-44BAIRD to learn more about exchanges and other Baird Funds.

More Information about the Exchange Privilege
The Funds are intended as long-term investment vehicles and not to provide a means of speculating on short-term market movements. In addition, excessive trading can hurt a Fund’s performance and shareholders. Therefore, each Fund may terminate, without notice, the exchange privilege of any shareholder who uses the exchange privilege excessively. See “Your Account—Buying Shares— Market Timing Policy.” The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

General Transaction Policies

The Funds reserve the right to:

•	Vary or waive any minimum investment requirement.

•	Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

•
Reject any purchase or exchange request for any reason. Generally, a Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or a shareholder’s history of excessive trading).

•
Reinvest a distribution check in your account at a Fund’s then-current NAV and reinvest all subsequent distributions if you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a distribution check remains uncashed for six months.

•
Redeem all shares in your account if your balance falls below the Fund’s minimum requirements for the applicable class of shares. If, within 60 days of a Fund’s written request, you have not increased your account balance, you may be required to redeem your shares. The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

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•	Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect a Fund.

•	Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

•	Modify or terminate the exchange privilege after a 60-day written notice to shareholders.

•
Make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets. In such cases, you may incur brokerage costs in converting these securities to cash.

•	Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Funds by telephone, you may also mail the requests to the Funds at the address listed under “Buying Shares.”

In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-866-44BAIRD to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Your broker/dealer or other financial organization may establish policies that differ from those of the Funds. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this prospectus. Contact your broker/dealer or other financial organization for details.

Portfolio Holdings Disclosure Policy

Each Fund’s full portfolio holdings (without showing numbers of shares or dollar values) as of month-end and its full portfolio holdings and top ten holdings as of quarter-end are posted on the Company’s website at http://www.bairdfunds.com no earlier than five business days after month-end and quarter-end, respectively. The monthly holdings information will remain posted on the website until the end of the applicable calendar quarter. The quarterly information will remain posted on the website until the end of the following applicable calendar quarter. Each Fund also files its portfolio holdings as of the end of the first and third fiscal quarters with the SEC on Form N-Q within 60 days after the end of the quarter, and files its portfolio holdings as of the end of the second and fourth fiscal quarters with the SEC on Form N-CSR within 10 days after mailing its annual and semi-annual reports to shareholders. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the SAI.

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Distributions and Taxes

Distributions

Each Fund makes distributions to its shareholders from the Fund’s net investment income and any realized net capital gains.

Distributions from a Fund’s net investment income are declared and paid annually. Capital gains, if any, are generally distributed once a year. It is expected that each Fund’s distributions will be primarily distributions of capital gains.

Each share class determines its net investment income and capital gains distributions in the same manner. However, because Investor Class shares have Rule 12b-1 distribution fees, distributions of net investment income paid to Investor Class shareholders will be lower per share than those paid to Institutional Class shareholders.

All of your distributions from a Fund’s net investment income and capital gains will be reinvested in additional shares of the same class of that Fund unless you instruct otherwise on your account application or have redeemed all shares you held in the Fund.

Taxation

Fund distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account) regardless of whether the distributions are received in cash or reinvested in Fund shares. Distributions paid by a Fund out of the Fund’s net investment income (which includes dividends, interest, net short-term capital gains and net gains from foreign currency transactions), if any, generally are taxable to the Fund’s shareholders as ordinary income, except to the extent any of the dividends are “qualified dividends,” as described below. Distributions from a Fund’s net investment income may be eligible for the corporate dividends-received deduction.

To the extent that a Fund distributes “qualified dividend” income to its shareholders, the receipt of such income may be eligible for the reduced rate of tax applicable to non-corporate shareholders on net long-term capital gains. If a Fund has gross income (excluding net capital gains) of which more than 95% was qualified dividends, all of that Fund’s distributions attributable to net investment income will be eligible for the lower rates on qualified dividends. Certain holding period requirements also must be satisfied by both a Fund and the shareholder to obtain qualified dividend treatment. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time a shareholder has owned Fund shares.

A distribution from a Fund’s net investment income or capital gains declared by the Fund in October, November or December, but paid during January of the following year, will be considered to be paid on December 31 of the year it was declared.

If the value of shares is reduced below a shareholder’s cost as a result of a distribution by a Fund, the distribution will be taxable even though it, in effect, represents a return of invested capital. Investors considering buying shares just prior to a distribution of a Fund’s net investment income or capital gains should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to the record date for a distribution may receive a distribution which will be taxable to them.

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Shareholders will be advised annually as to the federal tax status of all distributions made by each Fund for the preceding year. Distributions by the Funds may also be subject to state and local taxes. Please note that distributions of both net investment income and capital gains are taxable even if reinvested.

Shareholders that sell, exchange or redeem shares generally will have a capital gain or loss from the sale, redemption or exchange. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, exchange or redemption, and how long the shares were held by a shareholder.

Additional tax information may be found in the SAI. Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences of an investment in the Funds.

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BAIRD FUNDS, INC. PRIVACY POLICY

This disclosure is being made pursuant to Regulation S-P concerning the Fund’s privacy policy. It is our policy to protect the privacy and security of your personal and financial information. We treat your information as confidential and recognize the importance of protecting access to it.

We collect and maintain information about you so that we can open and maintain your account in the Funds and provide various services to you. We may collect and maintain the following personal information about you:

•
Information we receive from you or your financial advisor on account applications or other forms, correspondence, or conversations, such as your name, address, e-mail address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, such as your account number and balance, positions, activity, history, cost basis information, and other financial information.

We do not sell any of your information to third parties. We do not disclose any nonpublic personal information about you to nonaffiliated third parties, except as requested or authorized by you, as necessary to process a transaction or service an account, as requested by regulatory authorities or as otherwise permitted or required by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. We may also provide your name and address to third party service providers who send account statements and other Fund-related materials to you. We restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Not a part of the Prospectus.

PP-1

For More Information

You can find more information about the Funds in the following documents:

Statement of Additional Information (“SAI”)
The SAI contains details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus. This means that the SAI is legally considered a part of this prospectus even though it is not physically within this prospectus.

Annual and Semi-Annual Reports
The Funds’ Annual and Semi-Annual Reports provide information regarding the Funds’ financial reports and portfolio holdings. The Annual Report contains a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the Funds’ last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquiries about the Funds by calling the Funds (toll-free) at 1-866-44BAIRD or by writing to:

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

The SAI and the Annual and Semi-Annual Reports are also available, free of charge, on the Funds’ website at http://www.bairdfunds.com.

You may write to the SEC’s Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC’s Public Reference Room and review and copy documents while you are there. For more information about the operation of the SEC Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0102
publicinfo@sec.gov
1-202-551-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov.

1940 Act File No. 811-09997

BAIRD FUNDS, INC.
Statement of Additional Information

Baird Intermediate Bond Fund
Baird Aggregate Bond Fund
Baird Intermediate Municipal Bond Fund
Baird Core Plus Bond Fund
Baird Short-Term Bond Fund

May 1, 2006

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus dated May 1, 2006 of the Baird Intermediate Bond Fund, the Baird Aggregate Bond Fund, the Baird Intermediate Municipal Bond Fund, the Baird Core Plus Bond Fund and the Baird Short-Term Bond Fund (each a “Fund” and collectively the “Funds”). Each Fund is a series of Baird Funds, Inc. (the “Company”). This SAI contains additional information about principal strategies and risks already described in the Prospectus, as well as descriptions of non-principal strategies not described in the Prospectus. Copies of the Funds’ Prospectus may be obtained by writing the Funds at 615 East Michigan Street, P.O. Box 701, Milwaukee, WI 53201-0701 or by calling (toll-free) 1-866-44BAIRD. You should read this SAI together with the Prospectus and retain it for further reference.

The Funds’ audited financial statements for the period ended December 31, 2005 are incorporated herein by reference to the Funds’ 2005 Annual Report. A copy of the Annual Report may be obtained without charge by calling the Funds (toll-free) at 1-866-44BAIRD.

BAIRD FUNDS, INC.

The Company is an open-end, diversified management investment company. Each Fund is a series of common stock of the Company, a Wisconsin corporation that was incorporated on June 9, 2000. The Company is authorized to issue shares of common stock in series and classes. Each series of the Company is currently divided into two classes, an Investor Class and an Institutional Class. With respect to the Baird Short-Term Bond Fund only, the Fund is currently only offering its Institutional Class shares for sale. The Company also offers equity funds that are described in a separate Prospectus and SAI.

INVESTMENT STRATEGIES AND RISKS

Investment Considerations Applicable to all Funds

Ratings. The ratings of Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings (“Fitch”) and other nationally recognized statistical rating organizations represent their opinions as to the quality of debt securities. Investment grade securities are securities that are of medium to high-quality and are rated in any of the four highest categories by at least one nationally recognized statistical rating organization (e.g., BBB or above by S&P, BBB or above by Fitch or Baa or above by Moody’s). It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield.

The payment of principal and interest on most debt securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. An issuer’s obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Robert W. Baird & Co. Incorporated (the “Advisor”) will consider such an event in determining whether a Fund should continue to hold the security.

Securities Lending. The Funds may lend their portfolio securities to unaffiliated domestic broker/dealers and other institutional investors pursuant to agreements requiring that the loans be secured by collateral equal in value to at least the market value of the securities loaned in order to increase return on portfolio securities. During the term of such arrangements, a Fund will maintain such value by the daily marking-to-market of the collateral. Collateral for such loans may include cash, securities of the U.S. government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank which meets the investment standards stated below under “Money Market Instruments,” or any combination thereof. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and when, in the Advisor’s judgment, the income to be earned from the loan justifies the attendant risks. When a Fund lends its securities, the Fund continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash collateral which will be invested in readily marketable, high-quality, short-term obligations. Pursuant to the legislative history accompanying the passage of the Jobs and Growth Tax Relief Reconciliation Act of 2003, dividends received by a Fund on the loaned securities are not treated as “qualified dividends” for tax purposes. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

Money Market Instruments. The Funds may invest from time to time in “money market instruments,” a term that includes, among other things, U.S. government obligations, repurchase agreements, cash, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 13 months or less. These investments are used to help meet anticipated redemption requests or if other suitable securities are unavailable.

Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Funds will invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Advisor determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by a Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 20% of the Fund’s net assets at the time of purchase. The Funds may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its net assets.

Investments by a Fund in commercial paper will consist of issues rated at the time A-1 and/or Prime-1 by S&P, Moody’s or similar rating by another nationally recognized statistical rating organization. In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund as previously described.

The Funds may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Funds invest in variable amount master demand notes only when the Advisor deems the investment to involve minimal credit risk.

Repurchase Agreements. The Funds may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreements”). During the term of the repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the repurchase agreement at not less than 102% of the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to a possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. The securities held subject to a repurchase agreement may have stated maturities exceeding one year, provided the repurchase agreement itself matures in less than one year.

The repurchase price under the repurchase agreements generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Funds’ custodian or in the Federal Reserve/Treasury book-entry system or other authorized securities depository. Repurchase agreements are considered to be loans under the Investment Company Act of 1940, as amended (the “1940 Act”).

Investment Companies. The Funds currently intend to limit their investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of a Fund’s total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund.

The Funds may invest from time to time in securities issued by other investment companies that invest in high-quality, short-term debt securities. Securities of other investment companies will be acquired by the Funds within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, a pro-rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund’s shareholders. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

U.S. Government Obligations. The Funds may invest in a variety of U.S. Treasury obligations including bonds, notes and bills that mainly differ only in their interest rates, maturities and time of issuance. The Funds may also invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Intermediate Credit Banks, Maritime Administration, and Resolution Trust Corp.

Bank Obligations. For purposes of the Funds’ investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. A Fund’s investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks (similar to those discussed below under “Foreign Securities”) that are different in some respects from those of investments in obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest of such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks.

Restricted Securities. The Funds may invest up to 15% of their net assets in securities that are illiquid at the time of purchase. While these holdings may offer more potential for growth, they may present a higher degree of business and financial risk, which can result in substantial losses. The Funds may have difficulty valuing these holdings and may be unable to sell these holdings at the time or price desired. Restricted securities may include Rule 144A securities as well as Section 4(2) commercial paper. Rule 144A securities are restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). Section 4(2) commercial paper is a short-term debt instrument issued by a corporation to institutional and other accredited investors in a transaction or series of transactions exempt from registration pursuant to Section 4(2) of the 1933 Act. A Fund may treat a Rule 144A security or Section 4(2) commercial paper as liquid if determined by the Advisor to be so under procedures adopted by the Company’s Board of Directors (the “Board”).

Borrowings and Reverse Repurchase Agreements. The Funds may borrow money to the extent allowed (as described below) to meet shareholder redemptions from banks or through reverse repurchase agreements. These strategies involve leveraging. If the securities held by a Fund should decline in value while borrowings are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value suffered by the Fund’s securities. As a result, a Fund’s net asset value may be subject to greater fluctuation until the borrowing is paid off.

Reverse repurchase agreements are considered to be borrowings under the 1940 Act. At the time a Fund enters into a reverse repurchase agreement (an agreement under which the Fund sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), the Fund will place in a segregated custodial account U.S. government securities or other liquid securities having a value equal to or greater than the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risks that the interest income earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund may decline below the price of the securities it is obligated to repurchase and that the securities may not be returned to the Fund.

Equity Securities. The Funds may invest up to 5% of their net assets in equity securities, including common stocks, preferred stocks, depositary receipts, warrants to purchase common and preferred stocks and securities convertible or exchangeable into common or preferred stocks.

Preferred Stocks. The Funds, except the Intermediate Municipal Bond Fund, may invest in preferred stocks. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock. Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer’s board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default. The Funds will limit their investments in preferred stock to no more than 5% of their respective net assets.

When-Issued Purchases, Delayed Delivery and Forward Commitments. The Funds may purchase or sell particular securities with payment and delivery taking place at a later date. The price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. When a Fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund’s commitments. It may be expected that the market value of a Fund’s net assets will fluctuate to a greater degree when portfolio securities are set aside to cover such purchase commitments than when cash is set aside. In the case of a forward commitment to sell portfolio securities, a Fund’s custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place.

The Funds will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, a Fund may realize capital gains or losses.

When the Funds engage in when-issued, delayed delivery and forward commitment transactions, the Funds rely on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities the Fund has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment remains in effect.

Mortgage-Backed and Asset-Backed Securities. The Funds, except the Intermediate Municipal Bond Fund, may purchase residential and commercial mortgage-backed as well as other asset-backed securities (collectively called “asset-backed securities”) that are secured or backed by automobile loans, installment sale contracts, credit card receivables or other assets and are issued by entities such as GNMA, FNMA, FHLMC, commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks. These securities represent interests in pools of assets in which periodic payments of interest and/or principal on the securities are made, thus, in effect passing through periodic payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities.

The average life of these securities varies with the maturities and the prepayment experience of the underlying instruments. The average life of a mortgage-backed instrument may be substantially less than the original maturity of the mortgages underlying the securities as the result of scheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the security, will be a function of current market rates and current conditions in the relevant housing and commercial markets. In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. As a result, the relationship between mortgage prepayments and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than non-callable bonds with comparable maturities. In calculating the average weighted maturity of a Fund, the maturity of asset-backed securities will be based on estimates of average life. There can be no assurance that these estimates will be accurate.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities guaranteed by GNMA, “Ginnie Mae,” include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Maes also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA, “Fannie Mae,” include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the FHLMC, “Freddie Mac,” include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

As stated in the Prospectus for the Funds, mortgage-backed securities such as collateralized mortgage obligations (“CMOs”) may be purchased. There are several types of mortgage-backed securities which provide the holder with a pro-rata interest in the underlying mortgages, and CMOs which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. CMOs are issued in multiple classes and their relative payment rights may be structured in many ways. In many cases, however, payments of principal are applied to the CMO classes in order of their respective maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier maturity date are paid in full. The classes may include accrual certificates (also known as “Z-Bonds”), which do not accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes (“PACs”) which generally require, within certain limits, that specified amounts of principal be applied to each payment date, and generally exhibit less yield and market volatility than other classes. Investments in CMO certificates can expose a Fund to greater volatility and interest rate risk than other types of mortgage-backed obligations. Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. Each Fund will invest less than 50% of its total assets in CMOs.

The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity. Moreover, asset-backed securities may involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (i.e., credit card and automobile loan receivables as opposed to real estate mortgages). For example, credit card receivables are generally unsecured and may require the repossession of personal property upon the default of the debtor, which may be difficult or impracticable in some cases.

Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, while the secondary market for asset-backed securities is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities.

In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

Non-mortgage asset-backed securities do not have the benefit of the same security in the collateral as mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to reduce the balance due on the credit cards. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is the risk that the purchaser would acquire an interest superior to that of the holders of related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that payments on the receivables together with recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Variable Rate Medium Term Notes. The Funds, except the Intermediate Municipal Bond Fund, may purchase variable rate medium term notes that provide for periodic adjustments in the interest rates. The adjustments in interest rates reflect changes in an index (which may be the Lehman Brothers Intermediate Government/Credit Bond Index, the Lehman Brothers 1-3 Year Government/Credit Bond Index, the Lehman Brothers U.S. Universal Bond Index, or the Lehman Brothers Aggregate Bond Index).

Stripped Securities. The Funds, other than the Intermediate Municipal Bond Fund, may purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATs) and also may purchase Treasury receipts and other “stripped” securities that evidence ownership in either the future interest payments or the future principal payments of U.S. government obligations. These participations are issued at a discount to their “face value,” and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

Bond Index. In an effort to make a Fund’s duration and return comparable to those of its respective bond index, the Advisor will monitor the Fund’s portfolio and market changes. The calculation of a Fund’s duration and average portfolio maturity will be based on certain estimates relating to the duration and maturity of the securities held by the Fund. There can be no assurance that these estimates will be accurate or that the duration or average portfolio maturity of a Fund will always remain within the maximum limits described in the Prospectus. The value of a Fund’s portfolio, as is generally the case with each bond index, can be expected to vary inversely from changes in prevailing interest rates.

Options Trading. The Funds may purchase put and call options. Option purchases by a Fund will not exceed 5% of the Fund’s net assets. Such options may relate to particular securities or to various indices and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. This is a highly specialized activity that entails greater than ordinary investment risks, including the complete loss of the amount paid as premiums to the writer of the option. Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer’s risk is limited to the amount of the original investment for the purchase of the option.

However, options may be more volatile than the underlying securities or indices, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

The Funds will engage in unlisted over-the-counter options only with broker/dealers deemed creditworthy by the Advisor. Closing transactions in certain options are usually effected directly with the same broker/dealer that effected the original option transaction. The Funds bear the risk that the broker/dealer will fail to meet its obligations. There is no assurance that a liquid secondary trading market exists for closing out an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to perform in connection with the purchase or sale of options.

A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or index at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or index at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or index. Put and call options purchased by a Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

The Funds, other than the Intermediate Municipal Bond Fund, may purchase put options on portfolio securities at or about the same time that the Funds purchase the underlying security or at a later time. By buying a put, a Fund limits the risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Call options may be purchased by a Fund in order to acquire the underlying security at a later date at a price that avoids any additional cost that would result from an increase in the market value of the security. A call option may also be purchased to increase a Fund’s return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to its expiration, a purchased put or call option may be sold in a “closing sale transaction” (a sale by a Fund, prior to the exercise of the option that the Fund has purchased, of an option of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs. In addition, the Funds, other than the Intermediate Municipal Bond Fund, may sell covered call options listed on a national securities exchange. Such options may relate to particular securities or to various indices. A call option on a security is covered if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as required are held in a segregated account by its custodian) upon conversion or exchange of other securities held by the Fund. A call option on an index is covered if a Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian. The aggregate value of a Fund’s assets subject to covered options written by the Fund will not exceed 5% of the value of its net assets.

A Fund’s obligations under a covered call option written by the Fund may be terminated prior to the expiration date of the option by the Fund executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or index, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event a Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell an underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline during such period. A Fund will write an option on a particular security only if the Advisor believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

By writing a covered call option on a security, a Fund foregoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it is not able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series. Except to the extent that a written call option on an index is covered by an option on the same index purchased by a Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of securities held by the Fund during the period the option was outstanding. The use of covered call options will not be a primary investment technique of the Funds. When a Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities. The amount of the liability will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated. Any gain on a covered call option on a security may be offset by a decline in the market price of the underlying security during the option period. If a covered call option on a security is exercised, a Fund may deliver the underlying security held by the Fund or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and a Fund will realize a gain or loss. Premiums from expired options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

As noted previously, there are several risks associated with transactions in options on securities and indices. These risks include (i) an imperfect correlation between the change in market value of the securities a Fund holds and the prices of options relating to the securities purchased or sold by the Fund; and (ii) the possible lack of a liquid secondary market for an option. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and a transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Futures Contracts and Related Options. The Advisor may determine that it would be in the best interest of a Fund to purchase or sell futures contracts, or options thereon, as a hedge against changes resulting from market conditions in the value of the securities held by the Fund, or of securities which the Fund intends to purchase to maintain liquidity, to have fuller exposure to price movements in the respective bond index or to reduce transaction costs. For example, a Fund may enter into transactions involving a bond or stock index futures contract, which is a bilateral agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the securities included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying bonds or stocks in the index is made. The Advisor may also determine that it would be in the interest of the Fund to purchase or sell interest rate futures contracts, or options thereon, which provide for the future delivery of specified fixed-income securities.

A bond or stock index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities included. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission (the “CFTC”). Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

The Funds may sell index futures contracts. The Funds may do so either to hedge the value of their portfolios as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Funds may purchase index futures contracts. In a substantial majority of these transactions, the Funds will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

In addition, the Funds may utilize index futures contracts in anticipation of changes in the composition of their portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings, it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

Risks associated with the use of futures contracts and options on futures include (a) imperfect correlation between the change in market values of the securities held by a Fund and the prices of related futures contracts and options on futures purchased or sold by the Fund; and (b) the possible lack of a liquid secondary market for futures contracts (or related options) and the resulting inability of the Fund to close open futures positions, which could have an adverse impact on the Fund’s ability to hedge.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio holdings to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to effectively hedge.

Successful use of futures by the Funds is also subject to the Advisor’s ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because the Fund will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices that reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

Unlike when the Funds purchase or sell a security, no price is paid or received by the Funds upon the purchase or sale of a futures contract. Initially, in accordance with the terms of the exchange on which such futures contract is traded, a Fund may be required to deposit with the broker or in a segregated account with the Fund’s custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying security or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

Utilization of futures transactions by a Fund involves the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

In connection with a futures transaction, unless the transaction is covered in accordance with the Securities and Exchange Commission (the “SEC”) positions, a Fund will maintain a segregated account with its custodian or sub-custodian consisting of cash or liquid securities equal to the entire amount at risk (less margin deposits) on a continuous basis. The Company has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 under the Commodity Exchange Act (the “CEA”) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

The Funds intend to limit their transactions in futures contracts and related options so that not more than 5% of a Fund’s respective net assets are at risk.

Foreign Securities. The Funds may invest up to 20% of their respective net assets at the time of purchase in dollar-denominated debt obligations of foreign issuers. Such securities may be subject to greater fluctuations in price than securities of domestic corporations. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

Zero-Coupon Bonds. Zero-coupon obligations have greater price volatility than coupon obligations and will not result in the payment of interest until maturity, provided that a Fund will purchase such zero-coupon obligations only if the likely relative greater price volatility of such zero-coupon obligations is not inconsistent with the Fund’s investment objective. Although zero-coupon securities pay no interest to holders prior to maturity, interest on these securities is reported as income to a Fund and distributed to its shareholders. These distributions must be made from a Fund’s cash assets or, if necessary, from the proceeds of sales of portfolio securities. Additional income producing securities may not be able to be purchased with cash used to make such distributions and its current income ultimately may be reduced as a result.

Guaranteed Investment Contracts. The Funds, except the Intermediate Municipal Bond Fund, may make limited investments in guaranteed investment contracts (“GICs”) issued by highly rated U.S. insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a separate account of the insurance company that has been segregated from the general assets of the issuer. The insurance company then pays to a Fund, at the end of the contract, an amount equal to the cash contributions adjusted for the total return of an index. A GIC is a separate account obligation of the issuing insurance company. A Fund will only purchase GICs from issuers which, at the time of purchase, are rated A or higher by Moody’s or S&P, have assets of $1 billion or more and meet quality and credit standards established by the Advisor. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs are considered by the Fund to be subject to the 15% limitation on illiquid investments. Generally, a GIC allows a purchaser to buy an annuity with the money accumulated under the contract; however, a Fund will not purchase any such annuities.

Small Companies and Unseasoned Issuers. Small companies in which the Funds may invest may have limited product lines, markets, or financial resources, or may be dependent upon a small management group, and their securities may be subject to more abrupt or erratic market movements than larger, more established companies, both because their securities are typically traded in lower volume and because the issuers are typically subject to a greater degree of change in their earnings and prospects.

Temporary Strategies

In limited circumstances, to retain the flexibility to respond promptly to changes in market, economic or political conditions or in the case of unusually large cash inflows or redemptions, the Advisor may invest up to 100% of a Fund’s total assets in cash or similar investments (such as U.S. government securities, repurchase agreements, commercial paper or certificates of deposit). When a Fund takes a temporary position, the Fund may not achieve its investment objective.

Other Investment Considerations - Intermediate Municipal Bond Fund

The Intermediate Municipal Bond Fund’s cash balances may be invested in short-term municipal notes and tax-exempt commercial paper, as well as municipal bonds with remaining maturities of thirteen months or less and securities issued by other investment companies which invest in high quality, short-term municipal debt securities. The value of the Intermediate Municipal Bond Fund’s portfolio can be expected to vary inversely to changes in prevailing interest rates.

From time to time, on a temporary defensive basis due to market conditions, the Intermediate Municipal Bond Fund may hold without any limitation uninvested cash reserves and invest without any limitations in high quality, short-term taxable money market obligations in such proportions as in the opinion of the Advisor, prevailing market or economic conditions warrant. Uninvested cash reserves will not earn income. Taxable obligations acquired by the Fund will not exceed under normal conditions 20% of the Intermediate Municipal Bond Fund’s net assets at the time of purchase.

Municipal Obligations. Municipal obligations which may be acquired by the Intermediate Municipal Bond Fund include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities.

Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Intermediate Municipal Bond Fund nor the Advisor will review the proceedings relating to the issuance of municipal obligations or the basis for such opinions.

Certain of the municipal obligations held by the Intermediate Municipal Bond Fund may be insured at the time of issuance as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors, including credit downgrades, supply and demand. The Intermediate Municipal Bond Fund may, from time to time, invest more than 25% of its assets in municipal obligations covered by insurance policies.

The payment of principal and interest on most securities purchased by the Intermediate Municipal Bond Fund will depend upon the ability of the issuers to meet their obligations. An issuer’s obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its municipal obligations may be materially adversely affected by litigation or other conditions.

Certain types of municipal obligations (private activity bonds) have been or are issued to obtain funds to provide privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued on behalf of privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Municipal obligations purchased by the Intermediate Municipal Bond Fund may be backed by letters of credit issued by foreign and domestic banks and other financial institutions. Such letters of credit are not necessarily subject to federal deposit insurance and adverse developments in the banking industry could have a negative effect on the credit quality of the Intermediate Municipal Bond Fund’s portfolio securities and its ability to maintain a stable net asset value and share price. Letters of credit issued by foreign banks, like other obligations of foreign banks, may involve certain risks in addition to those of domestic obligations.

The Intermediate Municipal Bond Fund may purchase put options on municipal obligations. A put gives the Intermediate Municipal Bond Fund the right to sell a municipal obligation at a specified price at any time before a specified date. A put will be sold, transferred or assigned only with the related municipal obligation. The Intermediate Municipal Bond Fund will acquire puts only to enhance liquidity, shorten the maturity of the related municipal security or permit the Intermediate Municipal Bond Fund to invest its assets at more favorable rates. The aggregate price of a security subject to a put may be higher than the price which otherwise would be paid for the security without such an option, thereby increasing the security’s cost and reducing its yield.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor’s alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Company cannot, of course, predict what legislation, if any, may be proposed in the future as regards the income tax status of interest on municipal obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations for investment by the Intermediate Municipal Bond Fund and the liquidity and value of its portfolio. In such an event, the Company would reevaluate the Intermediate Municipal Bond Fund’s investment objective and policies and consider possible changes in its structure or possible dissolution.

Municipal Lease Obligations. As stated in the Prospectus, the Intermediate Municipal Bond Fund may acquire municipal lease obligations that are issued by a state or local government authority to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality’s credit, and their interest may become taxable if the lease is assigned. If the funds are not appropriated for the following year’s lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Intermediate Municipal Bond Fund. Certificates of participation in municipal lease obligations or installment sale contracts entitle the holder to a proportionate interest in the lease-purchase payments made. The Advisor determines and monitors the liquidity of municipal lease obligations (including certificates of participation) under guidelines approved by the Board requiring the Advisor to evaluate the credit quality of such obligations and report on the nature of and the Intermediate Municipal Bond Fund’s trading experience in the municipal lease market. Under the guidelines, municipal lease obligations that are not readily marketable and transferable are treated as illiquid. In making a determination that a municipal lease obligation is liquid, the Advisor may consider, among other things (i) whether the lease can be canceled; (ii) the likelihood that the assets represented by the lease can be sold; (iii) the strength of the lessee’s general credit; (iv) the likelihood that the municipality will discontinue appropriating funds for the leased property because the property is no longer deemed essential to the operations of the municipality; and (v) availability of legal recourse in the event of failure to appropriate. The Intermediate Municipal Bond Fund will not knowingly invest more than 15% of the value of its net assets in securities, including municipal leases, that are illiquid.

Stand-By Commitments. The Intermediate Municipal Bond Fund may acquire “stand-by commitments” with respect to municipal obligations held in its portfolio. Under a “stand-by commitment” a dealer agrees to buy from the Intermediate Municipal Bond Fund, at the Intermediate Municipal Bond Fund’s option, specified municipal obligations at a specified price. A “stand-by commitment” acquired by the Intermediate Municipal Bond Fund may also be referred to in this SAI as a “put” option.

The amount payable to the Intermediate Municipal Bond Fund upon its exercise of a “stand-by commitment” is normally (i) the Intermediate Municipal Bond Fund’s acquisition cost of the municipal obligations (excluding any accrued interest which the Intermediate Municipal Bond Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Intermediate Municipal Bond Fund owned the securities; plus (ii) all interest accrued on the securities since the last interest payment date during that period. A stand-by commitment may be sold, transferred or assigned by the Intermediate Municipal Bond Fund only with the instrument involved.

The Intermediate Municipal Bond Fund expects that “stand-by commitments” will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Intermediate Municipal Bond Fund may pay for a “stand-by commitment” either separately in cash or by paying a higher price for the portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding “stand-by commitments” held by the Intermediate Municipal Bond Fund will not exceed 1/2 of 1% of the value of its total assets calculated immediately after each “stand-by commitment” is acquired.

The Intermediate Municipal Bond Fund intends to enter into “stand-by commitments” only with dealers, banks and broker/dealers which, in the Advisor’s opinion, present minimal credit risks. The Intermediate Municipal Bond Fund’s reliance upon the credit of these dealers, banks and broker/dealers is secured by the value of the underlying municipal obligations that are subject to a commitment.

The Intermediate Municipal Bond Fund would acquire “stand-by commitments” solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a “stand-by commitment” would not affect the valuation or assumed maturity of the underlying municipal securities, which would continue to be valued in accordance with the ordinary method of valuation employed by the Intermediate Municipal Bond Fund. “Stand-by commitment” which would be acquired by the Intermediate Municipal Bond Fund would be valued at zero in determining net asset value. Where the Intermediate Municipal Bond Fund paid any consideration directly or indirectly for a “stand-by commitment” its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Intermediate Municipal Bond Fund.

Variable and Floating Rate Instruments. Municipal obligations purchased by the Intermediate Municipal Bond Fund may include variable and floating rate instruments issued by industrial development authorities and other governmental entities. If such instruments are unrated, they will be determined by the Advisor (under the supervision of the Board) to be of comparable quality at the time of purchase to investment grade. While there may be no active secondary market with respect to a particular variable or floating rate demand instrument purchased by the Intermediate Municipal Bond Fund, the Intermediate Municipal Bond Fund may (at any time or during specified periods not exceeding thirteen months, depending upon the instrument involved) demand payment in full of the principal of the instrument and has the right to resell the instrument to a third party. The absence of such an active secondary market, however, could make it difficult for the Intermediate Municipal Bond Fund to dispose of a variable or floating rate demand instrument if the issuer defaulted on its payment obligation or during periods that the Intermediate Municipal Bond Fund is not entitled to exercise its demand rights, and the Intermediate Municipal Bond Fund could, for these or other reasons, suffer a loss with respect to such instruments.

With respect to the variable and floating rate instruments that may be acquired by the Intermediate Municipal Bond Fund, the Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Intermediate Municipal Bond Fund can recover payment of principal as specified in the instrument. Variable U.S. government obligations held by the Intermediate Municipal Bond Fund, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment.

Other Investment Considerations — Core Plus Bond Fund

Non-Investment Grade Debt Securities (High Yield or Junk Bonds). The Core Plus Bond Fund may invest up to 20% of its net assets in non-investment grade bonds. While generally offering higher yields than investment grade securities with similar maturities, non-investment grade debt securities involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

Effect of Interest Rates and Economic Changes. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of non-investment grade debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated debt securities, which react primarily to fluctuations in the general level of interest rates. Non-investment grade debt securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of non-investment grade debt securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a non-investment grade debt security defaulted, the Core Plus Bond Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Core Plus Bond Fund’s net asset value.

Payment Expectations. Non-investment grade debt securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to redeem the securities at its discretion. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Core Plus Bond Fund may have to replace the securities with a lower yielding security, which could result in a lower return for the Core Plus Bond Fund.

Credit Ratings. Credit ratings issued by credit-rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of non-investment grade debt securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in non-investment grade debt securities will be more dependent on the Advisor’s credit analysis than would be the case with investments in investment grade debt securities. The Advisor employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings. The Advisor continually monitors the Core Plus Bond Fund’s investments and carefully evaluates whether to dispose of or to retain non-investment grade debt securities whose credit ratings or credit quality may have changed.

Liquidity and Valuation. The Core Plus Bond Fund may have difficulty disposing of certain non-investment grade debt securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all non-investment grade debt securities there is no established retail secondary market for many of these securities. The Core Plus Bond Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities may also make it more difficult for the Core Plus Bond Fund to obtain accurate market quotations for purposes of valuing the Core Plus Bond Fund. Market quotations are generally available on many non-investment grade debt securities issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of non-investment grade debt securities, especially in a thinly traded market.

Portfolio Turnover

The portfolio turnover rate for a Fund is calculated by dividing the lesser of amounts of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions, and the Funds may engage in short-term trading to achieve their respective investment objectives.

Each Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with attaining the investment objective of a Fund. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover (over 100%) may involve correspondingly greater transaction costs, which must be borne directly by a Fund and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains. To the extent short-term capital gains are realized, distributions attributable to such gains will be ordinary income for federal income tax purposes. The table below shows the portfolio turnover rate for each Fund for the fiscal periods ended December 31, 2005, and 2004.

Portfolio Turnover Rate
	2005	2004
Intermediate Bond Fund	42.1%	44.8%
Aggregate Bond Fund	46.0%	72.6%
Intermediate Municipal Bond Fund	13.7%	4.2%
Core Plus Bond Fund	37.6%	52.5%
Short-Term Bond Fund(1)	31.8%	16.7%(2)
_________________
(1) The Short-Term Bond Fund commenced operations on August 31, 2004.
(2)  Not annualized.

INVESTMENT OBJECTIVES AND LIMITATIONS

Investment Objectives

The investment objective of a Fund cannot be changed without shareholder approval, which requires the approval of a “majority of the Fund’s outstanding voting securities,” as defined below.

Fundamental Investment Limitations

The Funds are subject to the fundamental investment limitations enumerated in this subsection, which may be changed only by a vote of the holders of a majority of the Fund’s outstanding voting securities. A “majority of the outstanding voting securities” of a Fund means the lesser of (1) 67% of the shares of common stock of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund.

Each Fund:

1.     May not, with respect to 75% of its total assets, purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2.     May (i) borrow from banks for temporary or emergency purposes (but not for leveraging or the purchase of investments); and (ii) make other investments or engage in other transactions permissible under the 1940 Act, which may involve a borrowing, including borrowing through reverse repurchase agreements, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings). If the amount borrowed at any time exceeds 33 1/3% of the Fund’s total assets, the Fund will, within three days thereafter (not including Sundays, holidays and any longer permissible period), reduce the amount of the borrowings such that the borrowings do not exceed 33 1/3% of the Fund’s total assets. The Fund may also borrow money from other persons to the extent permitted by applicable laws.

3.     May not issue senior securities, except as permitted under the 1940 Act.

4.     May not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act, in connection with the purchase and sale of portfolio securities.

5.     May not purchase or sell physical commodities unless acquired as a result of ownership of other securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6.     May not make loans if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments; or (ii) engaging in repurchase agreements.

7.     May not purchase the securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry; provided, however, that with regard to the Intermediate Municipal Bond Fund, there is no limitation with respect to instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments.

8.     May not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

9.     With respect to the Intermediate Municipal Bond Fund, may not invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, except during defensive periods or during unusual market conditions. For purposes of this fundamental policy, municipal obligations that are subject to federal alternative minimum tax are considered taxable.

With respect to investment limitation No. 8, as it relates to the Intermediate Municipal Bond Fund, real estate shall include real estate mortgages. Although the foregoing investment limitations would permit the Intermediate Municipal Bond Fund to invest in options, futures contracts, options on futures contracts and engage in securities lending, the Intermediate Municipal Bond Fund does not currently intend to trade in such instruments (except that the Intermediate Municipal Bond Fund may purchase put options on municipal obligations) or lend portfolio securities. Prior to engaging in any such transactions, the Intermediate Municipal Bond Fund will provide its shareholders with notice and add any additional descriptions concerning the instruments to the Prospectus and this SAI as may be required.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in a Fund’s assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund’s assets will not constitute a violation of that restriction. This does not, however, apply to the borrowing policy set forth above.

With respect to Fundamental Investment Limitation No. 3, the 1940 Act permits the Funds to enter into options, futures contracts, forward contracts, repurchase agreements and reverse repurchase agreements provided that these types of transactions are covered in accordance with SEC positions.

Non-Fundamental Investment Limitations

The following are the Funds’ non-fundamental operating policies, which may be changed by the Board without shareholder approval.

Each Fund may not:

1.     Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the SEC or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2.     Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3.     Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.

4.     Make any loans, other than loans of portfolio securities, except through (i) purchases of debt securities or other debt instruments, or (ii) repurchase agreements.

5.     Borrow money except from banks or through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.

6.     With respect to each of the Intermediate Bond Fund, the Short-Term Bond Fund, the Aggregate Bond Fund and the Core Plus Bond Fund, make any change in the Fund’s investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least a 60-day notice.

Each Fund’s non-fundamental investment policies listed above may be changed with the approval of the Company’s Board. Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in a Fund’s assets (i.e., due to cash inflows or redemptions) or in market value of the investment or a Fund’s assets will not constitute a violation of that restriction. This does not, however, apply to the borrowing policy set forth above.

NET ASSET VALUE

Shares of the Funds are sold on a continual basis at the net asset value next computed following receipt of an order in proper form by a dealer, the Funds’ distributor, Robert W. Baird & Co. Incorporated (the “Distributor”), or U.S. Bancorp Fund Services, LLC (the “Transfer Agent”).

The net asset value per share of a Fund is calculated separately for the Investor Class shares and Institutional Class shares by adding the value of all portfolio securities and other assets per class (including interest or dividend accrued, but not yet collected), subtracting the liabilities, and dividing the result by the number of outstanding shares of that class. The result, rounded to the nearest cent, is the net asset value per share.

When determining net asset value, expenses are accrued and applied daily. Because market quotations for most debt securities are not readily available, debt securities are stated at fair value as furnished by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as on market transactions and dealer quotations. Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium. Investments in mutual funds are valued at their stated net asset value. Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange on which such securities are primarily traded, and with respect to equity securities traded on NASDAQ, such securities are valued using the NASDAQ Official Closing Price. However, securities traded on a national securities exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on a national securities exchange or NASDAQ, are valued at the average of the most recent bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by a valuation committee of the Advisor pursuant to authority delegated, and in accordance with procedures approved, by the Board of the Company. The Board may approve the use of pricing services to assist the Funds in the determination of net asset value.

The calculation of the net asset value of a Fund may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and 3:00 p.m. Central time, and at other times, may not be reflected in the calculation of net asset value of the Funds. The New York Stock Exchange (the “NYSE”) is currently closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Fees for Certain Shareholder Services. Broker-dealers and other financial intermediaries may be paid by the Advisor or the Distributor for advertising, distribution, administrative, sub-transfer agency or other shareholder services. These payments may be in addition to any amounts paid by the Funds under the Distribution and Shareholder Services Plan (“Rule 12b-1 Plan”). Depending on the terms of the particular account, broker-dealers and other financial intermediaries also may charge their customers fees for automatic investment, redemption and other services provided. Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income. The intermediaries are responsible for providing information concerning these services and any charges to any customer who must authorize the purchase of Fund shares prior to such purchase.

Suspension of Redemption Right. Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Funds may also suspend or postpone the recording of the transfer of their shares upon the occurrence of any of the foregoing conditions.

Redemption in Kind. The Company has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that each Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the net asset value of the class of shares of the Fund being redeemed, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount may be made in assets other than cash.

Involuntary Redemptions. In addition to the situations described in the Funds’ Prospectus under “General Transaction Policies,” a Fund may redeem shares involuntarily when appropriate under the 1940 Act, such as to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Funds’ Prospectus.

Exchange Privilege. By use of the exchange privilege, shareholders authorize the Transfer Agent to act on exchange instructions received in writing or by telephone from any person representing himself to be the shareholder, or, in some cases, the shareholder’s registered representative or account representative of record, and believed by the Transfer Agent to be genuine. The Transfer Agent’s records of such instructions are binding. The exchange privilege may be modified or terminated at any time upon notice to shareholders.

Shares in a Fund from which the shareholder is withdrawing an investment will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the new Fund into which the shareholder is investing will be purchased at the net asset value per share next determined after acceptance of the request by the Fund’s Transfer Agent in accordance with the policies for accepting investments. Exchanges of shares will be available only in states where they may legally be made.

Automatic Investment Plan. The Investor Class and Institutional Class shares of the Funds offer an Automatic Investment Plan whereby a shareholder may automatically make purchases of shares of a Fund on a regular, monthly or quarterly basis ($500 minimum per transaction). Under the Automatic Investment Plan, a shareholder’s designated bank or other financial institution debits a preauthorized amount from the shareholder’s account each month or quarter and applies the amount to the purchase of Fund shares. The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House. No service fee is currently charged by a Fund for participation in the Automatic Investment Plan.

The Automatic Investment Plan permits an investor to use “Dollar Cost Averaging” in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in Fund shares at predetermined intervals. This may help investors reduce their average cost per share because the agreed upon fixed investment amount allows more Fund shares to be purchased during periods of lower Fund share prices and fewer Fund shares to be purchased during periods of higher Fund share prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that Fund shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends. Dollar Cost Averaging does not assure a profit and does not protect against losses in a declining market. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his Fund shares at a price that is lower than their purchase price.

Systematic Withdrawal Plan. The Funds offer shareholders a Systematic Withdrawal Plan, which allows a shareholder who owns shares of a Fund worth at least $5,000 at current net asset value at the time the shareholder initiates the Systematic Withdrawal Plan to designate that a fixed sum ($50 minimum per transaction) be distributed to the shareholder or as otherwise directed at regular intervals.

In-Kind Payments. Payment for shares of a Fund may, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund as described in its Prospectus. For further information about this form of payment, contact the Funds (toll-free) at 1-866-44BAIRD. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund; that the Fund receives satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; that adequate information be provided to the Fund concerning certain tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000.

Individual Retirement Accounts (Investor Class Only). The Company has a plan (the “Traditional IRA”) available for use by individuals with earned income who wish to use shares of a Fund as a funding medium for individual retirement saving. However, except for rollover contributions, an individual who has attained, or will attain, age 70 ½ before the end of the taxable year may only contribute to a Traditional IRA for his or her nonworking spouse under age 70 ½.

The Company also has available a Roth Individual Retirement Account (the “Roth IRA”) for retirement saving for use by individuals with earned income. A single individual with adjusted gross income of up to $110,000 may contribute to a Roth IRA (for married couples filing jointly, the adjusted gross income limit is $160,000), and contributions may be made even after the Roth IRA owner has attained age 70 ½, as long as the account owner has earned income.

The Company permits certain employers (including self-employed individuals) to make contributions to employees’ Traditional IRAs if the employer establishes a Simplified Employee Pension (“SEP”) plan and/or a Salary Reduction SEP (“SARSEP”). Although SARSEPs may not be established after 1996, employers may continue to make contributions to SARSEPs established before January 1, 1997, under the pre-1997 federal tax law.

Savings Incentive Match Plan for Employees of Small Employers (Investor Class Only). The Company also has available a simplified tax-favored retirement plan for employees of small employers (a “SIMPLE IRA Plan”). If an employer establishes a SIMPLE IRA Plan, contributions under the SIMPLE IRA Plan are made to eligible employees’ SIMPLE Individual Retirement Accounts (“SIMPLE IRAs”). Each eligible employee may choose to defer a percentage of his or her pre-tax compensation to the employee’s SIMPLE IRA. The employer must generally make an annual matching contribution to the SIMPLE IRA of each eligible employee equal to the employee’s salary reduction contributions, up to a limit of 3% of the employee’s compensation. Alternatively, the employer may make an annual non-discretionary contribution to the SIMPLE IRA of each eligible employee equal to 2% of each employee’s compensation.

In the SIMPLE IRA Plan and in Traditional and Roth IRAs, distributions of net investment income and capital gains will be automatically reinvested.

The foregoing brief descriptions are not complete or definitive explanations of the SIMPLE IRA Plan, the Traditional IRA, or the Roth IRA available for investment in the Funds. Any person who wishes to establish a retirement plan account may do so by contacting the Funds (toll-free) at 1-866-44BAIRD. The complete plan documents and applications will be provided to existing or prospective shareholders upon request, without obligation. The Company recommends that investors consult their attorneys or tax advisors to determine if the retirement programs described herein are appropriate for their needs.

DESCRIPTION OF SHARES

The Company’s Articles of Incorporation authorize the Board to issue an indefinite number of shares of common stock, $.01 par value per share, which is classified into a total of eight series (five of which are listed below) (each, a “series” or “Fund”). Each series is divided into two classes designated as Investor Class shares and Institutional Class shares (each, a “Class”) and consists of the number of shares set forth next to its Fund name in the table below:

Class of Common Stock	Fund in which Stock Represents Interest	Number of Authorized Shares in Each Series

Investor Class	Intermediate Bond Fund	Indefinite
Institutional Class		Indefinite

Investor Class	Aggregate Bond Fund	Indefinite
Institutional Class		Indefinite

Investor Class	Short-Term Bond Fund	Indefinite
Institutional Class		Indefinite

Investor Class	Intermediate Municipal Bond Fund	Indefinite
Institutional Class		Indefinite

Investor Class	Core Plus Bond Fund	Indefinite
Institutional Class		Indefinite

The remaining three series of common stock representing interests in three separate investment portfolios are described in a separate SAI. The Board may classify or reclassify any particular class of shares into one or more additional series or classes. Each share of common stock of each class is entitled to one vote, and each share is entitled to participate equally in dividends and capital gains distribution by the respective class of shares and in the residual assets of the respective class in the event of liquidation. However, each class of shares bears its own expenses, and the Investor Class has exclusive voting rights on matters pertaining to the Rule 12b-1 Plan.

ADDITIONAL INFORMATION CONCERNING TAXES

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code, and to distribute its income to shareholders each year, so that the Fund itself generally will be relieved of federal income and excise taxes. If a Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received dividends from a corporation, although corporate shareholders could be eligible for the dividends received deduction.

The Intermediate Municipal Bond Fund intends to invest all, or substantially all, of its assets in debt obligations, the interest on which is exempt for federal income tax purposes. For the Intermediate Municipal Bond Fund to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the its assets at the close of each quarter of its taxable year must consist of municipal obligations that are exempt under Section 103 of the Code. The Intermediate Municipal Bond Fund is designed to provide investors with current tax-exempt interest income. The Intermediate Municipal Bond Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Intermediate Municipal Bond Fund may not be suitable for tax-exempt institutions, or for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Fund’s dividends being tax-exempt, but such dividends ultimately would be taxable to the beneficiaries when distributed to them. In addition, the Fund may not be an appropriate investment for entities that are “substantial users” of facilities financed by private activity bonds or “related persons” thereof. “Substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities, or for whom such facilities, or a part thereof, were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

MANAGEMENT OF THE COMPANY

Under the laws of the State of Wisconsin, the business and affairs of the Funds are managed under the direction of the Board of the Company. The Board is responsible for acting on behalf of the shareholders.

The Company does not normally hold shareholders’ meetings except when required by the 1940 Act or other applicable law. The Board will call a shareholders’ meeting for the purpose of voting on the question of removal of a Director when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Company that are entitled to vote.

Directors and Officers

Directors and officers of the Company, together with information as to their principal business occupations during the last five years and other information, are shown in the following table. Each Director who is deemed an “interested person,” as defined in the 1940 Act, is indicated by an asterisk (*). Each officer and Director holds the same positions with the Company and each Fund.

Independent Directors
Name, Address and Age (as of 12/31/05)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

John W. Feldt University of Wisconsin Foundation 1848 University Avenue Madison, WI 53705 Age: 63	Independent Director	Indefinite; Since September 2000	Senior Vice President-Finance, University of Wisconsin Foundation since 1985; Vice President-Finance, University of Wisconsin Foundation (1980-1985); Associate Director, University of Wisconsin Foundation (1967-1980)	8	Director of Thompson Plumb Funds, Inc., a mutual fund complex of which Mr. Feldt oversees 2 portfolios
George C. Kaiser 759 N. Milwaukee Street Milwaukee, WI 53202 Age: 72	Independent Director	Indefinite; Since September 2000	CEO, George Kaiser & Co., a business consulting company, since 1999; Chairman and CEO, Hanger Tight Company, a manufacturing company (1988-1999); Chairman and CEO, Interstore Transfer Systems, Ltd., a manufacturing company (1992-1999); Chairman, International Retail Services Group, Ltd. (1995-1999); Executive Vice President, Arandell Schmidt Co., a catalog printer company (1984-1987); various positions, Arthur Andersen & Co. (1957-1964, 1967-1984), most recently serving as Partner (1969-1984); Secretary of Administration, State of Wisconsin (1965-1967)	8	None
Frederick P. Stratton, Jr. 777 East Wisconsin Avenue, Suite 1400 Milwaukee, WI 53202 Age: 66	Independent Director	Indefinite; Since May 2004	Retired; Chairman Emeritus, Briggs & Stratton Corporation, a manufacturing company, since 2003; Chairman of the Board, Briggs & Stratton Corporation (2001-2002); Chairman and CEO, Briggs & Stratton Corporation (1986-2001)	8
Director of Midwest Air Group, Inc., an airline company; Weyco Group, Inc., a men’s footwear distributor; Wisconsin Energy Corporation and its subsidiaries Wisconsin Electric Company and Wisconsin Gas Company

Interested Director
Name, Address and Age (as of 12/31/05)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

G. Frederick Kasten, Jr.* 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 66	Director and Chairman	Indefinite; Since September 2000	Retired; Chairman, the Advisor (January 2000-December 2005); Chairman and CEO, the Advisor (January 1998-January 2000); President, Chairman and CEO, the Advisor (June 1983-January 1998); President, the Advisor (January 1979-January 1983)	8	Director of Regal-Beloit Corporation, a manufacturing company

* Mr. Kasten is an “interested person” of the Company (as defined in the 1940 Act) because he serves as the Chairman of the Advisor.

Principal Officers
Name, Address and Age (as of 12/31/05)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Mary Ellen Stanek 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 49	President	Indefinite; Since September 2000
Managing Director, the Advisor, and Chief Investment Officer, Baird Advisors, a department of the Advisor, since March 2000; President and CEO, Firstar Investment Research & Management Company, LLC (“FIRMCO”) (November 1998-February 2000); President, Firstar Funds, Inc. (December 1998-March 2000); President and Chief Operating Officer, FIRMCO (March 1994-November 1998)

J. Bary Morgan 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 40	Senior Vice President	Indefinite; Since February 2003
Chief Investment Officer, Baird Investment Management, a department of the Advisor, since January 2004; Managing Director, the Advisor since January 2001; Director, Baird Investment Management (January 2001-January 2004); Senior Vice President, the Advisor (January 2000-January 2001); First Vice President, the Advisor (January 1996-January 2000)

Todd S. Nichol 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 43	Vice President and Chief Compliance Officer	Indefinite; Since August 2004
Chief Compliance Officer, the Advisor since October 2004; Assistant Compliance Director, the Advisor since August 2002; Senior Vice President, the Advisor since January 2005; First Vice President, the Advisor (January 2004-January 2005); Vice President, the Advisor (August 2002-January 2004); Vice President - Risk Management, BNY Clearing Services, LLC, a division of The Bank of New York (August 1995-August 2002)

Russell P. Schwei 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 46	Vice President	Indefinite; Since September 2000	Operations Director, the Advisor since July 1992; Managing Director, the Advisor since January 1997; Chief Financial Officer and Managing Director, the Advisor (February 1999-December 1999)
Leonard M. Rush 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 59	Treasurer	Indefinite; Since September 2000	Chief Financial Officer, the Advisor since January 2000
Charles M. Weber 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 42	Secretary	Indefinite; Since September 2005	Senior Vice President and Associate General Counsel, the Advisor since July 2005; Partner, Quarles & Brady LLP, a law firm (October 1998-June 2005)

Board Committees

The Board has two standing committees — an Audit Committee and a Nominating Committee. The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Company and meets at least semi-annually. During the fiscal year ended December 31, 2005, the Audit Committee met three times. The Independent Directors — John W. Feldt, George C. Kaiser and Frederick P. Stratton, Jr. — comprise the Audit Committee.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees to serve as Directors of the Company and meets as often as it deems necessary. During the fiscal year ended December 31, 2005, the Nominating Committee did not meet. The Independent Directors — John W. Feldt, George C. Kaiser and Frederick P. Stratton, Jr. — comprise the Nominating Committee. The Nominating Committee will consider properly qualified candidates for the Board submitted by shareholders. Shareholders who wish to recommend a Director nominee may do so by submitting the appropriate information about the candidate to the Company’s Secretary.

A Valuation Committee, which is not comprised of members of the Board, was established by the Board. The Valuation Committee is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are subsequently reported to the full Board. The Valuation Committee will meet as necessary when a price is not readily available. During the fiscal year ended December 31, 2005, the Valuation Committee met four times. Leonard M. Rush, Treasurer; Mary Ellen Stanek, President; Mark Roble, a Managing Director of the Advisor; Patrick S. Lawton, a Managing Director of the Advisor; Jay E. Schwister, Senior Vice President of the Advisor; Gary A. Elfe, Managing Director of the Advisor; and J. Bary Morgan, Managing Director of the Advisor, comprise the Valuation Committee.

Board Compensation

With respect to fiscal year ended December 31, 2005, each Independent Director received an aggregate annual fee of $14,000, plus $1,500 per Board meeting attended. In addition, each Independent Director is reimbursed by the Company for travel and other expenses incurred in connection with attendance at such meetings. Committee members do not receive compensation for committee meetings attended. Officers and directors of the Funds who are deemed “interested persons” of the Company or the Funds, as defined in the 1940 Act, receive no compensation or expense reimbursement from the Funds or the Advisor for serving in such capacity, except that the Advisor pays compensation to Todd S. Nichol for his services as Chief Compliance Officer of the Funds. Neither the Company nor the Funds maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Company or Fund expenses. For the fiscal period ended December 31, 2005, the Independent Directors received the following compensation:

Name	Aggregate Compensation From each Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Directors (1)
John W. Feldt	$0	$0	$0	$6,161
George C. Kaiser	$0	$0	$0	$6,161
Frederick P. Stratton, Jr.	$0	$0	$0	$6,161

(1) Compensation shown in the above table represents compensation paid directly by three of the series within the Fund Complex. During 2005, compensation received by the Independent Directors for overseeing eight series of the Company totaled $23,000 for John W. Feldt, $23,000 for George C. Kaiser and $23,000 for Frederick P. Stratton, Jr. Of the total amount paid to Independent Directors,
$50,517 was paid by the Advisor and the remainder was paid directly by three series of the Company as set forth above.

Board Interest in the Funds

As of December 31, 2005, the Directors beneficially owned the following amounts (by dollar range) in the Fund Complex (Note: the Directors only own the Institutional Class of shares):

Name of Director	Intermediate Bond Fund	Aggregate Bond Fund	Short-Term Bond Fund	Intermediate Municipal Bond Fund	Core Plus Bond Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in All Registered Investment Companies Overseen by Director in Family of Investment Companies(1)
John W. Feldt, Independent Director	None	None	None	None	None	Over $100,000
George C. Kaiser Independent Director	Over $100,000	None	None	None	None	Over $100,000
Frederick P. Stratton, Jr. Independent Director	Over $100,000	None	None	None	None	Over $100,000
G. Frederick Kasten, Jr. Interested Director and Chairman	None	None	None	Over $100,000	None	Over $100,000

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

The following persons owned of record or are known by the Funds to own beneficially 5% or more of the outstanding shares of one or both classes of shares of the Funds as of March 31, 2006:

Intermediate Bond Fund
Name and Address of Owner	Class of Shares	Number of Shares	Percent of Class	Percent of Fund
Wells Fargo Bank, NA FBO Hazelden Investment-Mutual Fund P.O. Box 1533 Minneapolis, MN 55480-1533	Institutional	2,019,571.535	8.36%	8.28%
SEI Private Trust Company 1 Freedom Valley Drive Oaks, PA 19456	Institutional	1,533,644.628	6.35%	6.29%
M&I Trust Company Attn: Mutual Funds 11270 W. Park Place, Suite 400 Milwaukee,WI 53224-3638	Institutional	1,424,762.304	5.90%	5.84%
Society of Surgical Oncology 85 W. Algonquin Rd #550 Arlington Heights, IL 60005-4460	Investor	25,061.438	11.16%	0.10%

Name and Address of Owner	Class of Shares	Number of Shares	Percent of Class	Percent of Fund
Stifel Nicolaus & Co. Inc Susan K. Wonnell Trust 501 N. Broadway Saint Louis, MO 63102-2131	Investor	20,857.762	9.29%	0.09%
Madeline Cerajewski TTEE Albin T. & Madeline Cerajewski REV Intervivos TR 203 Grant Ave. Clarendon Hills, IL 60514-1326	Investor	17,172.412	7.65%	0.07%
Stuart M. Krupnick & Rhoda J. Krupnick 1243 Park Plaza Dr. Columbus, OH 43212-2649	Investor	12,764.004	5.69%	0.05%
Georgene M. Maccracken 7900 94th Ave. Apt. 300D Pleasant Prarie, WI 53150-1970	Investor	11,603.038	5.17%	0.05%

Aggregate Bond Fund
Name and Address of Owner	Class of Shares	Number of Shares	Percent of Class	Percent of Fund
Capinco c/o U.S. Bank P.O. Box 1787 Milwaukee, WI 53201-1787	Institutional	4,640,739.562	19.95%	19.84%
U.S. Bank FBO MKE FDN Corporation Permanent Fund P.O. Box 1787 Milwaukee, WI 53201-1787	Institutional	2,357,004.711	10.13%	10.07%
U.S. Bank Trust R.W. Baird Pension Plan P.O. Box 1787 Milwaukee, WI 53201-1787	Institutional	2,003,610.808	8.61%	8.56%
Esor & Co. FBO Green Bay Packers/Baird Fixed P.O. Box 12800 Green Bay, WI 54307-2800	Institutional	1,919,764.647	8.25%	8.21%
Mitra & Co. c/o Marshall & Ilsley Trust Co. Attn: Mutual Funds 11270 W. Park Place, Suite 400 Milwaukee, WI 53224-3638	Institutional	1,737,638.653	7.47%	7.43%

Name and Address of Owner	Class of Shares	Number of Shares	Percent of Class	Percent of Fund
Hubb & Co. c/o Bankers Trust Co., NA 665 Locust Street Des Moines, IA 50309-2800	Institutional	1,359,700.930	5.84%	5.81%
NFS LLC FEBO Bank of America N.A. Anthem Health Plans Rabbi Trust P.O. Box 831575 Dallas, TX 75283-1575	Institutional	1,297,118.503	5.58%	5.54%
Strafe & Co. FAO Indian Community School of Milwaukee P.O. Box 160 Westerville, OH 43086-0160	Institutional	1,276,729.288	5.49%	5.46%
State Street Bank & Trust Co. Custodian FBO Milwaukee OBGYN 401k 801 Pennsylvania Avenue Kansas City, MO 64105-1307	Institutional	43,782.393	33.89%	0.19%
State Street Bank & Trust Co. TTEEFBO Sprinkmann Sons Corp. PSP 801 Pennsylvania Avenue Kansas City, MO 64105-1307	Institutional	36,667.941	29.93%	0.17%
Tim Griffin & Michael Fletcher TTEES Lawyer Title of Cinti Inc. EMP PSP 3500 Red Bank Rd. Cincinnati, OH 45227-4111	Investor	12,990.093	10.05%	0.06%
James E. Burgess 14 W. Mifflin St. Suite 304A Madison, WI 53703-2576	Investor	11,558.504	8.95%	0.05%

Short-Term Bond Fund
Name and Address of Owner	Class of Shares	Number of Shares	Percent of Class	Percent of Fund
Mitra & Co. c/o Marshall & Ilsley Trust Co. Attn: Mutual Funds 11270 W. Park Place, Suite 400 Milwaukee, WI 53224-3638	Institutional	1,589,663.620	13.61%	13.61%

Intermediate Municipal Bond Fund
Name and Address of Owner	Class of Shares	Number of Shares	Percent of Class	Percent of Fund
NFS LLC FEBO William J. Hay Descendants Trust Private Trust Co. TTEE 2401 Patriot Lane Oshkosh, WI 54904-6924	Institutional	635,091.536	10.21%	9.99%
Maril & Co. c/o M&I Trust Company N.A. Attn: Mutual Funds 11250 W. Park Place Suite 400 Milwaukee, WI 53224-3638	Institutional	424,907.850	6.83%	6.68%
George F. Kasten, Jr. P.O. Box 672 Milwaukee, WI 53201-0672	Institutional	365,023.470	5.87%	5.74%
Samuel J. Recht & Steven Mahler TTEE c/o Quarles & Brady LLP Herbert P. Mahler Revocable Trust 411 E. Wisconsin Ave. Suite 2040 Milwaukee, WI 53202-4426	Institutional	362,459.856	5.82%	5.70%
Barbara R. Ostrow Trustee 800 Deerfield Road #205 Highland Park, IL 60035-3548	Investor	11,643.165	8.67%	0.18%
Timothy J. Bower & Mary C. Bower 2307 E. Newberry Blvd. Milwaukee WI 53211-3763	Investor	11,391.342	8.48%	0.18%
Frederick A. Stitch & Shelley W. Stitch TTEE Frederick & Shelley W. Stitch Joint Revocable Trust 5511 30 Street South Wisconsin Rapids, WI 54494-7411	Investor	11,275.118	8.40%	0.18%
National Financial Services LLC FEBO Charles J. Jarvis Cynthia N. Jarvis P.O. Box 228 Tomahawk, WI 54487-0228	Investor	10,861.891	8.09%	0.17%
Molly H. Abrohams 2506 N. Terrace Ave. Milwaukee, WI 53211-3820	Investor	9,965.974	7.42%	0.16%
Ben Abrohams 2506 N. Terrace Ave. Milwaukee, WI 53211-3820	Investor	9,965.974	7.42%	0.16%

Name and Address of Owner	Class of Shares	Number of Shares	Percent of Class	Percent of Fund
Larry P. Gries & Anneliese Gries 4801 Cullen Rd. Fenton, MI 48430-9214	Investor	9,093.023	6.77%	0.14%
National Financial Services Corp. FEBO Martin L. & Susan R. Cramer 914 S. Westfield St. Oshkosh, WI 54902-6141	Investor	7,652.188	5.70%	0.12%
Charles A. Ritter Trustee Chares A. Ritter Trust 1317 Franklin Blvd. Ann Arbor, MI 48103-5802	Investor	6,849.315	5.10%	0.11%
Bernice A. Krestinger Trustee Bernice A. Krestinger Trust 561 N. Marshall Ave. Marshall, MI 49068-1275	Investor	6,830.601	5.09%	0.11%

Core Plus Bond Fund
Name and Address of Owner	Class of Shares	Number of Shares	Percent of Class	Percent of Fund
Band & Co c/o U.S. Bank P.O. Box 1787 Milwaukee, WI 53201-1787	Institutional	828,353.616	28.29%	27.99%
Associated Trust Co., NA FBO Reinhart, Boerner, Van Deuren S.C. Retirement Income Plan P.O. Box 22037 Green Bay, WI 54305-2037	Institutional	566,779.363	19.36%	19.15%
State Street Bank Custodian Robert W. Baird & Co. Inc. 805 Pennsylvania Avenue Kansas City, MO 64105-1307	Institutional	382,058.282	13.05%	12.91%
National Financial Services LLC FEBO US Bank National Association TTEE Milwaukee Transport Services Inc. 4000 W. Broadway Ave. Robbinsdale, MN 55422-12212	Institutional	295,072.910	10.08%	9.97%
Gary Allan Elfe P.O. Box 672 Milwaukee, WI 53201-0672	Institutional	247,745.848	8.46%	8.37%

Name and Address of Owner	Class of Shares	Number of Shares	Percent of Class	Percent of Fund
Associated Trust Co. N.A. FBO Reinhart, Boerner, Van Deuren SC 401K PS PL P.O. Box 22037 Green Bay, WI 54305-2037	Institutional	231,711.708	7.91%	7.83%
Vincent R. Tranchita Trust Vincent R. Tranchita Survivor Trust 1203 E. Dewey P.O. Box 165 Cassville, WI 53806-0165	Institutional	148,746.059	5.08%	5.03%
David L. Hoffmann & Dolores Y. Hoffman Co-TTEES David L. & Dolores Y. Hoffman Trust W326 N7030 Northlake Dr. Hartland, WI 53029-8543	Investor	7,793.411	24.14%	0.26%
Darlene S. Krear TTEE Darlene Sorenson Revocable Trust 632 Hickory Rd. Hudson, WI 54016-1837	Investor	3,444.071	10.67%	0.12%
Robert W. Baird & Co. Inc. Trustee FBO William Pattinson IRA RR2 Lakefield Ontario, Canada K0L2H0	Investor	2,461.728	7.62%	0.08%
Stephen E. Robbins Trust Milwaukee Spinal Specialists SC Employees Pension Trust 2015 E. Newport Ave. Milwaukee, WI 53211-2984	Investor	2,452.164	7.60%	0.08%
Robert W. Baird & Co. Inc. Trustee FBO Gregory M. Farnham IRA N5036 Saint Helena Rd. Juneau, WI 53039-9636	Investor	2,419.531	7.49%	0.08%
First Trust, NA Trustee FBO Daryl C. Fowler IRA Rollover 9823 Cliffside Drive Irving, TX 75063-5039	Investor	2,305.106	7.14%	0.08%
Keith Monsell Newton 376 AEW/EOSS APO, AE 09353	Investor	2,087.454	6.47%	0.07%

Name and Address of Owner	Class of Shares	Number of Shares	Percent of Class	Percent of Fund
Robert W. Baird & Co. Inc. TTEE FBO Nicholas J. Chaconas IRA 3483 Surrey Dr. Saline, MI 48176-9571	Investor	1,947.420	6.03%	0.07%
U.S. Bank, NA Custodian Mary C. Warren IRA 12140 W. Woodland Avenue Wauwatosa, WI 53226-2962	Investor	1,817.464	5.63%	0.06%

Any person that beneficially owns more than 25% of the outstanding shares of a Fund or a Class may be considered a “controlling person” of such Fund or Class. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Funds.

As of March 31, 2006, the officers and Directors of the Company did not own any Investor Class shares of any Fund and owned less than 1% of the outstanding Institutional Class shares of the Intermediate Bond, Aggregate Bond, Core Plus Bond and Short-Term Bond Funds. As of March 31, 2006, officers and Directors of the Company as a group owned 6.27% of the Intermediate Municipal Bond Fund’s Institutional Class of shares.

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Board, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for each Fund.

Fixed income securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be in the Fund’s interests.

Equity securities are generally bought and sold in brokerage transactions placed on U.S. stock exchanges or in the over-the-counter market in exchange for negotiated brokerage commissions. Accordingly, the cost of transactions may vary among different brokers. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere.

The Investment Advisory Agreement (the “Agreement”) between the Company and the Advisor provides that, in executing portfolio transactions and selecting brokers or dealers, the Advisor will seek to obtain the most favorable prices and at reasonable commission rates. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. In addition, as permitted by Section 28(e) of the Securities and Exchange Act of 1934, the Agreement authorizes the Advisor to cause the Funds to pay a broker/dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker/dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker/dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Funds. The commissions used to pay for brokerage and research services are commonly referred to as “soft dollars.” Such research services might consist of reports, analyses and statistics relating to specific companies, industries or sectors, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews evaluations, analyses and data regarding the stock, bond and government securities markets and the economy, i.e. factors and trends. The research services may be proprietary research offered by the broker or dealer executing a trade or research offered by third parties through the executing broker or dealer. The research services purchased through the use of soft dollars provides lawful and appropriate assistance to the Advisor in the performance of its investment decision-making responsibilities. There are no directed brokerage arrangements involving the use of commissions for the Funds in exchange for research services. In considering dealers through which the Advisor will buy or sell fixed income securities for the Funds, the Advisor will select the dealers that provide the best price and execution. However, the Advisor may place a trade for a fixed income security with a dealer that provides research services to the Advisor so long as the price to be paid by the dealer is not worse than prices provided by other dealers for the same security.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to it by the Funds. The Board will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. Research services furnished by firms through which a Fund effects its securities transactions may be used by the Advisor in servicing all of its accounts; not all of such services may be used by the Advisor in connection with the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account(s).

Brokerage may not be allocated based on the sale of Fund shares. The Board, including a majority of the Independent Directors, has adopted policies and procedures designed to ensure that the selection of brokers is not influenced by considerations about the sale of Fund shares.

Portfolio securities will not be purchased from or sold to (and savings deposits will not be made in and repurchase and reverse repurchase agreements will not be entered into with) the Advisor, or an affiliated person of the Advisor (as such term is defined in the 1940 Act), acting as principal.  However, pursuant to SEC rules, the Funds may engage the Advisor or an affiliate of the Advisor to act as broker in connection with purchases or sales of portfolio securities effected on an agency basis. To date, the Funds have not done so. The Funds will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor or an affiliated person is a member, except to the extent permitted by the SEC.

The Advisor manages numerous accounts in addition to the Funds and many of those accounts hold and invest in the same securities as the Funds. The Advisor allocates investment opportunities across the Funds and its other similarly managed accounts in a fair and equitable manner, with no account(s) being favored over others. In making investment allocations, the Advisor considers the clients’ investment goals and restrictions, uninvested cash, sector and issuer diversification, anticipated cash flows, risk tolerances, portfolio size and other relevant factors. The Funds generally do not invest in initial public offerings of equity securities, so allocations of new issues are usually not required.

The Advisor may, when appropriate, aggregate purchases or sales of securities and allocate such trades among multiple client accounts, including the Funds. The Advisor will aggregate orders when it believes it will be advantageous to do so, such as the possibility of obtaining more favorable execution and prices. However, in some instances, bunching an order for a Fund with orders for other client accounts may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund because the Fund’s order is being shared with other accounts. Aggregated orders that can only be partially filled will typically be allocated on a pro rata basis, subject to de minimis requirements. Each account participating in an aggregated order will receive the same average price.

For the fiscal periods ended December 31, 2005, 2004 and 2003, excluding undisclosed dealer commissions or mark-up/downs, the Funds did not pay any brokerage commissions. If such undisclosed dealer commissions or mark-up/downs were included, the Funds’ brokerage commissions would be higher.

Unless otherwise noted below, during the fiscal year ended December 31, 2005, the Funds did not acquire securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act):

Fund	Regular Broker or Dealer (or Parent) Issuer	Value of Securities Owned (as of 12/31/05)
Intermediate Bond Fund	Countrywide Financial Corporation	$9,310,439
	Citigroup Inc.	$5,297,591
	Bank of America Corporation	$2,697,161
	Lehman Brothers Holdings Inc.	$1,456,191
	Credit Suisse First Boston LLC	$944,768
	Merrill Lynch & Co., Inc.	$740,662
	The Goldman Sachs Group	$711,545
	J.P. Morgan Chase & Co.	$538,803
	Deutsche Bank Alex. Brown	$1,364,693

Aggregate Bond Fund	Countrywide Financial Corporation	$11,770,203
	Bank of America Corporation	$9,023,059
	Credit Suisse First Boston LLC	$2,919,482
	Citigroup Inc.	$1,957,654
	The Goldman Sachs Group	$1,054,081
	The Bear Stearns Companies Inc.	$453,974
	Deutsche Bank Alex. Brown	$363,246

Short-Term Bond Fund	Countrywide Financial Corporation	$4,012,653
	CitiGroup Inc.	$3,032,063
	Bank of America Corporation	$1,319,889
	Deutsche Bank Alex. Brown	$991,501
	Lehman Brothers Holdings Inc.	$598,107
	Credit Suisse First Boston LLC	$554,865
	JP Morgan Chase & Co.	$205,694
	Merrill Lynch & Co., Inc.	$183,994

Core Plus Bond Fund	Bank of America Corporation	$256,490
	Deutsche Bank Alex. Brown	$127,187
	Countrywide Financial Corporation	$103,117
	The Bear Stearns Companies Inc.	$100,883

INVESTMENT ADVISORY AND OTHER SERVICES

Advisory Services

Pursuant to an Investment Advisory Agreement dated September 29, 2000, as amended (the “Advisory Agreement”), Robert W. Baird & Co. Incorporated, 777 East Wisconsin Avenue, Milwaukee, WI 53202 (the “Advisor”), furnishes continuous investment advisory services and management to the Funds. The Advisor is an investment advisory and brokerage firm formed in the State of Wisconsin on December 29, 1919.

Baird Financial Corporation, a holding company, in combination with employees of the Advisor, owns substantially all of the outstanding stock of the Advisor. Baird Holding Company, in combination with employees of the Advisor, owns substantially all of the outstanding stock of Baird Financial Corporation. Employees of the Advisor own substantially all of the outstanding stock of Baird Holding Company.

The Advisory Agreement had an initial term of two years and is thereafter required to be approved annually (a) by the vote of a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on such approval, and (b) either by the full Board of the Company or by the vote of the shareholders. The Advisory Agreement with respect to all Funds was most recently approved by the Independent Directors on August 15, 2005. The Advisory Agreement terminates in the event of assignment and generally may be terminated by either party if certain conditions are met, without penalty, on a 60-day notice. The Advisory Agreement will continue in effect, unless sooner terminated, for successive one-year periods so long as it is approved annually. In the Advisory Agreement, the Advisor has agreed to pay all expenses incurred by it in connection with its advisory activities. These expenses do not include the cost of securities and other investments purchased or sold for a Fund and do not include brokerage commissions and any other transaction charges. Brokerage commissions and other transaction charges are included in the cost basis of the securities and other investments.

As compensation for its advisory services under the Advisory Agreement, the Funds pay to the Advisor a monthly management fee at the annual rate of 0.25% of the average daily net asset value of the applicable Fund. From time to time, the Advisor may voluntarily waive all or a portion of its management fee for a Fund. For the fiscal periods ended December 31, 2005, 2004 and 2003, the Funds paid the Advisor the following fees under the Advisory Agreement:

	2005	2004	2003
Intermediate Bond Fund	$544,767	$420,661	$366,500
Aggregate Bond Fund	$370,489	$261,616	$216,596
Intermediate Municipal Bond Fund	$119,102	$92,247	$ 78,471
Core Plus Bond Fund	$81,034	$85,160	$119,085
Short-Term Bond	$166,443	$23,406(1)	N/A
____________
(1)  The fees paid by the Short-Term Bond Fund are for the period from August 31, 2004, the date on which the Fund began operations, to December 31, 2004.

The Advisor did not waive any portion of its management fee during the last three fiscal periods.

In addition to the Advisory Agreement, the Company, on behalf of the Funds, has entered into an Administration Agreement with the Advisor. Under the Administration Agreement, the Advisor renders all administrative and supervisory services to the applicable Fund. The Advisor oversees the maintenance of all books and records with respect to the Fund’s securities transactions and the Fund’s book of accounts in accordance with all applicable federal and state laws and regulations. The Advisor also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a-1 under the 1940 Act. The Advisor is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations. The Advisor has delegated some of its administrative and other responsibilities to U.S. Bancorp Fund Services, LLC (“USBFS”) and is responsible for paying all fees and expenses of USBFS. Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund, excluding borrowing costs (such as interest and dividend expenses on securities sold short) and extraordinary or non-recurring expenses. Each Fund also pays expenses which it is authorized to pay pursuant to Rule 12b-1 under the 1940 Act.

Pursuant to the Administration Agreement, the Advisor receives a fee that is paid monthly at an annual rate of 0.05% of the applicable Fund’s average daily net assets. For the fiscal periods ended December 31, 2005, 2004, and 2003, the Funds paid the following administration fees to the Advisor under the Administration Agreement:

	2005	2004	2003
Intermediate Bond Fund	$108,953	$84,132	$73,300
Aggregate Bond Fund	$74,097	$52,324	$43,319
Intermediate Municipal Bond Fund	$23,820	$18,449	$15,694
Core Plus Bond Fund	$16,207	$17,032	$23,817
Short-Term Bond Fund	$33,288	$4,681(1)	N/A
_______________
(1)  The fees paid by the Short-Term Bond Fund are for the period from August 31, 2004, the date on which the Fund began operations, to December 31, 2004.

The Advisor may act as an investment advisor and administrator to other persons, firms, or corporations (including investment companies), and may have numerous advisory clients in addition to the Funds.

Proxy Voting Policies

The Funds generally do not vote proxies because they invest in bonds and other fixed income securities which are not entitled to vote. In the event a Fund invests in voting securities, the Board has adopted proxy voting policies and procedures that delegate the authority to vote proxies to the Advisor, subject to the supervision of the Board. The Board has also authorized the Advisor to retain a third party proxy voting service, such as Institutional Shareholder Services (“ISS”), to provide recommendations on proxy votes. The Advisor’s proxy voting policies and procedures provide that the Advisor will typically vote proxies in accordance with the recommendations made by ISS, and in the best interest of clients and Fund shareholders. However, because ISS guidelines do not address all potential voting issues and do not necessarily correspond to the Advisor’s opinions, there may be instances where the Advisor may not vote strictly according to the ISS guidelines. In such a case, the Advisor submits the matter to its proxy voting committee.

In situations where the Advisor’s interests conflict, or appear to conflict, with client interests, the proxy voting committee will take one of the following steps to resolve the conflict:

•	Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as ISS;

•	Vote the securities in accordance with the best interest of clients, as determined in good faith by the committee, without consideration of any benefit to the Advisor or its affiliates; or

•
If the securities are held by a Fund, disclose the conflict to the Fund’s Board and obtain the Fund’s direction as to how to vote the proxies (which shall be determined by a majority of the Independent Directors).

Each Fund’s proxy voting record for the most recent 12-month period ended June 30, if applicable, is available without charge, either upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at http://www.bairdfunds.com, or both; and by accessing the SEC’s website at http://www.sec.gov.

Code of Ethics

The Company, the Advisor and the Distributor have adopted a joint written Code of Ethics under Rule 17j-1 of the 1940 Act. The Code of Ethics governs the personal securities transactions of directors, officers, managers, members, and employees who may have access to current trading information of the Funds. The Code of Ethics permits such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Funds, subject to certain restrictions. The Code of Ethics includes pre-clearance, reporting and other procedures to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Funds.

Fund Sub-Administration

Pursuant to a Sub-Administration Agreement between USBFS and the Advisor, USBFS provides administrative personnel and services (including blue-sky services) to the Company and the Funds. Administrative services include, but are not limited to, providing equipment, telephone facilities, various personnel, including clerical and supervisory, and computers as is necessary or beneficial to provide compliance services to the Funds and the Company. All fees and expenses due to USBFS under the Sub-Administration Agreement are paid by the Advisor, not the Funds.

Financial Intermediaries

From time to time, the Advisor or Distributor may pay, directly or indirectly, amounts to financial intermediaries that provide transfer-agent type and/or other administrative services relating to the Funds to their customers or other persons who beneficially own interests in the Funds, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, transfer agent-type services, answering inquiries relating to the Funds, transmitting, on behalf of the Funds, proxy statements, annual reports, updated prospectuses and other communications regarding the Funds, and related services as the Funds or the intermediaries’ customers or such other persons may reasonably request.

Custodian

U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio, 45202, serves as custodian of the Funds’ assets. Under the Custody Agreement, U.S. Bank, N.A. has agreed to (i) maintain separate accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of a Fund’s portfolio investments; (iv) respond to correspondence from shareholders, security brokers and others relating to its duties; and (v) make periodic reports to the Company concerning the Funds’ operations. U.S. Bank, N.A. may, at its own expense, open and maintain a custody account or accounts on behalf of the Funds with other banks or trust companies, provided that U.S. Bank, N.A. shall remain liable for the performance of all of its duties under the Custody Agreement notwithstanding any delegation. U.S. Bank, N.A. and USBFS are affiliates.

Transfer Agent

USBFS, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent and dividend disbursing agent for the Funds under a Transfer Agent Servicing Agreement. As transfer and dividend disbursing agent, USBFS has agreed to (i) issue and redeem shares of the Funds; (ii) make dividend payments and other distributions to shareholders of the Funds; (iii) respond to correspondence by Fund shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Funds.

Fund Accounting

In addition, the Funds have entered into a Fund Accounting Servicing Agreement (the “Accounting Agreement”) with USBFS pursuant to which USBFS has agreed to maintain the financial accounts and records of the Funds in compliance with the 1940 Act and to provide other accounting services to the Funds. For the fiscal periods ended December 31, 2005, 2004 and 2003, USBFS did not receive any fees from the Funds under the Accounting Agreement because USBFS was paid for its services by the Advisor pursuant to the Sub-Administration Agreement between USBFS and the Advisor, as described under “Fund Administration,” above.

PORTFOLIO MANAGERS

Other Accounts Managed by Portfolio Managers of the Funds

As described in the Prospectus under “The Investment Management Team,” each portfolio manager listed below is jointly responsible for the day-to-day management of each Fund and is jointly responsible for the day-to-day management of the other accounts set forth in the following table. None of the Advisor’s mutual fund clients pays a performance-based fee to the Advisor. None of the portfolio managers manages any pooled investment vehicles other than the Funds and the investment companies listed below.

Other Accounts Managed by the Portfolio Managers(1)
	Other Registered Investment Companies			Other Accounts Managed by Portfolio Manager
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number with Performance -Based Fees	Total Assets of Accounts with Performance-Based Fees
Mary Ellen Stanek	2	$20,065,000	115	$8,622,702,000	1	$428,822,000
Gary A. Elfe	2	$20,065,000	115	$8,622,702,000	1	$428,822,000
Charles B. Groeschell	2	$20,065,000	115	$8,622,702,000	1	$428,822,000
Warren D. Pierson	2	$20,065,000	115	$8,622,702,000	1	$428,822,000
Daniel A. Tranchita	2	$20,065,000	115	$8,622,702,000	1	$428,822,000
M. Sharon deGuzman	2	$20,065,000	115	$8,622,702,000	1	$428,822,000
_______________________
(1) As of December 31, 2005.

The Advisor and its individual portfolio managers advise multiple accounts for numerous clients. In addition to the Funds, these accounts may include other mutual funds managed on a subadvisory basis, separate accounts, collective trusts, and a portion of a state 529 education savings plan portfolio. The Advisor manages potential conflicts of interest between a Fund and other types of accounts through trade allocation policies and oversight by the Advisor’s investment management departments and compliance department. Allocation policies are designed to address potential conflicts of interest in situations where two or more Funds and/or other accounts participate in investment transactions involving the same securities.

Compensation of Portfolio Managers

The Advisor compensates portfolio managers with a base salary and an annual incentive bonus. A portfolio manager’s base salary is generally a fixed amount based on level of experience and responsibilities. A portfolio manager’s bonus is determined primarily by pre-tax investment performance of the accounts, including the Funds and the revenues and overall profitability of the Advisor. Performance is measured relative to the appropriate benchmark’s long and short-term performance, measured on a one, three and five year basis, as applicable, with greater weight given to long-term performance. Portfolio managers may own and may be offered an opportunity to purchase or sell common stock in the Advisor, Baird Holding Company or Baird Financial Corporation. Portfolio managers may also own and may be offered an opportunity to purchase or sell shares in private equity offerings sponsored by the Advisor.

Ownership of Fund Shares by Portfolio Managers

As of December 31, 2005, the portfolio managers beneficially owned the following amounts (by dollar range) in the Funds:

Portfolio Manager	Intermediate Bond Fund	Aggregate Bond Fund	Short-Term Bond Fund	Intermediate Municipal Bond Fund	Core Plus Bond Fund
Mary Ellen Stanek	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$100,001-$500,000	$100,001-$500,000

Gary A. Elfe	$10,001-$50,000	$1-$10,000	none	none	over $1,000,000

Charles B. Groeschell	$50,001-$100,000	none	none	none	$1-$10,000

Warren D. Pierson	none	none	$1-$10,000	none	$10,001-$50,000

Daniel A. Tranchita	$1-$10,000	$50,001-$100,000	none	none	$10,001-$50,000

M. Sharon deGuzman	$10,001-$50,000	none	none	none	$10,001-$50,000

The above ownership information relates only to the Institutional Class of shares.

DISTRIBUTOR

Robert W. Baird & Co. Incorporated also serves as the principal distributor for shares of the Funds pursuant to a Distribution Agreement with the Company dated September 26, 2000, as amended (the “Distribution Agreement”). The Distributor is registered as a broker/dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the National Association of Securities Dealers, Inc. (the “NASD”). The offering of the Funds’ shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds’ shares. As compensation for its services under the Distribution Agreement, the Distributor may retain all or a portion of the Rule 12b-1 fees payable under the Distribution and Shareholder Servicing Plan, discussed below.

During the fiscal year ended December 31, 2005, the Distributor did not receive any net underwriting discounts or commissions on the sale of Fund shares, any compensation on the redemptions or repurchases of Fund shares, or any brokerage commissions from the Funds. The Distributor retained a portion of the Rule 12b-1 fees, as described below.

DISTRIBUTION PLAN

The Funds have adopted a Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by a Fund in connection with the distribution of Investor Class shares at an annual rate of 0.25% of the Fund’s average daily net asset value. Payments may be made by a Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Fund, as determined by the Board. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; and production and dissemination of prospectuses and sales and marketing materials. To the extent any activity is one which a Fund may finance without the Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. The Plan is a “compensation plan” which means that payments under the Plan are based upon a percentage of average daily net assets attributable to the Investor Class regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Plan increases the Investor Class’ expenses from what they would otherwise be. A Fund may engage in joint distribution activities with other Baird Funds and to the extent the expenses are not allocated to a specific Fund, expenses will be allocated based on the Fund’s net assets.

Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board, including a majority of the Independent Directors, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Directors, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

Amounts Expensed Under the Plan

For the fiscal period ended December 31, 2005, the following amounts were paid by the Funds (other than the Short-Term Bond Fund, which is not currently offering Investor Class shares for sale) pursuant to the Plan:

Fund	12b-1 Payments Paid
Intermediate Bond Fund	$7,415
Aggregate Bond Fund	$2,467
Intermediate Municipal Bond Fund	$6,704
Core Plus Bond Fund	$767

Of these amounts, payments were made for the following activities:

Fund	Advertising and Marketing	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel
Intermediate Bond Fund	$0	$0	$423	$6,992	$0
Aggregate Bond Fund	$0	$0	$237	$2,230	$0
Intermediate Municipal Bond Fund	$0	$0	$74	$6,630	$0
Core Plus Bond Fund	$0	$0	$18	$749	$0

Interests of Certain Persons

With the exception of the Advisor, in its capacity as the Funds’ investment advisor and principal underwriter of Fund shares, no “interested person” of a Fund, as defined in the 1940 Act, and no director of the Company who is not an “interested person” has or had a direct or indirect financial interest in the Plan or any related agreement.

Anticipated Benefits to the Funds

The continuation of the Plan is approved annually by the Board, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Funds and have no direct or indirect financial interest in the Plan or any related agreements. The Board has determined that the Plan is likely to benefit Investor Class shares by providing an incentive for brokers, dealers and other financial intermediaries to engage in sales and marketing efforts on behalf of the Funds and to provide enhanced services to Investor Class shareholders. The Board also determined that the Plan was important to the continued viability of the Investor Class because it is intended to increase assets under management, which in turn should result in certain economies of scale.

Revenue Sharing Payments

The Advisor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to broker-dealers and other financial intermediaries who market and sell shares of the Funds and/or who provide various administrative, sub-accounting and shareholder services. This practice is known as “revenue sharing.” These payments, if made, would be in addition to the 12b-1 fees payable out of Fund assets to firms that sell Investor Class shares. The revenue sharing payments may specifically be made in connection with the inclusion of the Funds in certain programs offered by broker-dealers or other financial intermediaries, invitations to conferences and seminars held or sponsored by those firms, access to branch offices and sales representatives of those firms and opportunities to make presentations and provide information to them. Revenue sharing payments may be structured as a flat fee, a percentage of net sales, a percentage of net assets or a combination thereof. The Advisor does not currently have any revenue sharing agreements, except that it pays a portion of the fee imposed by Charles Schwab for the inclusion of the Funds on Schwab’s mutual fund trading platforms.

The Advisor may also pay cash or non-cash compensation to sales representatives of broker-dealers and other financial intermediaries in the form of occasional gift, meals and entertainment, and pay for exhibit space or sponsorships at regional or national events of broker-dealers and other financial intermediaries.

Referral Program

As indicated in the Prospectus, the Advisor has a referral program under which it may pay compensation to such sales personnel, broker-dealers and other financial intermediaries as the Advisor may determine for their efforts in selling Institutional Class shares. Such compensation will not exceed 0.0625% per year of the value of the Institutional Class share accounts for which the sales personnel, broker-dealer or other financial intermediary is responsible.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by broker-dealers and financial intermediaries may provide them and/or their sales personnel with an incentive to favor sales of shares of the Funds and other mutual funds whose affiliates offer similar compensation over the sale of shares of mutual funds that do not make such payments.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds do not provide or permit others to provide information about the Funds’ portfolio holdings to any third party on a selective basis, except as permitted by the Company’s policy regarding disclosure of portfolio holdings (the “Disclosure Policy”). Pursuant to the Disclosure Policy, the Company may disclose information about the Funds’ portfolio holdings only in the following circumstances.

•
Each Fund discloses its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and six-month period. In addition, the Company discloses the portfolio holdings of each Fund as of the end of the first and third fiscal quarters by filing Form N-Q with the SEC and as of the end of the second and fourth fiscal quarters by filing Form N-CSR with the SEC.

•	The Funds’ full portfolio holdings as of quarter-end are posted on the Company’s website no earlier than fifteen calendar days after quarter-end.

In limited circumstances, for the business purposes described below, the Funds’ portfolio holdings may be disclosed to, or known by, certain third parties in advance of being filed with the SEC.

•
The Advisor may disclose Fund portfolio holdings to the Funds’ service providers (administrator, fund accountant, custodian and transfer agent) in connection with the fulfillment of their duties to the Funds. These service providers are required by contract with the Funds to keep such information confidential and not use it for any purpose other than the purpose for which the information was disclosed.

•
The Advisor may disclose Fund portfolio holdings to persons who owe a fiduciary duty or other duty of trust or confidence to the Funds, such as the Funds’ legal counsel and independent registered public accounting firm.

•
Disclosure of portfolio holdings as of a particular month-end may be made in response to inquiries from consultants, prospective clients or other persons, provided that the recipient signs a confidentiality agreement prohibiting disclosure and misuse of the holdings information.

•	The Funds’ portfolio holdings as of each quarter-end are disclosed to the rating agencies listed below generally no earlier than fifteen calendar days after quarter-end:

Morningstar, Inc.
Lipper, Inc.
Standard & Poor’s Ratings Group
Bloomberg, L.P.
Thomson Financial Services
Interactive Data Corporation
Vickers Stock Research Corporation
CapitalBridge

The Funds do not currently have a confidentiality agreement in place with the above rating agencies. Therefore, in the event such third parties receive holdings information prior to public disclosure, there is a risk that they could attempt to use that information to trade ahead of or against the Fund, which could adversely affect the prices the Fund is able to obtain on securities transactions.

The Company is prohibited from entering into any other arrangements with third parties to disclose information regarding the Funds’ portfolio securities without (1) prior approval of the Advisor’s legal and compliance departments; and (2) the execution of a confidentiality agreement by the third parties. No compensation or other consideration may be received by the Funds or the Advisor in connection with the disclosure of portfolio holdings in accordance with this policy.

The Board has delegated to the Chief Compliance Officer of the Company (the “CCO”) the responsibility to monitor the foregoing policy and to address any violations thereof. The CCO reports to the Board and the Board reviews any disclosures of Fund portfolio holdings outside of the permitted disclosures described above on a quarterly basis to ensure that disclosure of information about portfolio holdings is in the best interest of Fund shareholders and to address any conflicts between the interests of Fund shareholders and those of the Advisor or any other Fund affiliate.

ANTI-MONEY LAUNDERING PROGRAM

The Company has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, the designation of an anti-money laundering compliance officer, an ongoing training program, an independent audit function to determine the effectiveness of the Program and a customer identification program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and transfer agent have established proper anti-money laundering procedures that require the reporting of suspicious and/or fraudulent activity, verifying the identity of the new shareholders, checking shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and undertaking a complete and thorough review of all new account applications. The Company will not transact business with any person or entity whose identity cannot be adequately verified.

Pursuant to the USA PATRIOT Act and the Program, a Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or a Fund may be required to transfer the account or proceeds of the account to a governmental agency.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

Grant Thornton LLP, 175 West Jackson Boulevard, 20th Floor, Chicago, Illinois, 60604, has been selected as the independent accountants of the Company. As such, it is responsible for auditing the financial statements of the Funds.

The following audited financial statements for the Funds are incorporated herein by reference to the Funds’ Annual Report for the period ended December 31, 2005:

•	Schedules of Investments
•	Statements of Assets and Liabilities
•	Statements of Operations
•	Statements of Changes in Net Assets
•	Financial Highlights
•	Notes to Financial Statements
•	Report of Independent Registered Public Accounting Firm

COUNSEL

Godfrey & Kahn, S.C., 780 N. Water Street, Milwaukee, Wisconsin 53202, serves as counsel to the Company and has passed upon the legality of the shares offered by the Funds.

PERFORMANCE

From time to time, the yield and total return of Investor Class shares and Institutional Class shares of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders. Performance information is generally available by calling the Funds (toll-free) at 1-866-44BAIRD.

BAIRD FUNDS, INC.
Statement of Additional Information

Baird LargeCap Fund
Baird MidCap Fund
Baird SmallCap Fund

May 1, 2006

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus dated May 1, 2006 of the Baird LargeCap Fund, the Baird MidCap Fund and the Baird SmallCap Fund (each a “Fund” and collectively the “Funds”). Each Fund is a series of Baird Funds, Inc. (the “Company”). This SAI contains additional information about principal strategies and risks already described in the Prospectus, as well as descriptions of non-principal strategies not described in the Prospectus. Copies of the Funds’ Prospectus may be obtained by writing the Funds at 615 East Michigan Street, P.O. Box 701, Milwaukee, WI 53201-0701 or by calling (toll-free) 1-866-44BAIRD. You should read this SAI together with the Prospectus and retain it for further reference.

The Funds’ audited financial statements for the period ended December 31, 2005 are incorporated herein by reference to the Funds’ 2005 Annual Report. A copy of the Annual Report may be obtained without charge by calling the Funds (toll-free) at 1-866-44BAIRD.

B-2

BAIRD FUNDS, INC.

The Company is an open-end, diversified management investment company. Each Fund is a series of common stock of the Company, a Wisconsin corporation that was incorporated on June 9, 2000. The Company is authorized to issue shares of common stock in series and classes. Each series of the Company is currently divided into two classes, an Investor Class and an Institutional Class. The Company also offers fixed income funds that are described in a separate Prospectus and SAI.

INVESTMENT STRATEGIES AND RISKS

General Information Regarding the Funds

Robert W. Baird & Co. Incorporated (the “Advisor”) may purchase for the Funds common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants, options and stock purchase rights (“equity securities”). The Advisor may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate.

Ratings. The ratings of Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings (“Fitch”) and other nationally recognized statistical rating organizations represent their opinions as to the quality of debt securities. Investment grade securities are securities that are of medium to high-quality and are rated in any of the four highest categories by at least one nationally recognized statistical rating organization (e.g., BBB or above by S&P, BBB or above by Fitch or Baa or above by Moody’s). It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield.

The payment of principal and interest on most debt securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. An issuer’s obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Advisor will consider such an event in determining whether a Fund should continue to hold the security.

Securities Lending. The Funds may lend their portfolio securities to unaffiliated domestic broker/dealers and other institutional investors pursuant to agreements requiring that the loans be secured by collateral equal in value to at least the market value of the securities loaned in order to increase return on portfolio securities. During the term of such arrangements, a Fund will maintain such value by the daily marking-to-market of the collateral. Collateral for such loans may include cash, securities of the U.S. government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank which meets the investment standards stated below under “Money Market Instruments,” or any combination thereof. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and when, in the Advisor’s judgment, the income to be earned from the loan justifies the attendant risks. When a Fund lends its securities, the Fund continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash collateral which will be invested in readily marketable, high-quality, short-term obligations. Pursuant to the legislative history accompanying the passage of the Jobs and Growth Tax Relief Reconciliation Act of 2003, dividends received by a Fund on the loaned securities are not treated as “qualified dividends” for tax purposes. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

B-3

Money Market Instruments. The Funds may invest from time to time in “money market instruments,” a term that includes, among other things, U.S. government obligations, repurchase agreements, cash, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 13 months or less. These investments are used to help meet anticipated redemption requests or if other suitable securities are unavailable.

Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Funds will invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Advisor determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by a Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 20% of the Fund’s net assets at the time of purchase. The Funds may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its net assets.

Investments by a Fund in commercial paper will consist of issues rated at the time A-1 and/or Prime-1 by S&P, Moody’s or similar rating by another nationally recognized statistical rating organization. In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund as previously described.

The Funds may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Funds invest in variable amount master demand notes only when the Advisor deems the investment to involve minimal credit risk.

B-4

Repurchase Agreements. The Funds may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreements”). During the term of the repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the repurchase agreement at not less than 102% of the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. The securities held subject to a repurchase agreement may have stated maturities exceeding one year, provided the repurchase agreement itself matures in less than one year.

The repurchase price under the repurchase agreements generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Funds’ custodian or in the Federal Reserve/Treasury book-entry system or other authorized securities depository. Repurchase agreements are considered to be loans under the Investment Company Act of 1940, as amended (the “1940 Act”).

Investment Companies and Index-Based Investments. The Funds currently intend to limit their investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of a Fund’s total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund.

The Funds may invest from time to time in securities issued by other investment companies that invest in high-quality, short-term debt securities. Securities of other investment companies will be acquired by the Funds within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, a pro-rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund’s shareholders. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

The Funds may invest in investment companies or vehicles that seek to track the composition and performance of a specific index, subject to the restrictions set forth above. For example, without limitation, a Fund may invest up to 5% of its total assets in Standard & Poor’s Depositary Receipts (“SPDRs”). SPDRs are issued by the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Standard and Poor’s 500 Index (the “S&P 500 Index”) and whose shares trade on the American Stock Exchange (“AMEX”). Investments in index-based investments such as SPDRs are subject to the same risks as investments in the securities that comprise the index. Accordingly, the market price of index-based investments fluctuates in relation to changes in the value of the underlying portfolio of securities.

U.S. Government Obligations. The Funds may invest in a variety of U.S. Treasury obligations including bonds, notes and bills that mainly differ only in their interest rates, maturities and time of issuance. The Funds may also invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, and Resolution Trust Corp.

B-5

Borrowings and Reverse Repurchase Agreements. The Funds may borrow money to the extent allowed (as described below) to meet shareholder redemptions from banks or through reverse repurchase agreements. These strategies involve leverage. If the securities held by a Fund should decline in value while borrowings are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value suffered by the Fund’s securities. As a result, a Fund’s net asset value may be subject to greater fluctuation until the borrowing is paid off.

Reverse repurchase agreements are considered to be borrowings under the 1940 Act. At the time a Fund enters into a reverse repurchase agreement (an agreement under which the Fund sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), the Fund will place in a segregated custodial account U.S. government securities or other liquid securities having a value equal to or greater than the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risks that the interest income earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund may decline below the price of the securities it is obligated to repurchase and that the securities may not be returned to the Fund.

Preferred Stocks. The Funds may invest in preferred stocks. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock. Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer’s board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default. The Funds will limit their investments in preferred stock to no more than 5% of their respective net assets.

When-Issued Purchases, Delayed Delivery and Forward Commitments. The Funds may purchase or sell particular securities with payment and delivery taking place at a later date. The price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. When a Fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund’s commitments. It may be expected that the market value of a Fund’s net assets will fluctuate to a greater degree when portfolio securities are set aside to cover such purchase commitments than when cash is set aside. In the case of a forward commitment to sell portfolio securities, a Fund’s custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place.

B-6

The Funds will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, a Fund may realize capital gains or losses.

When the Funds engage in when-issued, delayed delivery and forward commitment transactions, the Funds rely on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities the Fund committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment remains in effect.

Options Trading. The Funds may purchase put and call options. Option purchases by a Fund will not exceed 5% of the Fund’s net assets. Such options may relate to particular securities or to various indices and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. This is a highly specialized activity that entails greater than ordinary investment risks, including the complete loss of the amount paid as premiums to the writer of the option. Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer’s risk is limited to the amount of the original investment for the purchase of the option.

However, options may be more volatile than the underlying securities or indices, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

The Funds will engage in unlisted over-the-counter options only with broker/dealers deemed creditworthy by the Advisor. Closing transactions in certain options are usually effected directly with the same broker/dealer that effected the original option transaction. The Funds bear the risk that the broker/dealer will fail to meet its obligations. There is no assurance that a liquid secondary trading market exists for closing out an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to perform in connection with the purchase or sale of options.

B-7

A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or index at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or index at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or index. Put and call options purchased by a Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

The Funds may purchase put options on portfolio securities at or about the same time that the Funds purchase the underlying security or at a later time. By buying a put, a Fund limits the risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Call options may be purchased by a Fund in order to acquire the underlying security at a later date at a price that avoids any additional cost that would result from an increase in the market value of the security. A call option may also be purchased to increase a Fund’s return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to its expiration, a purchased put or call option may be sold in a “closing sale transaction” (a sale by a Fund, prior to the exercise of the option that the Fund has purchased, of an option of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs. In addition, the Funds may sell covered call options listed on a national securities exchange. Such options may relate to particular securities or to various indices. A call option on a security is covered if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as required are held in a segregated account by its custodian) upon conversion or exchange of other securities held by the Fund. A call option on an index is covered if a Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian. The aggregate value of a Fund’s assets subject to covered options written by the Fund will not exceed 5% of the value of its net assets.

A Fund’s obligations under a covered call option written by the Fund may be terminated prior to the expiration date of the option by the Fund executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or index, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event a Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell an underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline during such period. A Fund will write an option on a particular security only if the Advisor believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

B-8

By writing a covered call option on a security, a Fund foregoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it is not able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series. Except to the extent that a written call option on an index is covered by an option on the same index purchased by a Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of securities held by the Fund during the period the option was outstanding. The use of covered call options will not be a primary investment technique of the Funds. When a Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities. The amount of the liability will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated. Any gain on a covered call option on a security may be offset by a decline in the market price of the underlying security during the option period. If a covered call option on a security is exercised, a Fund may deliver the underlying security held by the Fund or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and a Fund will realize a gain or loss. Premiums from expired options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

As noted previously, there are several risks associated with transactions in options on securities and indices. These risks include (i) an imperfect correlation between the change in market value of the securities a Fund holds and the prices of options relating to the securities purchased or sold by the Fund; and (ii) the possible lack of a liquid secondary market for an option. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and a transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Futures Contracts and Related Options. The Advisor may determine that it would be in the best interest of a Fund to purchase or sell futures contracts, or options thereon, as a hedge against changes resulting from market conditions in the value of the securities held by the Fund, or of securities which the Fund intends to purchase to maintain liquidity, to have fuller exposure to price movements in the respective equity index or to reduce transaction costs. For example, a Fund may enter into transactions involving a bond or stock index futures contract, which is a bilateral agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the securities included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

B-9

A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexes, such as the S&P 500 Index or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the S&P 100 Index or indexes based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission (the “CFTC”). Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

The Funds may sell index futures contracts. The Funds may do so either to hedge the value of their portfolios as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Funds may purchase index futures contracts. In a substantial majority of these transactions, the Funds will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

In addition, the Funds may utilize index futures contracts in anticipation of changes in the composition of their portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

Risks associated with the use of futures contracts and options on futures include (a) imperfect correlation between the change in market values of the securities held by a Fund and the prices of related futures contracts and options on futures purchased or sold by the Fund; and (b) the possible lack of a liquid secondary market for futures contracts (or related options) and the resulting inability of the Fund to close open futures positions, which could have an adverse impact on the Fund’s ability to hedge.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio holdings to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to effectively hedge.

Successful use of futures by the Funds is also subject to the Advisor’s ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because the Fund will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices that reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

B-10

Unlike when the Funds purchase or sell a security, no price is paid or received by the Funds upon the purchase or sale of a futures contract. Initially, in accordance with the terms of the exchange on which such futures contract is traded, a Fund may be required to deposit with the broker or in a segregated account with the Fund’s custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying security or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

Utilization of futures transactions by a Fund involves the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

In connection with a futures transaction, unless the transaction is covered in accordance with the Securities and Exchange Commission (the “SEC”) positions, a Fund will maintain a segregated account with its custodian or sub-custodian consisting of cash or liquid securities equal to the entire amount at risk (less margin deposits) on a continuous basis. The Company has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 under the Commodity Exchange Act (the “CEA”) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

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Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

The Funds intend to limit their transactions in futures contracts and related options so that not more than 5% of a Fund’s respective net assets are at risk.

American Depositary Receipts (“ADRs”). The Funds may invest in sponsored ADRs. ADRs are receipts issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in U.S. dollars; the underlying security may be denominated in a foreign currency. The underlying security may be subject to foreign government taxes which would reduce the yield on such securities. Investments in ADRs also involve certain inherent risks, such as political or economic instability of the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

While “sponsored” and “unsponsored” ADR programs are similar, there are differences regarding ADR holders’ rights and obligations and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depositary requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored ADRs generally bear all the costs of the ADR facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distribution, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to ADR holders in respect of the underlying securities.

Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that sponsored ADRs are established jointly by a depositary and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depositary and the ADR holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the ADR (such as dividend payment fees of the depositary), although ADR holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored ADRs agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the ADR holders at the underlying issuer’s request.

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Temporary Strategies

In limited circumstances, to retain the flexibility to respond promptly to changes in market, economic or political conditions or in the case of unusually large cash inflows or redemptions, the Advisor may invest up to 100% of a Fund’s total assets in cash or similar investments (such as U.S. government securities, repurchase agreements, commercial paper or certificates of deposit). When a Fund takes a temporary position, the Fund may not achieve its investment objective.

Portfolio Turnover

The portfolio turnover rate for a Fund is calculated by dividing the lesser of amounts of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions, and the Funds may engage in short-term trading to achieve their respective investment objectives.

Each Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with attaining the investment objective of a Fund. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover (over 100%) may involve correspondingly greater transaction costs, which must be borne directly by a Fund and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains. To the extent short-term capital gains are realized, distributions attributable to such gains will be ordinary income for federal income tax purposes. The table below shows the portfolio turnover rate for each Fund for the fiscal periods ended December 31, 2005 and 2004.

Portfolio Turnover Rate
	2005	2004
LargeCap Fund	28.6%	23.2%
MidCap Fund	77.4%	77.9%
SmallCap Fund(1)	56.4%	34.7%(2)

(1) The SmallCap Fund commenced operations on June 30, 2004.
(2) Not annualized.

B-13

INVESTMENT OBJECTIVES AND LIMITATIONS

Investment Objectives

The investment objective of a Fund cannot be changed without shareholder approval, which requires the approval of a “majority of the Fund’s outstanding voting securities,” as defined below.

Fundamental Investment Limitations

The Funds are subject to the fundamental investment limitations enumerated in this subsection, which may be changed only by a vote of the holders of a majority of the Fund’s outstanding voting securities. A “majority of the outstanding voting securities” of a Fund means the lesser of (1) 67% of the shares of common stock of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.

Each Fund:

1.     May not, with respect to 75% of its total assets, purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2.     May (i) borrow from banks for temporary or emergency purposes (but not for leveraging or the purchase of investments), and (ii) make other investments or engage in other transactions permissible under the 1940 Act, which may involve a borrowing, including borrowing through reverse repurchase agreements, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings). If the amount borrowed at any time exceeds 33 1/3% of the Fund’s total assets, the Fund will, within three days thereafter (not including Sundays, holidays and any longer permissible period), reduce the amount of the borrowings such that the borrowings do not exceed 33 1/3% of the Fund’s total assets. The Fund may also borrow money from other persons to the extent permitted by applicable laws.

3.     May not issue senior securities, except as permitted under the 1940 Act.

4.     May not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities.

5.     May not purchase or sell physical commodities unless acquired as a result of ownership of other securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6.     May not make loans if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

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7.     May not purchase the securities of any issuer if, as a result, more than 25% (25% or more in the case of the SmallCap Fund) of the Fund’s total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8.     May not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund’s assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund’s assets will not constitute a violation of that restriction. This does not, however, apply to the borrowing policy set forth above.

With respect to Fundamental Investment Limitation No. 3, the 1940 Act permits the Funds to enter into options, futures contracts, forward contracts, repurchase agreements and reverse repurchase agreements provided that these types of transactions are covered in accordance with SEC positions.

With respect to Fundamental Investment Limitation No. 7, each Fund defines “industry” in accordance with the Global Industry Classification Standards (GICS), an industry classification system developed by S&P in collaboration with Morgan Stanley Capital International (MSCI). GICS is comprised of 10 sectors, 24 industry groups, 64 industries and 139 sub-industries. A company is assigned to a single GICS sub-industry according to the definition of its principal business activity as determined by S&P and MSCI. Revenues are a significant factor in defining principal business activity; however, earnings analysis and market perception are also important criteria for classification. Each Fund may be concentrated in a sector but will not be concentrated in any industry.

Non-Fundamental Investment Limitations

The following are the Funds’ non-fundamental operating policies, which may be changed by the Company’s Board of Directors (the “Board”) without shareholder approval.

Each Fund may not:

1.     Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the SEC or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2.     Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3.     Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.

4.     Make any loans, other than loans of portfolio securities, except through (i) purchases of debt securities or other debt instruments, or (ii) repurchase agreements.

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5.     Borrow money except from banks or through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.

6.     Make any change in the Fund’s investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least a 60-day notice.

7.     Under normal market conditions, purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities) if, as a result, more than 5% of the Fund’s total assets would be invested in the securities of that issuer.

Non-Fundamental Investment Limitation No. 7 applies only to the SmallCap Fund.

Each Fund’s non-fundamental investment policies listed above may be changed with the approval of the Company’s Board. Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in a Fund’s assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund’s assets will not constitute a violation of that restriction. This does not, however, apply to the borrowing policy set forth above.

NET ASSET VALUE

Shares of the Funds are sold on a continual basis at the net asset value next computed following receipt of an order in proper form by a dealer, the Funds’ distributor, Robert W. Baird & Co. Incorporated (the “Distributor”), or U.S. Bancorp Fund Services, LLC (the “Transfer Agent”).

The net asset value per share of a Fund is calculated separately for the Investor Class shares and Institutional Class shares by adding the value of all portfolio securities and other assets per class (including interest or dividend accrued, but not yet collected), subtracting the liabilities, and dividing the result by the number of outstanding shares of that class. The result, rounded to the nearest cent, is the net asset value per share.

When determining net asset value, expenses are accrued and applied daily. Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange on which such securities are primarily traded, and with respect to equity securities traded on NASDAQ, such securities are valued using the NASDAQ Official Closing Price. However, securities traded on a national securities exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on a national securities exchange or NASDAQ, are valued at the average of the most recent bid and asked prices. All money market instruments held by a Fund will be valued on an amortized cost basis. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by a valuation committee of the Advisor pursuant to authority delegated, and in procedures approved, by the Board of the Company. The Board may approve the use of pricing services to assist the Funds in the determination of net asset value.

The calculation of the net asset value of a Fund may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and 3:00 p.m. Central time, and at other times, may not be reflected in the calculation of net asset value of the Funds. The New York Stock Exchange (the “NYSE”) is currently closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

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ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Fees for Certain Shareholder Services. Broker-dealers and other financial intermediaries may be paid by the Advisor, the Distributor or the Funds for advertising, distribution or shareholder services. Depending on the terms of the particular account, broker-dealers and other financial intermediaries also may charge their customers fees for automatic investment, redemption and other services provided. Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income. The intermediaries are responsible for providing information concerning these services and any charges to any customer who must authorize the purchase of Fund shares prior to such purchase.

Suspension of Redemption Right. Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Funds may also suspend or postpone the recording of the transfer of their shares upon the occurrence of any of the foregoing conditions.

Redemption in Kind. The Company has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that each Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the net asset value of the class of shares of the Fund being redeemed, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount may be made in assets other than cash.

Involuntary Redemptions. In addition to the situations described in the Funds’ Prospectus under “General Transaction Policies,” a Fund may redeem shares involuntarily when appropriate under the 1940 Act, such as to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Funds’ Prospectus.

Exchange Privilege. By use of the exchange privilege, shareholders authorize the Transfer Agent to act on exchange instructions received in writing or by telephone from any person representing himself to be the shareholder, or, in some cases, the shareholder’s registered representative or account representative of record, and believed by the Transfer Agent to be genuine. The Transfer Agent’s records of such instructions are binding. The exchange privilege may be modified or terminated at any time upon notice to shareholders.

Shares in a Fund from which the shareholder is withdrawing an investment will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the new fund into which the shareholder is investing will be purchased at the net asset value per share next determined after acceptance of the request by the Fund’s Transfer Agent in accordance with the policies for accepting investments. Exchanges of shares will be available only in states where they may legally be made.

Automatic Investment Plan. The Investor Class and Institutional Class shares of the Funds offer an Automatic Investment Plan whereby a shareholder may automatically make purchases of shares of a Fund on a regular, monthly or quarterly basis ($250 minimum per transaction). Under the Automatic Investment Plan, a shareholder’s designated bank or other financial institution debits a preauthorized amount from the shareholder’s account each month or quarter and applies the amount to the purchase of Fund shares. The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House. No service fee is currently charged by a Fund for participation in the Automatic Investment Plan.

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The Automatic Investment Plan permits an investor to use “Dollar Cost Averaging” in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in Fund shares at predetermined intervals. This may help investors reduce their average cost per share because the agreed upon fixed investment amount allows more Fund shares to be purchased during periods of lower Fund share prices and fewer Fund shares to be purchased during periods of higher Fund share prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that Fund shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends. Dollar Cost Averaging does not assure a profit and does not protect against losses in a declining market. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his Fund shares at a price that is lower than their purchase price.

Systematic Withdrawal Plan. The Funds offer shareholders a Systematic Withdrawal Plan, which allows a shareholder who owns shares of a Fund worth at least $5,000 at current net asset value at the time the shareholder initiates the Systematic Withdrawal Plan to designate that a fixed sum ($50 minimum per transaction) be distributed to the shareholder or as otherwise directed at regular intervals.

In-Kind Payments. Payment for shares of a Fund may, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund as described in its Prospectus. For further information about this form of payment, contact the Funds (toll-free) at
1-866-44BAIRD. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund; that the Fund receives satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; that adequate information be provided to the Fund concerning certain tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000.

Individual Retirement Accounts (Investor Class Only). The Company has a plan (the “Traditional IRA”) for use by individuals with earned income who wish to use shares of a Fund as a funding medium for individual retirement saving. However, except for rollover contributions, an individual who has attained, or will attain, age 70 ½ before the end of the taxable year may only contribute to a Traditional IRA for his or her nonworking spouse under age 70 ½.

The Company also has available a Roth Individual Retirement Account (the “Roth IRA”) for retirement saving for use by individuals with earned income. A single individual with adjusted gross income of up to $110,000 may contribute to a Roth IRA (for married couples filing jointly, the adjusted gross income limit is $160,000), and contributions may be made even after the Roth IRA owner has attained age 70 ½, as long as the account owner has earned income.

The Company permits certain employers (including self-employed individuals) to make contributions to employees’ Traditional IRAs if the employer establishes a Simplified Employee Pension (“SEP”) plan and/or a Salary Reduction SEP (“SARSEP”). Although SARSEPs may not be established after 1996, employers may continue to make contributions to SARSEPs established before January 1, 1997, under the pre-1997 federal tax law.

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Savings Incentive Match Plan for Employees of Small Employers (Investor Class Only). The Company also has available a simplified tax-favored retirement plan for employees of small employers (a “SIMPLE IRA Plan”). If an employer establishes a SIMPLE IRA Plan, contributions under the SIMPLE IRA Plan are made to eligible employees’ SIMPLE Individual Retirement Accounts (“SIMPLE IRAs”). Each eligible employee may choose to defer a percentage of his or her pre-tax compensation to the employee’s SIMPLE IRA. The employer must generally make an annual matching contribution to the SIMPLE IRA of each eligible employee equal to the employee’s salary reduction contributions, up to a limit of 3% of the employee’s compensation. Alternatively, the employer may make an annual non-discretionary contribution to the SIMPLE IRA of each eligible employee equal to 2% of each employee’s compensation.

In the SIMPLE IRA Plan and in Traditional and Roth IRAs, distributions of net investment income and capital gains will be automatically reinvested.

The foregoing brief descriptions are not complete or definitive explanations of the SIMPLE IRA Plan, the Traditional IRA, or the Roth IRA available for investment in the Funds. Any person who wishes to establish a retirement plan account may do so by contacting the Funds (toll-free) at 1-866-44BAIRD. The complete plan documents and applications will be provided to existing or prospective shareholders upon request, without obligation. The Company recommends that investors consult their attorneys or tax advisors to determine if the retirement programs described herein are appropriate for their needs.

DESCRIPTION OF SHARES

The Company’s Articles of Incorporation authorize the Board to issue an indefinite number of shares of common stock, $.01 par value per share, which is classified into a total of eight series (three of which are listed below) (each, a “series” or “Fund”). Each series is divided into two classes designated as Investor Class shares and Institutional Class shares (each, a “Class”) and consists of the number of shares set forth next to its Fund name in the table below:

Class of Common Stock	Fund in which Stock Represents Interest	Number of Authorized Shares in Each Series

Investor Class	LargeCap Fund	Indefinite
Institutional Class		Indefinite

Investor Class	MidCap Fund	Indefinite
Institutional Class		Indefinite

Investor Class	SmallCap Fund	Indefinite
Institutional Class		Indefinite

The remaining five series of common stock representing interests in five other separate investment portfolios are described in a separate SAI. The Board may classify or reclassify any particular class of shares into one or more additional series or classes. Each share of common stock of each class is entitled to one vote, and each share is entitled to participate equally in dividends and capital gains distribution by the respective class of shares and in the residual assets of the respective class in the event of liquidation. However, each class of shares bears its own expenses, and the Investor Class has exclusive voting rights on matters pertaining to the Rule 12b-1 Plan.

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ADDITIONAL INFORMATION CONCERNING TAXES

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code, and to distribute its income to shareholders each year, so that the Fund itself generally will be relieved of federal income and excise taxes. If a Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received dividends from a corporation, although corporate shareholders could be eligible for the dividends received deduction.

MANAGEMENT OF THE COMPANY

Under the laws of the State of Wisconsin, the business and affairs of the Funds are managed under the direction of the Board of the Company. The Board is responsible for acting on behalf of the shareholders.

The Company does not normally hold shareholders’ meetings except when required by the 1940 Act or other applicable law. The Board will call a shareholders’ meeting for the purpose of voting on the question of removal of a Director when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Company that are entitled to vote.

Directors and Officers

Directors and officers of the Company, together with information as to their principal business occupations during the last five years and other information, are shown in the following table. Each Director who is deemed an “interested person,” as defined in the 1940 Act, is indicated by an asterisk (*). Each officer and Director holds the same positions with the Company and each Fund.

Independent Directors
Name, Address and Age (as of 12/31/05)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
John W. Feldt University of Wisconsin Foundation 1848 University Avenue Madison, WI 53705 Age: 63	Independent Director	Indefinite; Since September 2000	Senior Vice President-Finance, University of Wisconsin Foundation since 1985; Vice President-Finance, University of Wisconsin Foundation (1980-1985); Associate Director, University of Wisconsin Foundation (1967-1980)	8	Director of Thompson Plumb Funds, Inc., a mutual fund complex of which Mr. Feldt oversees 2 portfolios

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Independent Directors
Name, Address and Age (as of 12/31/05)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
George C. Kaiser 759 N. Milwaukee Street Milwaukee, WI 53202 Age: 72	Independent Director	Indefinite; Since September 2000	CEO, George Kaiser & Co., a business consulting company, since 1999; Chairman and CEO, Hanger Tight Company, a manufacturing company (1988-1999); Chairman and CEO, Interstore Transfer Systems, Ltd., a manufacturing company (1992-1999); Chairman, International Retail Services Group, Ltd. (1995-1999); Executive Vice President, Arandell Schmidt Co., a catalog printer company (1984-1987); various positions, Arthur Andersen & Co. (1957-1964, 1967-1984), most recently serving as Partner (1969-1984); Secretary of Administration, State of Wisconsin (1965-1967)	8	None
Frederick P. Stratton, Jr. 777 East Wisconsin Avenue, Suite 1400 Milwaukee, WI 53202 Age: 66	Independent Director	Indefinite; Since May 2004	Retired; Chairman Emeritus, Briggs & Stratton Corporation, a manufacturing company, since 2003; Chairman of the Board, Briggs & Stratton Corporation (2001-2002); Chairman and CEO, Briggs & Stratton Corporation (1986-2001)	8
Director of
Midwest Air Group, Inc., an airline company; Weyco Group, Inc., a men’s footwear distributor; Wisconsin Energy Corporation and its subsidiaries Wisconsin Electric Company and Wisconsin Gas Company

Interested Director
Name, Address and Age (as of 12/31/05)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

G. Frederick Kasten, Jr.* 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 66	Director and Chairman	Indefinite; Since September 2000	Retired; Chairman, the Advisor (January 2000-December 2005); Chairman and CEO, the Advisor (January 1998-January 2000); President, Chairman and CEO, the Advisor (June 1983-January 1998); President, the Advisor (January 1979-January 1983)	8	Director of Regal-Beloit Corporation, a manufacturing company

* Mr. Kasten is an “interested person” of the Company (as defined in the 1940 Act) because he serves as the Chairman of the Advisor.

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Principal Officers
Name, Address and Age (as of 12/31/05)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Mary Ellen Stanek 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 49	President	Indefinite; Since September 2000
Managing Director, the Advisor, and Chief Investment Officer, Baird Advisors, a department of the Advisor, since March 2000; President and CEO, Firstar Investment Research & Management Company, LLC (“FIRMCO”) (November 1998-February 2000); President, Firstar Funds, Inc. (December 1998-March 2000); President and Chief Operating Officer, FIRMCO (March 1994-November 1998)

J. Bary Morgan 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 40	Senior Vice President	Indefinite; Since February 2003
Chief Investment Officer, Baird Investment Management, a department of the Advisor, since January 2004; Managing Director, the Advisor since January 2001; Director, Baird Investment Management (January 2001-January 2004); Senior Vice President, the Advisor (January 2000-January 2001); First Vice President, the Advisor (January 1996-January 2000)

Todd S. Nichol 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 43	Vice President and Chief Compliance Officer	Indefinite; Since August 2004
Chief Compliance Officer, the Advisor since October 2004; Assistant Compliance Director, the Advisor since August 2002; Senior Vice President, the Advisor since January 2005; First Vice President, the Advisor (January 2004-January 2005); Vice President, the Advisor (August 2002-January 2004); Vice President - Risk Management, BNY Clearing Services, LLC, a division of The Bank of New York (August 1995-August 2002)

Russell P. Schwei 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 46	Vice President	Indefinite; Since September 2000	Operations Director, the Advisor since July 1992; Managing Director, the Advisor since January 1997; Chief Financial Officer and Managing Director, the Advisor (February 1999-December 1999)
Leonard M. Rush 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 59	Treasurer	Indefinite; Since September 2000	Chief Financial Officer, the Advisor since January 2000
Charles M. Weber 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 42	Secretary	Indefinite; Since September 2005	Senior Vice President and Associate General Counsel, the Advisor since July 2005; Partner, Quarles & Brady LLP, a law firm (October 1998-June 2005)

Board Committees

The Board of Directors (the “Board”) has two standing committees — an Audit Committee and a Nominating Committee. The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Company and meets at least semi-annually. During the fiscal year ended December 31, 2005, the Audit Committee met three times. The Independent Directors — John W. Feldt, George C. Kaiser and Frederick P. Stratton, Jr.— comprise the Audit Committee.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees to serve as Directors of the Company and meets as often as it deems necessary. During the fiscal year ended December 31, 2005, the Nominating Committee did not meet. The Independent Directors — John W. Feldt, George C. Kaiser and Frederick P. Stratton, Jr. — comprise the Nominating Committee. The Nominating Committee will consider properly qualified candidates for the Board submitted by shareholders. Shareholders who wish to recommend a Director nominee may do so by submitting the appropriate information about the candidate to the Company’s Secretary.

B-22

A Valuation Committee, which is not comprised of members of the Board by the Board. The Valuation Committee is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are subsequently reported to the full Board. The Valuation Committee will meet as necessary when a price is not readily available. During the fiscal year ended December 31, 2005, the Valuation Committee met four times. Leonard M. Rush, Treasurer; Mary Ellen Stanek, President; Mark Roble, a Managing Director of the Advisor; Patrick S. Lawton, a Managing Director of the Advisor; Jay E. Schwister, Senior Vice President of the Advisor; Gary A. Elfe, Managing Director of the Advisor; and J. Bary Morgan, Managing Director of the Advisor, comprise the Valuation Committee.

Board Compensation

With respect to fiscal 2005, each Independent Director received an aggregate annual fee of $14,000, plus $1,500 per Board meeting attended. In addition, each Independent Director is reimbursed by the Company for travel and other expenses incurred in connection with attendance at such meetings. Committee members do not receive compensation for committee meetings attended. Officers and directors of the Funds who are deemed “interested persons” of the Company or the Funds, as defined in the 1940 Act, receive no compensation or expense reimbursement from the Funds or the Advisor for serving in such capacity, except that the Advisor pays compensation to Todd S. Nichol for his services as Chief Compliance Officer of the Funds. Neither the Company nor the Funds maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Company or Fund expenses. For the fiscal period ended December 31, 2005, the Independent Directors received the following compensation:

Name	LargeCap Fund	Aggregate Compensation From Funds MidCap Fund	SmallCap Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Directors(2)
John W. Feldt	$2,598	$2,971	$592	$0	$0	$6,161
George C. Kaiser	$2,598	$2,971	$592	$0	$0	$6,161
Frederick P. Stratton, Jr.	$2,598	$2,971	$592	$0	$0	$6,161

(1)	The SmallCap Fund commenced operations on June 30, 2004.

(2)
Compensation shown in the above table represents compensation paid directly by the LargeCap Fund, MidCap Fund and SmallCap Fund. For 2005, compensation received by the Independent Directors for overseeing all series of the Company, including the other five funds within the Fund Complex (not discussed in this SAI), totaled $23,000 for John W. Feldt, $23,000 for George C. Kaiser and $23,000 for Frederick P. Stratton, Jr. Of the total amount paid to Independent Directors, $50,517 was paid by the Advisor and the remainder was paid directly by the LargeCap Fund, MidCap Fund and SmallCap Fund as set forth above.

B-23

Board Interest in the Funds

As of December 31, 2005, the Directors beneficially owned the following amounts (by dollar range) in the Fund Complex (Note: the Directors only own the Institutional Class of shares):

Name of Director	LargeCap Fund	MidCap Fund	SmallCap Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in All Registered Investment Companies Overseen by Director in Family of Investment Companies
John W. Feldt Independent Director	None	Over $100,000	None	Over $100,000
George C. Kaiser Independent Director	None	None	None	Over $100,000
Frederick P. Stratton, Jr. Independent Director	Over $100,000	Over $100,000	Over $100,000	Over $100,000
G. Frederick Kasten, Jr. Interested Director and Chairman	None	None	None	Over $100,000

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

The following persons owned of record or are known by the Funds to own beneficially 5% or more of the outstanding shares of one or both classes of shares of the Funds as of March 31, 2006:

LargeCap Fund

Name and Address of Owner	Class of Shares	Number of Shares	Percent of Class	Percent of Fund
State Street Bank Custodian Robert W. Baird & Co. Inc. 805 Pennsylvania Avenue Kansas City, MO 64105-1307	Institutional	2,277,262.00	74.92%	69.36%
Stifel Nicolaus & Co, Inc. Susan K. Wonnell Trust 501 N. Broadway Saint Louis, MO 63102-2131	Investor	37,061.895	15.23%	1.13%
Stifel Nicolaus & Co, Inc. Gerald Hallisey TTEE 501 N. Broadway Saint Louis, MO 63102-2131	Investor	27,255.656	11.19%	0.83%
Merrill Lynch Pierce Fenner & Smith Inc. 4800 Deer Lake DR E Jacksonville, FL 32246-6484	Investor	24,287.683	9.98%	0.74%

B-24

MidCap Fund

Name and Address of Owner	Class of Shares	Number of Shares	Percent of Class	Percent of Fund
BDG & Co. 45 Milk St. Floor 2 Boston, MA 02109-5173	Institutional	905,671.811	12.96%	12.21%
Wendel & Co. C/O The Bank of New York P.O. Box 1066 New York, NY 10268-1066	Institutional	842,879.535	12.06%	11.36%
Palmer R. Dodge Retirement Plan State Street Bank & Trust Co. TTEE 1 Heritage Drive Quincy, MA 02171-2105	Institutional	649,952.065	9.30%	8.76%
Auburn University Foundation 1907 S. College St., Ste. 202 Auburn University, AL 36849-0001	Institutional	617,292.177	8.83%	8.32%
State Street Bank Custodian Robert W. Baird & Co. 805 Pennsylvania Avenue Kansas City, MO 64105-1307	Institutional	606,313.598	8.68%	8.17%
Webster University 470 E. Lockwood Ave. St. Louis, MO 63119-3141	Institutional	527,186.627	7.54%	7.11%
Auburn University Endowment 1907 S. College St. Auburn University, AL 36849-0001	Institutional	493,187.830	7.06%	6.65%
SEI Private Trust Company 1 Freedom Valley Drive Oaks, PA 19456	Institutional	374,570.024	5.36%	5.05%
Vanguard Fiduciary Trust Company 400 Devon Park Drive Wayne, PA 19087	Investor	134,042.122	30.32%	1.80%
Stifel Nicolaus & Co, Inc. Susan K. Wonnell Trust 501 N. Broadway Saint Louis, MO 63102-2131	Investor	27,236.467	6.16%	0.37%
Stifel Nicolaus & Co, Inc. Gerald Hallisey TTEE 501 N. Broadway Saint Louis, MO 63102-2131	Investor	26,589.823	6.01%	0.36%

B-25

SmallCap Fund

Name and Address of Owner	Class of Shares	Number of Shares	Percent of Class	Percent of Fund
State Street Bank & Trust Co. FBO Robert W. Baird. & Co. 401k 105 Rosemont Road RD Westwood, MA 02090	Institutional	1,305,570.339	28.17%	26.44%

Any person that beneficially owns more than 25% of the outstanding shares of a Fund or a Class may be considered a “controlling person” of such Fund or Class. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Funds.

As of March 31, 2006, the officers and Directors of the Company did not own any Investor Class shares of the Funds and as a group owned 0.41%, 1.91% and 1.58% of the outstanding Institutional Class shares of the LargeCap Fund, MidCap Fund and SmallCap Fund, respectively.

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Board, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for each Fund.

Equity securities are generally bought and sold in brokerage transactions placed on U.S. stock exchanges or in the over-the-counter market in exchange for negotiated brokerage commissions. Accordingly, the cost of transactions may vary among different brokers. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere.

Fixed income securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be in the Fund’s interests.

B-26

The Investment Advisory Agreement (the “Agreement”) between the Company and the Advisor provides that, in executing portfolio transactions and selecting brokers or dealers, the Advisor will seek to obtain the most favorable prices and at reasonable commission rates. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. In addition, as permitted by Section 28(e) of the Securities and Exchange Act of 1934, the Agreement authorizes the Advisor to cause the Funds to pay a broker/dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker/dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker/dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Funds. The commissions used to pay for brokerage and research services are commonly referred to as “soft dollars.” Such brokerage services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews, evaluations, analyses and data regarding the stock, bond and government securities markets and the economy, i.e. factors and trends. The research services may be proprietary research offered by the broker or dealer executing a trade or research offered by third parties through the executing broker or dealer. The research services purchased through the use of soft dollars provides lawful and appropriate assistance to the Advisor in the performance of its investment decision-making responsibilities.

Historically, all of the brokerage commissions paid by the Funds have been paid to brokers and dealers who have provided research services to the Advisor. The brokerage commissions on stock trades have amounted to an average of $.05 per share. The Advisor believes that the brokerage commissions paid by the Funds have been reasonable in light of the quality of the execution and research services received. The Advisor generally does not have any directed brokerage or other formal arrangements with brokers or dealers under which the Advisor directs or specifically allocates a certain level of trading activity. Rather, various portfolio managers and research analysts employed by the Advisor regularly cast votes for broker-dealers based on the nature and quality of the research services they provide, and the Advisor’s managed account trading desk takes those votes into consideration, as part of the Advisor’s obligation to seek best execution, in selecting brokers and dealers to execute portfolio transactions for the Funds and the Advisor’s other managed accounts. However, in the case of research services provided by two independent research firms, the Advisor attempts to provide a specific level of annual commissions to a particular broker-dealer as consideration for the receipt of such services. The services involve third party research data, reports and analyses on economic and market trends provided by Ned Davis Research, Inc. at a budgeted annual commission level of $20,000 and by International Strategy & Investment at a budget annual commission level of $50,000. These commissions may be paid by the Funds and other accounts managed by the Advisor. During the fiscal year ended December 31, 2005, pursuant to these arrangements, the Large Cap Fund paid total commissions of $13,987 on transactions with a principal value of $14,741,234, the MidCap Fund paid total brokerage commissions of $2,956 on transactions with a principal value of $2,386,009 and the SmallCap Fund paid total commissions of $4,416 on transactions with a principal value of $2,651,135.

Some broker-dealers indicate the amount of commissions they expect to receive in exchange for the provision of a particular research service. Although the Advisor does not agree to direct a specific amount of commissions to a firm in that circumstance, it maintains an internal procedure to identify the broker-dealers that provide the Advisor with research services and the value of those research services, and seeks to direct sufficient commissions to ensure the continued receipt of research services it feels are valuable.

B-27

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to it by the Funds. The Board will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. Research services furnished by firms through which a Fund effects its securities transactions may be used by the Advisor in servicing all of its accounts; not all of such services may be used by the Advisor in connection with the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account(s).

Brokerage may not be allocated based on the sale of Fund shares. The Board, including a majority of the Independent Directors, has adopted policies and procedures designed to ensure that the selection of brokers is not influenced by considerations about the sale of Fund shares.

Portfolio securities will not be purchased from or sold to (and savings deposits will not be made in and repurchase and reverse repurchase agreements will not be entered into with) the Advisor, or an affiliated person of the Advisor (as such term is defined in the 1940 Act), acting as principal. However, pursuant to SEC rules, the Funds may engage the Advisor or an affiliate of the Advisor to act as broker in connection with purchases or sales of portfolio securities effected on an agency basis. To date, the Funds have not done so. The Funds will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor or an affiliated person is a member, except to the extent permitted by the SEC.

The Advisor manages numerous accounts in addition to the Funds and many of those accounts hold and invest in the same securities as the Funds. The Advisor allocates investment opportunities across the Funds and its other similarly managed accounts in a fair and equitable manner, with no account(s) being favored over others. In making investment allocations, the Advisor considers the clients’ investment goals and restrictions, uninvested cash, sector and issuer diversification, anticipated cash flows, risk tolerances, portfolio size and other relevant factors. The Funds generally do not invest in initial public offerings of equity securities, so allocations of new issues are usually not required.

The Advisor may, when appropriate, aggregate purchases or sales of securities and allocate such trades among multiple client accounts, including the Funds. The Advisor will aggregate orders when it believes it will be advantageous to do so, such as the possibility of obtaining more favorable execution and prices. However, in some instances, bunching an order for a Fund with orders for other client accounts may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund because the Fund’s order is being shared with other accounts. Aggregated orders that can only be partially filled will typically be allocated on a pro rata basis, subject to de minimis requirements. Each account participating in an aggregated order will receive the same average price.

B-28

For the fiscal periods ended December 31, 2005, 2004 and 2003, the following brokerage commissions were paid by the Funds, and all of those commissions were paid to brokers and dealers that provided research services to the Advisor:

	December 31, 2005	December 31, 2004	December 31, 2003
LargeCap Fund	$75,373	$37,497	$45,926
MidCap Fund	$212,121	$171,579	$59,972
SmallCap Fund	$120,861	$35,743(1)	N/A

(1)	The fees paid by the SmallCap Fund are for the period from June 30, 2004, the date on which the Fund began operations, to December 31, 2004.

The amount of brokerage commissions paid by the Baird LargeCap Fund was higher in 2005 than in 2004 because of greater portfolio transaction volume necessitated by increased shareholder account activity. The brokerage commissions paid by the Baird MidCap Fund were higher in 2005 than in 2004 and higher in 2004 than in 2003 for similar reasons, as the Fund grew significantly in size over this period. The amount of brokerage commissions paid by the Baird SmallCap Fund was higher in 2005 than in 2004 because the Fund was only in operation for six months in 2004.

The Funds did not pay any commissions to brokers who were affiliated with the Funds or the Advisor during the past three fiscal years.

Unless otherwise noted below, during the fiscal year ended December 31, 2005, the Funds did not acquire securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act):

Fund	Regular Broker or Dealer (or Parent) Issuer	Value of Securities Owned (as of 12/31/05)
LargeCap Fund	Citigroup Inc.	$769,006

INVESTMENT ADVISORY AND OTHER SERVICES

Advisory Services

Pursuant to an Investment Advisory Agreement dated September 29, 2000, as amended (the “Advisory Agreement”), Robert W. Baird & Co. Incorporated, 777 East Wisconsin Avenue, Milwaukee, WI 53202 (the “Advisor”), furnishes continuous investment advisory services and management to the Funds. The Advisor is an investment advisory and brokerage firm formed in the State of Wisconsin on December 29, 1919.

Baird Financial Corporation, a holding company, in combination with employees of the Advisor, owns substantially all of the outstanding stock of the Advisor. Baird Holding Company, in combination with employees of the Advisor, owns substantially all of the outstanding stock of Baird Financial Corporation. Employees of the Advisor own substantially all of the outstanding stock of Baird Holding Company.

The Advisory Agreement had an initial term of two years and is thereafter required to be approved annually (a) by the vote of a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on such approval, and (b) either by the full Board of the Company or by the vote of the shareholders. The Advisory Agreement was most recently approved by the Independent Directors on August 15, 2005. The Advisory Agreement terminates in the event of assignment and generally may be terminated by either party if certain conditions are met, without penalty, on a 60-day notice. The Advisory Agreement will continue in effect, unless sooner terminated, for successive one-year periods so long as it is approved annually. In the Advisory Agreement, the Advisor has agreed to pay all expenses incurred by it in connection with its advisory activities. These expenses do not include the cost of securities and other investments purchased or sold for a Fund and do not include brokerage commissions and any other transaction charges. Brokerage commissions and other transaction charges are included in the cost basis of the securities and other investments.

B-29

As compensation for its advisory services, the LargeCap Fund, MidCap Fund and the SmallCap Fund pay to the Advisor a monthly management fee at the annual rate of 0.65%, 0.75% and 0.85%, respectively, of the average daily net asset value of the applicable Fund. From time to time, the Advisor may voluntarily waive all or a portion of its management fee for the Funds. As described in the Prospectus, the Advisor has contractually agreed to waive its management fee and/or reimburse Fund expenses so as to limit the total expenses of the LargeCap Fund, MidCap Fund and the SmallCap Fund to an annual rate of 0.75%, 0.85% and 0.95%, respectively, for the Institutional Class and 1.00%, 1.10% and 1.20%, respectively, for the Investor Class, through April 30, 2007. For 2002 and 2003, the Advisor had contractually agreed to waive its management fee and/or reimburse Fund expenses so as to limit the total expenses of the MidCap Fund to an annual rate of 1.25% for the Institutional Class and 1.50% for the Investor Class. Pursuant to the Advisory Agreement, the Advisor can recapture any expenses or fees it has waived or reimbursed within a three-year period, if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Funds are not obligated to pay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

For the fiscal periods ended December 31, 2005, 2004 and 2003, the Funds paid the following management fees to the Advisor under the Advisory Agreement, of which the Advisor waived the following amounts:

	December 31, 2005	December 31, 2004	December 31, 2003
LargeCap Fund	$398,856	$402,995	$356,165
(amount waived)	$(109,024)	$(114,127)	$(108,138)
MidCap Fund	$742,939	$442,480	$191,349
(amount waived)	$(129,774)	$(116,179)	$(1,122)
SmallCap Fund	$249,325	$65,704(1)	N/A
(amount waived)	$(104,335)	$(65,704)(1)	N/A

(1) Amounts are for the period from June 30, 2004, the date on which the Fund began operations, to December 31, 2004.

The Advisor may act as an investment advisor and administrator to other persons, firms, or corporations (including investment companies), and may have numerous advisory clients in addition to the Funds.

B-30

Proxy Voting Policies

The Board has adopted proxy voting policies and procedures that delegate the authority to vote proxies to the Advisor, subject to the supervision of the Board. The Board has also authorized the Advisor to retain a third party proxy voting service, such as Institutional Shareholder Services (“ISS”), to provide recommendations on proxy votes. The Advisor’s proxy voting policies and procedures provide that the Advisor will typically vote proxies in accordance with the recommendations made by ISS, and in the best interest of clients and Fund shareholders. However, because ISS guidelines do not address all potential voting issues and do not necessarily correspond to the Advisor’s opinions, there may be instances where the Advisor may not vote strictly according to the ISS guidelines. In such a case, the Advisor submits the matter to its proxy voting committee.

In situations where the Advisor’s interests conflict, or appear to conflict, with client interests, the proxy voting committee will take one of the following steps to resolve the conflict:

•	Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as ISS;

•	Vote the securities in accordance with the best interest of clients, as determined in good faith by the committee, without consideration of any benefit to the Advisor or its affiliates; or

•
If the securities are held by a Fund, disclose the conflict to the Fund’s Board and obtain the Fund’s direction as to how to vote the proxies (which shall be determined by a majority of the Independent Directors).

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, either upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at http://www.bairdfunds.com, or both; and by accessing the SEC’s website at http://www.sec.gov.

Code of Ethics

The Company, the Advisor and the Distributor have adopted a joint written Code of Ethics under Rule 17j-1 of the 1940 Act. The Code of Ethics governs the personal securities transactions of directors, officers, managers, members, and employees who may have access to current trading information of the Funds. The Code of Ethics permits such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Funds, subject to certain restrictions. The Code of Ethics includes pre-clearance, reporting and other procedures to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Funds.

Fund Administration

U.S. Bancorp Fund Services, LLC (“USBFS”) provides administrative personnel and services (including blue sky services) to the Company and the Funds. Administrative services include, but are not limited to, providing equipment, telephone facilities, various personnel, including clerical and supervisory, and computers as is necessary or beneficial to provide compliance services to the Funds and the Company.

B-31

For the fiscal periods ended December 31, 2005, 2004 and 2003, the Funds paid the following administrative fees to USBFS:

	December 31, 2005	December 31, 2004	December 31, 2003
LargeCap Fund	$35,606	$44,095	$40,960
MidCap Fund	$56,955	$39,769	$18,772
SmallCap Fund	$14,206	$5,296(1)	N/A

(1)	The fees paid by the SmallCap Fund are for the period from June 30, 2004, the date on which the Fund began operations, to December 31, 2004.

Financial Intermediaries

From time to time, the Funds may pay, directly or indirectly, amounts to financial intermediaries that provide transfer-agent type and/or other administrative services relating to the Funds to their customers or other persons who beneficially own interests in the Funds, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, transfer agent-type services, answering inquiries relating to the Funds, transmitting, on behalf of the Funds, proxy statements, annual reports, updated prospectuses and other communications regarding the Funds, and related services as the Funds or the intermediaries’ customers or such other persons may reasonably request. In such cases, to the extent paid by the Funds, the Funds will not pay more for these services through intermediary relationships than it would if the intermediaries’ customers were direct shareholders in the Funds.

Custodian

U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio, 45202, serves as custodian of the Funds’ assets. Under the Custody Agreement, U.S. Bank, N.A. has agreed to (i) maintain separate accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of a Fund’s portfolio investments; (iv) respond to correspondence from shareholders, security brokers and others relating to its duties; and (v) make periodic reports to the Company concerning the Funds’ operations. U.S. Bank, N.A. may, at its own expense, open and maintain a custody account or accounts on behalf of the Funds with other banks or trust companies, provided that U.S. Bank, N.A. shall remain liable for the performance of all of its duties under the Custody Agreement notwithstanding any delegation. U.S. Bank, N.A. and USBFS are affiliates.

Transfer Agent

USBFS, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent and dividend disbursing agent for the Funds under a Transfer Agent Servicing Agreement. As transfer and dividend disbursing agent, USBFS has agreed to (i) issue and redeem shares of the Funds; (ii) make dividend payments and other distributions to shareholders of the Funds; (iii) respond to correspondence by Fund shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Funds.

B-32

Fund Accounting

In addition, the Funds have entered into a Fund Accounting Servicing Agreement (the “Accounting Agreement”) with USBFS pursuant to which USBFS has agreed to maintain the financial accounts and records of the Funds in compliance with the 1940 Act and to provide other accounting services to the Funds. For the fiscal periods ended December 31, 2005, 2004 and 2003, the Funds paid the following accounting fees to USBFS:

	December 31, 2005	December 31, 2004	December 31, 2003
LargeCap Fund	$32,163	$33,885	$32,748
MidCap Fund	$39,305	$33,568	$32,844
SmallCap Fund	$28,015	$17,000(1)	N/A

(1) The fees paid by the SmallCap Fund are for the period from June 30, 2004, the date on which the Fund began operations, to December 31, 2004.

PORTFOLIO MANAGERS

Other Accounts Managed by Portfolio Managers of the Funds

As described in the Prospectus under “The Investment Management Team,” each portfolio manager listed below is jointly responsible for the day-to-day management of each Fund he co-manages and, unless otherwise indicated, is jointly responsible for the day-to-day management of the other accounts set forth in the following table. Other than the Funds, the portfolio managers do not manage any other registered investment companies or other pooled investment vehicles. None of the Funds or other accounts managed by the portfolio managers pays a performance-based fee to the Advisor. The number of accounts listed in the following table include accounts managed by the Advisor on a wrap-fee basis.

B-33

	Other Accounts Managed by Portfolio Manager
Fund/Portfolio Manager	Number	Total Assets
LargeCap Fund
David W. Bowman	12,857	$3.946 billion
Richard A. Burling(2)	12,989	$3.543 billion
Joel D. Vrabel	12,857	$3.946 billion
J. Bary Morgan(3)	13,785	$3.771 billion
Douglas E. Guffy	12,752	$3.057 billion

MidCap Fund
J. Bary Morgan(3)	13,785	$3.771 billion
Charles F. Severson(4)	1,118	$439 million
Greg P. Edwards	1,051	$197 million

SmallCap Fund
Charles F. Severson(4)	1,118	$439 million
Greg P. Edwards	1,051	$197 million
______________________
(1)	As of December 31, 2005.
(2)	Includes 21 accounts for which Mr. Burling has sole management responsibility.
(3)	Includes 29 accounts for which Mr. Morgan has sole management responsibility.
(4)	Includes five accounts for which Mr. Severson has sole management responsibility.

The Advisor and its individual portfolio managers advise multiple accounts for numerous clients. In addition to the Funds, these accounts may include separate accounts, collective trusts, and a portion of a state 529 education savings plan portfolio. The Advisor manages potential conflicts of interest between a Fund and other types of accounts through trade allocation policies and oversight by the Advisor’s investment management departments and compliance department. Allocation policies are designed to address potential conflicts of interest in situations where two or more Funds and/or other accounts participate in investment transactions involving the same securities.

Compensation of Portfolio Managers

The Advisor compensates portfolio managers with a base salary and an annual incentive bonus. A portfolio manager’s base salary is generally a fixed amount based on level of experience and responsibilities. A portfolio manager’s bonus is determined primarily by pre-tax investment performance of the accounts, including the Funds and the revenues and overall profitability of the Advisor and in certain cases, the revenues from and retention of accounts managed by a particular portfolio manager. Performance is measured relative to the appropriate benchmark’s long and short-term performance, measured on a one, three and five year basis, as applicable, with greater weight given to long-term performance. Portfolio managers may own and may be offered an opportunity to purchase or sell common stock in the Advisor, Baird Holding Company or Baird Financial Corporation. Portfolio managers may also own and may be offered an opportunity to purchase or sell shares in private equity offerings sponsored by the Advisor.

B-34

Ownership of Fund Shares by Portfolio Managers

As of December 31, 2005, the portfolio managers beneficially owned the following amounts in the Funds:

Portfolio Manager	LargeCap Fund	MidCap Fund	SmallCap Fund

David W. Bowman	$100,001-$500,000	None	$10,001-$50,000

Richard A. Burling	$50,001-$100,000	None	None

Joel D. Vrabel	$100,001-$500,000	None	None

Charles F. Severson	None	$100,001-$500,000	$100,001-$500,000

J. Bary Morgan	None	$100,001-$500,000	$100,001-$500,000

Greg P. Edwards	None	$1-$10,000	$1-$10,000

Douglas E. Guffy	None	$1-10,000	$1-$10,000

The above ownership information relates only to the Institutional Class of shares.

B-35

DISTRIBUTOR

Robert W. Baird & Co. Incorporated, also serves as the principal distributor for shares of the Funds pursuant to a Distribution Agreement with the Company dated September 26, 2000, as amended (the “Distribution Agreement”). The Distributor is registered as a broker/dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the National Association of Securities Dealers, Inc. (the “NASD”). The offering of the Funds’ shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds’ shares. As compensation for its services under the Distribution Agreement, the Distributor may retain all or a portion of the Rule 12b-1 fees payable under the Distribution Plan, discussed below.

During the fiscal year ended December 31, 2005, the Distributor did not receive any net underwriting discounts or commissions on the sale of Fund shares, any compensation on the redemptions or repurchases of Fund shares, or any brokerage commissions from the Funds. The Distributor retained a portion of the Rule 12b-1 fees, as described below.

DISTRIBUTION PLAN

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by a Fund in connection with the distribution of Investor Class shares at an annual rate of 0.25% of the Fund’s average daily net asset value. Payments may be made by a Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Fund, as determined by the Board. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; and production and dissemination of prospectuses and sales and marketing materials. To the extent any activity is one which a Fund may finance without the Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. The Plan is a “compensation plan” which means that payments under the Plan are based upon a percentage of average daily net assets attributable to the Investor Class regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Plan increases the Investor Class’s expenses from what they would otherwise be. A Fund may engage in joint distribution activities with other Baird Funds and to the extent the expenses are not allocated to a specific Fund, expenses will be allocated based on the Fund’s net assets.

Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board, including a majority of the Independent Directors, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Directors, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

B-36

Amounts Expensed Under the Plan

For the fiscal period ended December 31, 2005, the following amounts were paid pursuant to the Plan:

Fund	12b-1 Payments Paid
LargeCap Fund	$6,049
MidCap Fund	$10,613
SmallCap Fund	$1,646

Of these amounts, payments were made for the following activities:
Fund	Advertising and Marketing	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel
LargeCap Fund	$0	$0	$30	$6,019	$0
MidCap Fund	$0	$0	$860	$9,753	$0
SmallCap Fund	$0	$0	$0	$1,646	$0

Interests of Certain Persons

With the exception of the Advisor, in its capacity as the Funds’ investment advisor and principal underwriter of Fund shares, no “interested person” of a Fund, as defined in the 1940 Act, and no director of the Company who is not an “interested person” has or had a direct or indirect financial interest in the Plan or any related agreement.

Anticipated Benefits to the Funds

The continuation of the Plan is approved annually by the Board, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Funds and have no direct or indirect financial interest in the Plan or any related agreements. The Board has determined that the Plan is likely to benefit Investor Class shares by providing an incentive for brokers, dealers and other financial intermediaries to engage in sales and marketing efforts on behalf of the Funds and to provide enhanced services to Investor Class shareholders. The Board also determined that the Plan was important to the continued viability of the Investor Class because it is intended to increase assets under management, which in turn should result in certain economies of scale.

Revenue Sharing Payments

The Advisor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to broker-dealers and other financial intermediaries who market and sell shares of the Funds and/or who provide various administrative, sub-accounting and shareholder services. This practice is known as “revenue sharing.” These payments, if made, would be in addition to the 12b-1 fees payable out of Fund assets to firms that sell Investor Class shares. The revenue sharing payments may specifically be made in connection with the inclusion of the Funds in certain programs offered by broker-dealers or other financial intermediaries, invitations to conferences and seminars held or sponsored by those firms, access to branch offices and sales representatives of those firms and opportunities to make presentations and provide information to them. Revenue sharing payments may be structured as a flat fee, a percentage of net sales, a percentage of net assets or a combination thereof. The Advisor does not currently have any revenue sharing agreements, except that it pays a portion of the fee imposed by Charles Schwab for the inclusion of the Funds on Schwab’s mutual fund trading platforms.

The Advisor may also pay cash or non-cash compensation to sales representatives of broker-dealers and other financial intermediaries in the form of occasional gift, meals and entertainment, and pay for exhibit space or sponsorships at regional or national events of broker-dealers and other financial intermediaries.

B-37

Referral Program

As indicated in the Prospectus, the Advisor has a referral program under which it may pay compensation to such sales personnel, broker-dealers and other financial intermediaries as the Advisor may determine for their efforts in selling Institutional Class shares. Such compensation will not exceed 0.0625% per year of the value of the Institutional Class share accounts for which the sales personnel, broker-dealer or other financial intermediary is responsible.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by broker-dealers and financial intermediaries may provide them and/or their sales personnel with an incentive to favor sales of shares of the Funds and other mutual funds whose affiliates offer similar compensation over the sale of shares of mutual funds that do not make such payments.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds do not provide or permit others to provide information about the Funds’ portfolio holdings to any third party on a selective basis, except as permitted by the Company’s policy regarding disclosure of portfolio holdings (the “Disclosure Policy”). Pursuant to the Disclosure Policy, the Company may disclose information about the Funds’ portfolio holdings only in the following circumstances:

•
Each Fund discloses its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and six-month period. In addition, the Company discloses the portfolio holdings of each Fund as of the end of the first and third fiscal quarters by filing Form N-Q with the SEC and as of the end of the second and fourth fiscal quarters by filing Form N-CSR with the SEC.

•
The Funds’ full portfolio holdings (without showing numbers of shares or dollar values) as of month-end and full portfolio holdings and top ten holdings as of quarter-end are posted on the Company’s website no earlier than five business days after month-end and quarter-end, respectively.

In limited circumstances, for the business purposes described below, the Funds’ portfolio holdings may be disclosed to, or known by, certain third parties in advance of their publication on the Company’s website.

•
The Advisor may disclose Fund portfolio holdings to the Funds’ service providers (administrator, fund accountant, custodian and transfer agent) in connection with the fulfillment of their duties to the Funds. These service providers are required by contract with the Funds to keep such information confidential and not use it for any purpose other than the purpose for which the information was disclosed.

B-38

•
The Advisor may disclose Fund portfolio holdings to persons who owe a fiduciary duty or other duty of trust or confidence to the Funds, such as the Funds’ legal counsel and independent registered public accounting firm.

•
Disclosure of portfolio holdings as of a particular month-end may be made in response to inquiries from consultants, prospective clients or other persons, provided that the recipient signs a confidentiality agreement prohibiting disclosure and misuse of the holdings information.

•	The Funds’ portfolio holdings as of each quarter-end are disclosed to the rating agencies listed below generally no earlier than fifteen calendar days after quarter-end:

Morningstar, Inc.
Lipper, Inc.
Standard & Poor’s Ratings Group
Bloomberg L.P.
Thomson Financial Services
Interactive Data Corporation
Vickers Stock Research Corporation
CapitalBridge

The Funds do not currently have a confidentiality agreement in place with the above rating agencies. Therefore, in the event such third parties receive holdings information prior to public disclosure, there is a risk that they could attempt to use that information to trade ahead of or against the Fund, which could adversely affect the prices the Fund is able to obtain on securities transactions.

The Company is prohibited from entering into any other arrangements with third parties to disclose information regarding the Funds’ portfolio securities without (1) prior approval of the Advisor’s legal and compliance departments; and (2) the execution of a confidentiality agreement by the third parties. No compensation or other consideration may be received by the Funds or the Advisor in connection with the disclosure of portfolio holdings in accordance with this policy.

The Board has delegated to the Chief Compliance Officer of the Company (the “CCO”) the responsibility to monitor the foregoing policy and to address any violations thereof. The CCO reports to the Board and the Board reviews any disclosures of Fund portfolio holdings outside of the permitted disclosures described above on a quarterly basis to ensure that disclosure of information about portfolio holdings is in the best interest of Fund shareholders and to address any conflicts between the interests of Fund shareholders and those of the Advisor or any other Fund affiliate.

B-39

ANTI-MONEY LAUNDERING PROGRAM

The Company has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, the designation of an anti-money laundering compliance officer, an ongoing training program, an independent audit function to determine the effectiveness of the Program and a customer identification program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and transfer agent have established proper anti-money laundering procedures that require the reporting of suspicious and/or fraudulent activity, verifying the identity of the new shareholders, checking shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and undertaking a complete and thorough review of all new account applications. The Company will not transact business with any person or entity whose identity cannot be adequately verified.

Pursuant to the USA PATRIOT Act and the Program, a Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or a Fund may be required to transfer the account or proceeds of the account to a governmental agency.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

Grant Thornton LLP, 175 West Jackson Boulevard, 20th Floor, Chicago, Illinios, 60604 has been selected as the independent accountants of the Company. As such, it is responsible for auditing the financial statements of the Funds.

The following audited financial statements for the Funds are incorporated herein by reference to the Funds’ Annual Report for the period ended December 31, 2005:

•	Schedules of Investments
•	Statements of Assets and Liabilities
•	Statements of Operations
•	Statements of Changes in Net Assets
•	Financial Highlights
•	Notes to Financial Statements
•	Report of Independent Registered Public Accounting Firm

COUNSEL

Godfrey & Kahn, S.C., 780 N. Water Street, Milwaukee, Wisconsin 53202, serves as counsel to the Company and has passed upon the legality of the shares offered by the Funds.

PERFORMANCE

From time to time, the total return of Investor Class shares and Institutional Class shares of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders. Performance information is generally available by calling the Funds (toll-free) at 1-866-44BAIRD.

B-40

BAIRD FUNDS, INC.
PART C

OTHER INFORMATION

Item 23.	Exhibits.

(a)	(i)(A)
Articles of Incorporation are herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 29, 2000.

(i)(B)
Amendment to Articles of Incorporation dated December 29, 2000 is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 22, 2000.

(i)(C)
Amendment to Articles of Incorporation dated December 22, 2002 is herein incorporated by reference from the Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2003.

(i)(D)
Amendment to Articles of Incorporation dated May 1, 2003 is herein incorporated by reference from the Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2003.

(i)(E)
Amendment to Articles of Incorporation dated April 16, 2004 is herein incorporated by reference from the Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 30, 2004.

(b)
By-Laws are herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 29, 2000.

(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference to the Articles of Incorporation and By-Laws.
(d)	(i)(A)
Investment Advisory Agreement is herein incorporated by reference from the Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 25, 2000.

(i)(B)
Exhibit E to the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 22, 2000.

(i)(C)
Exhibit F to the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 22, 2000.

(i)(D)
Exhibit G to the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 22, 2000.

(i)(E)
Exhibit H is herein incorporated by reference from the Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 30, 2004.

(i)(F)
Amendment to the Investment Advisory Agreement dated December 31, 2002 is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 29, 2004.

(i)(G)
Amendment to the Investment Advisory Agreement dated May 1, 2003 is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 29, 2004.

	(ii)	Form of Expense Cap/Reimbursement Agreement - filed herewith.
(e)	(i)(A)
Distribution Agreement is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 29, 2000.

(i)(B)
Exhibit G to the Distribution Agreement is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 22, 2000.

(i)(C)
Exhibit H to the Distribution Agreement is herein incorporated by reference from the Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 30, 2004.

(i)(D)
Amendment to Distribution Agreement (re: name of change of Baird Core Bond Fund to Baird Core Plus Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 29, 2004.

(i)
Amendment to Distribution Agreement (re: name of change of Baird Horizon Growth Fund to Baird LargeCap Fund) is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 29, 2004.

(f)		Bonus or Profit Sharing Contracts - None.
(g)	(i)	Custody Agreement between Robert W. Baird & Co. Incorporated, the Registrant and U.S. Bank National Association - filed herewith.
(h)	(i)	Fund Administration Servicing Agreement between Robert W. Baird & Co. Incorporated, the Registrant and U.S. Bancorp Fund Services, LLC - filed herewith.

	(ii)	Transfer Agent Servicing Agreement between Robert W. Baird & Co. Incorporated, the Registrant and U.S. Bancorp Fund Services, LLC - filed herewith.
	(iii)	Fund Accounting Servicing Agreement between Robert W. Baird & Co. Incorporated, B the Registrant and U.S. Bancorp Fund Services, LLC - filed herewith.
	(iv)	Prospect Servicing Agreement between the Registrant, U.S. Bancorp Fund Services, LLC and Robert W. Baird & Co. Incorporated - filed herewith.
	(v)	Securities Lending Agreement between the Registrant, U.S. Bancorp Asset Management, Inc. and Robert W. Baird & Co. Incorporated - filed herewith.
(i)	(i)
Opinion and Consent of Godfrey & Kahn, S.C. dated December 28, 2000 is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 22, 2000.

(ii)
Opinion and Consent of Godfrey & Kahn, S.C. dated April 27, 2001 is herein incorporated by reference from the Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2001.

(iii)
Opinion and Consent of Godfrey & Kahn, S.C. dated June 28, 2004 is herein incorporated by reference from the Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 30, 2004.

	(iv)	Consent of Godfrey & Kahn, S.C. dated April 26, 2006 relating to Exhibits (i.i), (i.ii) and (i.iii) - filed herewith.
(j)	(i)	Consent of Independent Registered Public Accounting Firm - filed herewith.
(ii)(A)
Power of Attorney dated August 14, 2000 is herein incorporated by reference from the Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2002.

(ii)(B)
Power of Attorney dated June 27, 2004 is herein incorporated by reference from the Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 30, 2004.

(k)		Omitted Financial Statements - None.
(l)
Initial Capital Agreement dated September 14, 2000 is herein incorporated by reference from the Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 25, 2000.

(m)		Form of Amended and Restated Distribution and Shareholder Servicing Plan - filed herewith.

(n)
Rule 18f-3 Plan is herein incorporated by reference from the Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 30, 2004.

(o)	Reserved.
(p)	Code of Ethics for the Registrant, Advisor and Distributor - filed herewith.

Item 24.	Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.	Indemnification

Reference is made to Article VII of the Registrant’s Bylaws. In addition, the Wisconsin Business Corporation Law requires the Registrant to indemnify each of its officer and directors against liability incurred by the officer or director in any proceeding to which the officer or director was a party because he or she is an officer or director, unless liability was incurred because the officer or director breached or failed to perform a duty owed to the Registrant and the breach or failure to perform constitutes (i) a willful failure to deal fairly with the Registrant or its shareholders in connection with a matter in which the officer or director has a material conflict of interest; (ii) a violation of criminal law, unless the officer or director had reasonable cause to believe that his or her conduct was lawful or no reasonable cause to believe that it was unlawful; (iii) a transaction from which the officer or director derived an improper personal profit, or (iv) willful misconduct.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

The Registrant’s directors and officers are insured under a policy of insurance maintained by the Registrant’s investment adviser against certain liabilities that might be imposed as a result of actions, suits or proceedings to which they are parties by reason of being or having been such directors or officers.

Item 26.	Business and Other Connections of Investment Adviser

Robert W. Baird & Co. Incorporated (the “Advisor”) serves as the investment adviser for the Registrant. The Advisor is a registered broker-dealer as well as an investment adviser. The business and other connections of the Advisor are further described in the Advisor’s Uniform Application for Investment Advisor Registration (“Form ADV”) as filed with the SEC. The names and titles of the executive officers and directors of the Advisor are set forth in the table under Item 27(b), below. Each director and executive officer of the Advisor holds the same position with Baird Holding Company and Baird Financial Corporation. Baird Financial Corporation and Baird Holding Company are affiliates of the Advisor and are located at the same address as the Advisor.

To the best of Registrant’s knowledge, none of the Advisor’s directors or executive officers is or has been engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below.

Name of Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years
Paul E. Purcell	Director of RC2 Corporation, 1111 West 22nd Street, Suite 320, Oak Brook, Illinois 60523
Mary Ellen Stanek
Director of Journal Communications, Inc., 333 West State Street, Milwaukee, Wisconsin 53203

Director of West Bend Mutual Insurance Company, 1900 South 18th Avenue, West Bend, Wisconsin 53095

Director of Aurora Healthcare, 3000 West Montana Street, Milwaukee, Wisconsin 53215

Paul J. Carbone	Director of Network Towers LLC, Network Building & Consulting, 812 Oregon Avenue, Suite E, Linthicum Heights, Maryland 21090
Patrick S. Lawton	Director of Wauwatosa Holdings, Inc. 11200 West Plank Court, Wauwatosa, Wisconsin 53226

Item 27.	Principal Underwriter

(a)  Robert W. Baird & Co. Incorporated, 777 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, also acts as the sub-investment manager for the AHA Full Maturity Fixed Income Fund and the AHA Balanced Fund, which are series of CNI Charter Funds.

(b)  To the best of Registrant’s knowledge, the directors and executive officers of Robert W. Baird & Co. Incorporated are as follows:

Name and Principal Business Address	Position and Offices with Robert W. Baird & Co. Incorporated	Positions and Offices with Registrant
Paul E. Purcell	Director, Chairman, President and Chief Executive Officer	None
Paul J. Carbone	Director and Managing Director	None
Leonard M. Rush	Managing Director and Chief Financial Officer	Treasurer
Glen F. Hackmann	Secretary	None
Deborah J. Fabritz	Assistant Secretary	None
Patrick S. Lawton	Director and Managing Director	None
William W. Mahler	Director and Managing Director	None

Name and Principal Business Address	Position and Offices with Robert W. Baird & Co. Incorporated	Positions and Offices with Registrant
Steven G. Booth	Director and Managing Director	None
Michael J. Schroeder	Director and Managing Director	None
Mary Ellen Stanek	Director and Managing Director	President
Robert J. Venable	Director and Managing Director	None

The address of each of the foregoing is 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c)       Not applicable

Item 28.	Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under that section are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Accounting, Fund Administrator and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Advisor	Robert W. Baird & Co. Incorporated 777 East Wisconsin Avenue Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, N.A. 425 Walnut Street Cincinnati, OH 54202

Item 29.	Management Services

Not applicable.

Item 30.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 16 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and the State of Wisconsin on April 27, 2006.

BAIRD FUNDS, INC.
(Registrant)

By: /s/ Mary Ellen Stanek
                                                                                                                             Mary Ellen Stanek
                                                                                                                             President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 16 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Mark Ellen Stanek	President (Principal Executive Officer)	April 27, 2006
Mary Ellen Stanek

/s/ Leonard M. Rush	Treasurer (Principal Financial Officer)	April 27, 2006
Leonard M. Rush

	Director	April 27, 2006
John W. Feldt*

	Director	April 27, 2006
George C. Kaiser*

	Director	April 27, 2006
G. Frederick Kasten, Jr.*

	Director	April 27, 2006
Frederick P. Stratton, Jr.*

*By: /s/ Leonard M. Rush
Leonard M. Rush Treasurer and Attorney-In-Fact

INDEX TO EXHIBITS

Exhibit Number	Description

(d)(ii)	Form of Expense Cap/Reimbursement Agreement

(g)(i)	Custody Agreement between Robert W. Baird & Co. Incorporated, the Registrant and U.S. Bank National Association

(h)(i)	Fund Administration Servicing Agreement between Robert W. Baird & Co. Incorporated, the Registrant and U.S. Bancorp Fund Services, LLC

(h)(ii)	Transfer Agent Servicing Agreement between Robert W. Baird & Co. Incorporated, the Registrant and U.S. Bancorp Fund Services, LLC

(h)(iii)	Fund Accounting Servicing Agreement between Robert W. Baird & Co. Incorporated, the Registrant and U.S. Bancorp Fund Services, LLC

(h)(iv)	Prospect Servicing Agreement between the Registrant, U.S. Bancorp Fund Services, LLC and Robert W. Baird & Co. Incorporated

(h)(v)	Securities Lending Agreement between the Registrant, U.S. Bancorp Asset Management and Robert W. Baird & Co. Incorporated

(i)(iv)	Consent of Godfrey & Kahn, S.C. dated April 26, 2006 relating to Exhibits (i.i), (i.ii) and (i.iii)

(j)(i)	Consent of Independent Registered Public Accounting Firm

(m)	Form of Amended and Restated Distribution and Shareholder Servicing Plan

(p)	Code of Ethics for the Registrant, Advisor and Distributor